UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices)     (Zip code)

Scott R. Plummer – 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 671-1947

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2012

Item 1.	Reports to Stockholders.

Semiannual Report

Semiannual Report

Columbia

Diversified Equity Income Fund

Semiannual Report for the Period Ended March 31, 2012

Columbia Diversified Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

FUND SUMMARY

>	Columbia Diversified Equity Income Fund (the Fund) Class A shares increased 24.06% (excluding sales charge) for the six months ended March 31, 2012.

>	The Fund underperformed the 25.68% increase of the Russell 1000® Value Index for the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2012)

	6 months*	1 year	5 years	10 years
Columbia Diversified Equity Income Fund Class A (excluding sales charge)	+24.06%	-0.01%	-0.12%	+5.94%
Russell 1000 Value Index(1) (unmanaged)	+25.68%	+4.79%	-0.81%	+4.58%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2012
Without sales charge	6 months*	1 year	5 years	10 years
Class A (inception 10/15/90)	+24.06%	-0.01%	-0.12%	+5.94%
Class B (inception 3/20/95)	+23.62%	-0.76%	-0.89%	+5.13%
Class C (inception 6/26/00)	+23.64%	-0.79%	-0.87%	+5.13%
Class I** (inception 3/4/04)	+24.42%	+0.51%	+0.32%	+6.31%
Class R** (inception 12/11/06)	+23.90%	-0.24%	-0.44%	+5.63%
Class R3** (inception 12/11/06)	+24.01%	-0.23%	-0.23%	+5.83%
Class R4 (inception 3/20/95)	+24.25%	+0.18%	+0.05%	+6.11%
Class R5** (inception 12/11/06)	+24.41%	+0.45%	+0.29%	+6.16%
Class W** (inception 12/01/06)	+24.05%	+0.03%	-0.10%	+5.95%
Class Z** (inception 10/27/10)	+24.26%	+0.24%	-0.03%	+5.98%

With sales charge
Class A (inception 10/15/90)	+16.93%	-5.76%	-1.29%	+5.31%
Class B (inception 3/20/95)	+18.62%	-5.69%	-1.23%	+5.13%
Class C (inception 6/26/00)	+22.64%	-1.77%	-0.87%	+5.13%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at March 31, 2012)
Stocks	97.9%
Consumer Discretionary	11.7
Consumer Staples	10.4
Energy	11.2
Financials	12.8
Health Care	10.5
Industrials	14.0
Information Technology	14.0
Materials	3.2
Telecommunication Services	5.8
Utilities	4.3
Bonds	0.2
Other(2)	1.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.
(2)	Includes investments in money market funds.

TOP TEN HOLDINGS(1) (at March 31, 2012)
Microsoft Corp.	3.5%
JPMorgan Chase & Co.	3.1
Lorillard, Inc.	2.9
Mastercard, Inc., Class A	2.4
AT&T, Inc.	2.3
Bank of America Corp.	2.3
Ford Motor Co.	2.2
Pfizer, Inc.	2.2
Target Corp.	2.1
XL Group PLC	2.0

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and money market funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the fund’s portfolio holdings.
For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

6	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

October 1, 2011 — March 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,240.60	1,019.34	6.18	5.57	1.11
Class B	1,000.00	1,000.00	1,236.20	1,015.51	10.45	9.42	1.88
Class C	1,000.00	1,000.00	1,236.40	1,015.61	10.34	9.32	1.86
Class I	1,000.00	1,000.00	1,244.20	1,021.73	3.52	3.17	0.63
Class R	1,000.00	1,000.00	1,239.00	1,018.15	7.52	6.77	1.35
Class R3	1,000.00	1,000.00	1,240.10	1,019.00	6.57	5.92	1.18
Class R4	1,000.00	1,000.00	1,242.50	1,020.24	5.19	4.67	0.93
Class R5	1,000.00	1,000.00	1,244.10	1,021.48	3.79	3.42	0.68
Class W	1,000.00	1,000.00	1,240.50	1,019.49	6.02	5.42	1.08
Class Z	1,000.00	1,000.00	1,242.60	1,020.79	4.57	4.12	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Diversified Equity Income Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.6%

CONSUMER DISCRETIONARY 11.6%
Auto Components 1.1%
Johnson Controls, Inc.	1,304,789	$42,379,547
Automobiles 2.2%
Ford Motor Co.(a)	6,845,311	85,497,934
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	368,251	36,125,423
Household Durables 0.3%
Lennar Corp., Class A(a)	470,539	12,789,250
Media 2.4%
Comcast Corp., Class A(a)	678,058	20,348,521
Regal Entertainment Group, Class A(a)	1,404,463	19,100,697
Time Warner, Inc.(a)	338,129	12,764,370
Viacom, Inc., Class B	355,293	16,862,206
Walt Disney Co. (The)	544,252	23,827,352

Total		92,903,146
Multiline Retail 3.1%
Macy’s, Inc.	1,005,070	39,931,431
Target Corp.	1,338,573	77,998,649

Total		117,930,080
Specialty Retail 1.6%
Home Depot, Inc. (The)(a)	1,258,585	63,319,411

TOTAL CONSUMER DISCRETIONARY		450,944,791

CONSUMER STAPLES 10.4%
Beverages 0.5%
PepsiCo, Inc.	315,069	20,904,828
Food & Staples Retailing 1.6%
CVS Caremark Corp.	348,232	15,600,794
Wal-Mart Stores, Inc.(a)	721,878	44,178,933

Total		59,779,727
Food Products 1.7%
Kraft Foods, Inc., Class A	860,691	32,714,865
Sara Lee Corp.	596,135	12,834,786
Unilever NV — NY Shares	612,000	20,826,360

Total		66,376,011

Issuer	Shares	Value
Common Stocks (continued)

CONSUMER STAPLES (cont.)
Household Products 1.3%
Kimberly-Clark Corp.(a)	421,609	$31,152,689
Procter & Gamble Co. (The)	295,493	19,860,085

Total		51,012,774
Tobacco 5.3%
Altria Group, Inc.	1,158,527	35,763,729
Lorillard, Inc.	859,921	111,342,571
Philip Morris International, Inc.	644,663	57,123,588

Total		204,229,888
TOTAL CONSUMER STAPLES		402,303,228

ENERGY 11.2%
Energy Equipment & Services 1.8%
C&J Energy Services, Inc.(a)(b)	329,061	5,853,995
Halliburton Co.	729,699	24,218,710
McDermott International, Inc.(b)	658,651	8,437,319
National Oilwell Varco, Inc.	402,484	31,985,404

Total		70,495,428
Oil, Gas & Consumable Fuels 9.4%
Anadarko Petroleum Corp.	572,504	44,849,963
Apache Corp.	576,076	57,861,073
Chevron Corp.	607,489	65,147,120
Enbridge, Inc.	636,756	24,737,971
Exxon Mobil Corp.	784,086	68,003,779
Occidental Petroleum Corp.	573,885	54,651,069
Royal Dutch Shell PLC, ADR	373,302	26,179,669
Total SA, ADR	357,164	18,258,224
Williams Companies, Inc. (The)	153,227	4,720,924

Total		364,409,792
TOTAL ENERGY		434,905,220
FINANCIALS 12.7%
Capital Markets 1.7%
Goldman Sachs Group, Inc. (The)	533,874	66,397,910
Commercial Banks 0.5%
Wells Fargo & Co.	569,623	19,446,929

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Diversified Financial Services 5.8%
Bank of America Corp.	9,104,277	$87,127,931
Citigroup, Inc.	643,432	23,517,439
JPMorgan Chase & Co.	2,530,610	116,357,448

Total		227,002,818
Insurance 4.5%
ACE Ltd.	525,901	38,495,953
Allstate Corp. (The)	754,495	24,837,976
Endurance Specialty Holdings Ltd.	211,196	8,587,229
MetLife, Inc.	627,540	23,438,619
PartnerRe Ltd.	42,184	2,863,872
XL Group PLC	3,516,444	76,271,670

Total		174,495,319
Real Estate Investment Trusts (REITs) 0.2%
ProLogis, Inc.(a)	212,741	7,662,931

TOTAL FINANCIALS		495,005,907

HEALTH CARE 10.5%
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	1,208,221	71,212,546
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	865,479	38,522,470
Thermo Fisher Scientific, Inc.	468,609	26,420,176

Total		64,942,646
Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	1,299,001	43,841,284
Johnson & Johnson	642,984	42,411,225
Merck & Co., Inc.	1,649,534	63,342,105
Novartis AG, ADR	710,636	39,376,341
Pfizer, Inc.	3,668,263	83,122,839

Total		272,093,794
TOTAL HEALTH CARE		408,248,986

INDUSTRIALS 14.0%
Aerospace & Defense 2.5%
Boeing Co. (The)	615,827	45,799,054
Honeywell International, Inc.	340,325	20,776,841
Lockheed Martin Corp.(a)	342,953	30,817,757

Total		97,393,652
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B(a)	258,283	20,848,604

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Airlines 0.6%
Delta Air Lines, Inc.(b)	927,635	$9,192,863
United Continental Holdings, Inc.(a)(b)	730,242	15,700,203

Total		24,893,066
Electrical Equipment 2.4%
ABB Ltd., ADR(a)(b)	744,859	15,202,572
Cooper Industries PLC	887,230	56,738,359
Hubbell, Inc., Class B	259,671	20,404,947

Total		92,345,878
Industrial Conglomerates 3.0%
General Electric Co.	3,016,643	60,544,025
Siemens AG, ADR	154,314	15,561,024
Tyco International Ltd.	693,947	38,985,942

Total		115,090,991
Machinery 4.3%
Caterpillar, Inc.(a)	492,618	52,473,669
Deere & Co.(a)	66,228	5,357,845
Eaton Corp.	578,859	28,844,544
Illinois Tool Works, Inc.(a)	577,290	32,974,805
PACCAR, Inc.(a)	318,107	14,896,951
Parker Hannifin Corp.(a)	365,253	30,882,141

Total		165,429,955
Road & Rail 0.7%
Union Pacific Corp.(a)	250,230	26,894,720

TOTAL INDUSTRIALS		542,896,866

INFORMATION TECHNOLOGY 13.9%
Communications Equipment 2.1%
Cisco Systems, Inc.	2,595,991	54,905,209
Nokia OYJ, ADR(a)	4,992,532	27,409,001

Total		82,314,210
Computers & Peripherals 1.8%
Apple, Inc.(b)	78,193	46,874,358
Western Digital Corp.(b)	577,545	23,904,587

Total		70,778,945
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	551,324	20,261,157
IT Services 3.3%
Accenture PLC, Class A	403,462	26,023,299
International Business Machines Corp.(a)	53,555	11,174,251

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)
IT Services (cont.)
Mastercard, Inc., Class A	215,958	$90,818,977

Total		128,016,527
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.(a)	2,011,712	56,549,224
Microchip Technology, Inc.(a)	772,742	28,746,003

Total		85,295,227
Software 4.0%
Microsoft Corp.	4,136,292	133,395,417
Oracle Corp.	732,824	21,369,148

Total		154,764,565
TOTAL INFORMATION TECHNOLOGY		541,430,631

MATERIALS 3.2%
Chemicals 3.0%
Air Products & Chemicals, Inc.	230,466	21,156,779
Dow Chemical Co. (The)(a)	1,476,323	51,139,829
EI du Pont de Nemours & Co.(a)	581,651	30,769,338
Huntsman Corp.	839,958	11,767,811

Total		114,833,757
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	255,335	9,712,943

TOTAL MATERIALS		124,546,700

TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 5.2%
AT&T, Inc.(a)	2,823,462	88,176,718
CenturyLink, Inc.(a)	1,054,508	40,756,734
Deutsche Telekom AG, ADR	1,600,088	19,273,060
Verizon Communications, Inc.(a)	842,389	32,204,531
Windstream Corp.(a)	1,721,598	20,159,913

Total		200,570,956
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	891,647	24,671,873

TOTAL TELECOMMUNICATION SERVICES		225,242,829

Issuer	Shares	Value
Common Stocks (continued)

UTILITIES 4.3%
Electric Utilities 2.2%
American Electric Power Co., Inc.	520,951	$20,098,289
Entergy Corp.	246,929	16,593,629
FirstEnergy Corp.	428,601	19,539,920
NextEra Energy, Inc.(a)	279,564	17,075,769
PPL Corp.	421,983	11,925,240

Total		85,232,847
Independent Power Producers & Energy Traders —%
Calpine Corp.(b)	39,893	686,559
Multi-Utilities 2.1%
Dominion Resources, Inc.	571,525	29,267,795
PG&E Corp.	639,505	27,760,912
Sempra Energy	407,425	24,429,203

Total		81,457,910
TOTAL UTILITIES		167,377,316
Total Common Stocks (Cost: $3,090,379,095)		$3,792,902,474

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds 0.2%

Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$7,719,000	$7,275,158
Total Convertible Bonds (Cost: $7,719,001)			$7,275,158

	Shares	Value
Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.166%(c)(d)	72,132,370	$72,132,370
Total Money Market Funds (Cost: $72,132,370)		$72,132,370

The Accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 16.0%

Asset-Backed Commercial Paper 2.2%
Antalis US Funding Corp.
04/05/12	0.310%	$4,999,698	$4,999,698
Atlantis One
04/11/12	0.511%	9,987,108	9,987,108
08/01/12	0.662%	9,966,633	9,966,633
09/10/12	0.592%	7,976,400	7,976,400
Kells Funding LLC
04/13/12	0.581%	14,977,525	14,977,525
06/04/12	0.501%	6,990,764	6,990,764
LMA Americas LLC
04/03/12	0.310%	4,999,699	4,999,699
Newport Funding Corp.
04/02/12	0.200%	4,999,917	4,999,917
Regency Markets No. 1 LLC
04/20/12	0.440%	9,989,367	9,989,367
Rheingold Securitization
04/27/12	0.600%	4,997,417	4,997,417
Royal Park Investments Funding Corp.
04/05/12	1.001%	4,995,972	4,995,972

Total			84,880,500
Certificates of Deposit 8.3%
Bank of Nova Scotia
05/03/12	0.373%	11,000,000	11,000,000
07/26/12	0.321%	10,000,000	10,000,000
Barclays Bank PLC
04/18/12	0.600%	25,000,000	25,000,000
Branch Banking & Trust Corporation
07/12/12	0.420%	20,000,000	20,000,000
DZ Bank AG
04/16/12	0.220%	6,000,000	6,000,000
Den Danske Bank
04/02/12	0.200%	20,000,000	20,000,000
Deutsche Bank AG
09/14/12	0.750%	16,000,000	16,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	12,000,153	12,000,153
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	15,000,000	15,000,000
National Australia Bank
04/30/12	0.391%	10,000,000	10,000,000
08/16/12	0.341%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
National Bank of Canada
05/08/12	0.393%	$13,000,000	$13,000,000
Norinchukin Bank
05/21/12	0.470%	18,000,000	18,000,000
Royal Bank of Canada
04/02/12	0.100%	20,000,000	20,000,000
Skandinaviska Enskilda Banken
05/21/12	0.340%	15,000,000	15,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	15,000,000	15,000,000
04/20/12	0.560%	4,992,932	4,992,932
Sumitomo Trust & Banking Co., Ltd.
05/29/12	0.370%	12,000,000	12,000,000
Svenska Handelsbanken
07/26/12	0.590%	10,000,504	10,000,504
08/30/12	0.580%	15,000,000	15,000,000
Union Bank of Switzerland
04/17/12	0.580%	5,000,000	5,000,000
07/24/12	0.790%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	10,000,000	10,000,000
Westpac Banking Corp.
05/11/12	0.412%	10,000,000	10,000,000

Total			322,993,589
Commercial Paper 4.4%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	19,953,233	19,953,233
Caisse d’Amortissement de la Dette Sociale
08/10/12	0.531%	9,978,947	9,978,947
Caisse des Depots
07/16/12	0.421%	2,996,150	2,996,150
Development Bank of Singapore Ltd.
08/08/12	0.501%	10,975,097	10,975,097
DnB NOR
04/10/12	0.521%	9,986,278	9,986,278
07/25/12	0.602%	4,984,833	4,984,833
Erste Abwicklungsanstalt
04/24/12	0.681%	9,982,622	9,982,622
04/23/12	0.671%	1,996,613	1,996,613
Macquarie Bank Ltd.
04/20/12	0.803%	9,959,556	9,959,556
Nordea Bank AB
07/24/12	0.627%	14,952,604	14,952,604
Skandinaviska Enskilda Banken AB
05/03/12	0.350%	4,996,840	4,996,840
05/14/12	0.330%	9,994,317	9,994,317

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (cont.)
Societe Generale
04/03/12	0.300%	$9,999,417	$9,999,417
Suncorp Metway Ltd.
04/02/12	0.480%	9,992,000	9,992,000
05/21/12	0.480%	4,995,800	4,995,800
The Commonwealth Bank of Australia
08/16/12	0.302%	5,000,000	5,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	14,957,067	14,957,067
Westpac Securities NZ Ltd.
04/20/12	0.531%	14,959,588	14,959,588

Total			170,660,962
Repurchase Agreements 1.1%
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(e)
	0.270%	10,000,000	10,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(e)
	0.200%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	$5,000,000	$5,000,000
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $15,000,225(e)
	0.180%	15,000,000	15,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $6,101,028(e)
	0.180%	6,100,936	6,100,936

Total			41,100,936
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $619,635,987)			$619,635,987
Total Investments
(Cost: $3,789,866,453)			$4,491,945,989
Other Assets & Liabilities, Net			(608,382,962)
Net Assets			$3,883,563,027

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$151,107,439	$512,729,683	$(591,704,752)	$—	$72,132,370	$60,914	$72,132,370

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$1,207,776
Ginnie Mae II Pool	5,015,179
Total Market Value of Collateral Securities	$6,222,955

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair Value at March 31, 2012
Description	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$450,944,791	$—	$—	$450,944,791
Consumer Staples	402,303,228	—	—	402,303,228
Energy	434,905,220	—	—	434,905,220
Financials	495,005,907	—	—	495,005,907
Health Care	408,248,986	—	—	408,248,986
Industrials	542,896,866	—	—	542,896,866
Information Technology	541,430,631	—	—	541,430,631
Materials	124,546,700	—	—	124,546,700
Telecommunication Services	225,242,829	—	—	225,242,829
Utilities	167,377,316	—	—	167,377,316
Total Equity Securities	3,792,902,474	—	—	3,792,902,474
Bonds
Convertible Bonds	—	7,275,158	—	7,275,158
Total Bonds	—	7,275,158	—	7,275,158
Other
Money Market Funds	72,132,370	—	—	72,132,370
Investments of Cash Collateral Received for Securities on Loan	—	619,635,987	—	619,635,987
Total Other	72,132,370	619,635,987	—	691,768,357
Total	$3,865,034,844	$626,911,145	$—	$4,491,945,989

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	17

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $3,098,098,096)	$3,800,177,632
Affiliated issuers (identified cost $72,132,370)	72,132,370
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $578,535,051)	578,535,051
Repurchase agreements (identified cost $41,100,936)	41,100,936
Total investments (identified cost $3,789,866,453)	4,491,945,989
Receivable for:
Investments sold	28,794,698
Capital shares sold	3,881,462
Dividends	8,624,418
Interest	244,851
Reclaims	420,824
Total assets	4,533,912,242
Liabilities
Due upon return of securities on loan	619,635,987
Payable for:
Investments purchased	23,536,704
Capital shares purchased	6,230,415
Investment management fees	58,658
Distribution fees	28,114
Transfer agent fees	362,590
Administration fees	5,256
Plan administration fees	114,891
Compensation of board members	172,057
Other expenses	204,543
Total liabilities	650,349,215
Net assets applicable to outstanding capital stock	$3,883,563,027

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$4,018,518,194
Undistributed net investment income	6,063,130
Accumulated net realized loss	(843,097,833)
Unrealized appreciation (depreciation) on:
Investments	702,079,536
Total — representing net assets applicable to outstanding capital stock	$3,883,563,027
*Value of securities on loan	$606,526,615
Net assets applicable to outstanding shares
Class A	$3,179,881,852
Class B	$154,568,587
Class C	$61,613,150
Class I	$43,572,272
Class R	$12,192,427
Class R3	$59,590,021
Class R4	$224,615,302
Class R5	$70,090,829
Class W	$3,796
Class Z	$77,434,791
Shares outstanding
Class A	302,743,310
Class B	14,662,707
Class C	5,871,641
Class I	4,153,537
Class R	1,165,763
Class R3	5,683,478
Class R4	21,374,186
Class R5	6,671,988
Class W	361
Class Z	7,379,601
Net asset value per share
Class A(a)	$10.50
Class B	$10.54
Class C	$10.49
Class I	$10.49
Class R	$10.46
Class R3	$10.48
Class R4	$10.51
Class R5	$10.51
Class W	$10.52
Class Z	$10.49

(a)	The maximum offering price per share for Class A is $11.14. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	19

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$52,321,674
Interest	144,731
Dividends from affiliates	60,914
Income from securities lending — net	1,452,020
Foreign taxes withheld	(540,002)
Total income	53,439,337
Expenses:
Investment management fees	10,605,634
Distribution fees
Class A	3,939,666
Class B	754,160
Class C	293,722
Class R	28,311
Class R3	72,788
Class W	4
Transfer agent fees
Class A	3,596,758
Class B	190,095
Class C	67,268
Class R	12,529
Class R3	13,952
Class R4	52,585
Class R5	15,373
Class W	4
Class Z	62,617
Administration fees	951,176
Plan administration fees
Class R3	72,788
Class R4	262,032
Compensation of board members	14,161
Custodian fees	12,241
Printing and postage fees	235,094
Registration fees	106,382
Professional fees	61,410
Other	47,715
Total expenses	21,468,465
Net investment income	31,970,872

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$135,089,249
Foreign currency translations	1,527
Net realized gain	135,090,776
Net change in unrealized appreciation (depreciation) on:
Investments	668,654,850
Net change in unrealized appreciation	668,654,850
Net realized and unrealized gain	803,745,626
Net increase in net assets resulting from operations	$835,716,498

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	21

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011
Operations
Net investment income	$31,970,872	$54,882,123
Net realized gain	135,090,776	292,527,283
Net change in unrealized appreciation (depreciation)	668,654,850	(476,903,432)
Net increase (decrease) in net assets resulting from operations	835,716,498	(129,494,026)
Distributions to shareholders from:
Net investment income
Class A	(23,670,884)	(46,513,138)
Class B	(582,750)	(988,039)
Class C	(243,324)	(324,080)
Class I	(473,638)	(2,470,472)
Class R	(78,149)	(118,643)
Class R3	(403,776)	(1,186,599)
Class R4	(1,777,961)	(3,423,364)
Class R5	(634,753)	(1,153,088)
Class W	(29)	(45)
Class Z	(640,191)	(573,511)
Total distributions to shareholders	(28,505,455)	(56,750,979)
Increase (decrease) in net assets from share transactions	(766,206,563)	(405,281,228)
Total increase (decrease) in net assets	41,004,480	(591,526,233)
Net assets at beginning of period	3,842,558,547	4,434,084,780
Net assets at end of period	$3,883,563,027	$3,842,558,547
Undistributed net investment income	$6,063,130	$2,597,713

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	17,166,548	166,534,007	70,944,044	702,546,959
Conversions from Class B	—	—	5,743,413	59,616,244
Distributions reinvested	2,333,562	22,710,815	4,465,103	43,546,430
Redemptions	(91,563,098)	(874,344,703)	(95,741,801)	(953,730,518)
Net decrease	(72,062,988)	(685,099,881)	(14,589,241)	(148,020,885)
Class B shares
Subscriptions	126,519	1,249,490	358,803	3,618,135
Distributions reinvested	58,609	567,391	94,871	949,507
Conversions to Class A	—	—	(5,732,370)	(59,616,244)
Redemptions	(2,157,073)	(20,963,891)	(5,308,420)	(53,153,151)
Net decrease	(1,971,945)	(19,147,010)	(10,587,116)	(108,201,753)
Class C shares
Subscriptions	302,933	2,933,927	705,964	7,099,884
Distributions reinvested	24,046	232,022	30,717	300,510
Redemptions	(818,229)	(7,912,194)	(1,747,688)	(17,341,575)
Net decrease	(491,250)	(4,746,245)	(1,011,007)	(9,941,181)
Class I shares
Subscriptions	12,525	118,215	839,727	8,661,328
Distributions reinvested	49,022	473,554	250,180	2,470,332
Redemptions	(5,180,608)	(47,710,810)	(15,430,797)	(156,637,289)
Net decrease	(5,119,061)	(47,119,041)	(14,340,890)	(145,505,629)
Class R shares
Subscriptions	140,163	1,359,726	311,076	3,158,955
Distributions reinvested	8,087	78,130	12,207	118,624
Redemptions	(172,764)	(1,666,852)	(301,074)	(3,031,143)
Net increase (decrease)	(24,514)	(228,996)	22,209	246,436
Class R3 shares
Subscriptions	1,128,908	10,854,679	4,164,126	41,861,715
Distributions reinvested	41,510	403,751	119,578	1,186,471
Redemptions	(1,785,726)	(17,352,308)	(9,472,542)	(92,325,458)
Net decrease	(615,308)	(6,093,878)	(5,188,838)	(49,277,272)
Class R4 shares
Subscriptions	1,633,185	15,847,448	4,692,239	46,792,493
Distributions reinvested	168,095	1,640,292	326,681	3,193,901
Redemptions	(2,634,986)	(25,687,061)	(6,911,453)	(69,213,089)
Net decrease	(833,706)	(8,199,321)	(1,892,533)	(19,226,695)
Class R5 shares
Subscriptions	469,902	4,601,509	1,208,659	12,088,148
Distributions reinvested	64,902	633,942	117,384	1,143,255
Redemptions	(650,376)	(6,287,008)	(1,197,107)	(11,925,924)
Net increase (decrease)	(115,572)	(1,051,557)	128,936	1,305,479
Class Z shares
Subscriptions	1,674,764	16,238,337	7,459,113	79,450,030
Distributions reinvested	62,415	609,289	58,400	546,595
Redemptions	(1,187,978)	(11,368,260)	(687,390)	(6,656,353)
Net increase	549,201	5,479,366	6,830,123	73,340,272
Total net decrease	(80,685,143)	(766,206,563)	(40,628,357)	(405,281,228)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.53		$9.03	$8.31	$9.31	$14.34	$13.10
Income from investment operations:
Net investment income	0.08		0.12	0.12	0.16	0.17	0.18
Net realized and unrealized gain (loss)	1.97		(0.49)	0.72	(1.02)	(3.44)	2.41
Total from investment operations	2.05		(0.37)	0.84	(0.86)	(3.27)	2.59
Less distributions to shareholders from:
Net investment income	(0.08)		(0.13)	(0.12)	(0.14)	(0.17)	(0.18)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.08)		(0.13)	(0.12)	(0.14)	(1.76)	(1.35)
Net asset value, end of period	$10.50		$8.53	$9.03	$8.31	$9.31	$14.34
Total return	24.06%		(4.32% )	10.18%	(8.91% )	(25.05% )	20.98%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.11%	(b)	1.13%	1.12%	0.99%	1.08%	1.00%
Net expenses after fees waived or expenses reimbursed(c)	1.11%	(b)	1.13% (d)	1.12%	0.99%	1.08%	1.00%
Net investment income	1.69%	(b)	1.20% (d)	1.36%	2.21%	1.49%	1.34%
Supplemental data
Net assets, end of period (in thousands)	$3,179,882		$3,197,508	$3,516,017	$3,516,948	$4,504,418	$6,501,874
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.56		$9.05	$8.33	$9.32	$14.35	$13.11
Income from investment operations:
Net investment income	0.04		0.04	0.05	0.10	0.08	0.08
Net realized and unrealized gain (loss)	1.98		(0.49)	0.72	(1.00)	(3.45)	2.40
Total from investment operations	2.02		(0.45)	0.77	(0.90)	(3.37)	2.48
Less distributions to shareholders from:
Net investment income	(0.04)		(0.04)	(0.05)	(0.09)	(0.07)	(0.07)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.04)		(0.04)	(0.05)	(0.09)	(1.66)	(1.24)
Net asset value, end of period	$10.54		$8.56	$9.05	$8.33	$9.32	$14.35
Total return	23.62%		(5.01% )	9.26%	(9.53% )	(25.66% )	20.04%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.88%	(b)	1.88%	1.89%	1.76%	1.84%	1.76%
Net expenses after fees waived or expenses reimbursed(c)	1.88%	(b)	1.88% (d)	1.89%	1.76%	1.84%	1.76%
Net investment income	0.93%	(b)	0.43% (d)	0.58%	1.49%	0.71%	0.57%
Supplemental data
Net assets, end of period (in thousands)	$154,569		$142,429	$246,456	$377,652	$633,360	$1,113,206
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.52		$9.02	$8.30	$9.30	$14.32	$13.09
Income from investment operations:
Net investment income	0.05		0.04	0.05	0.10	0.09	0.08
Net realized and unrealized gain (loss)	1.96		(0.49)	0.73	(1.01)	(3.44)	2.40
Total from investment operations	2.01		(0.45)	0.78	(0.91)	(3.35)	2.48
Less distributions to shareholders from:
Net investment income	(0.04)		(0.05)	(0.06)	(0.09)	(0.08)	(0.08)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.04)		(0.05)	(0.06)	(0.09)	(1.67)	(1.25)
Net asset value, end of period	$10.49		$8.52	$9.02	$8.30	$9.30	$14.32
Total return	23.64%		(5.07% )	9.37%	(9.61% )	(25.60% )	20.04%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.86%	(b)	1.88%	1.88%	1.75%	1.83%	1.76%
Net expenses after fees waived or expenses reimbursed(c)	1.86%	(b)	1.88% (d)	1.88%	1.75%	1.83%	1.76%
Net investment income	0.96%	(b)	0.44% (d)	0.60%	1.46%	0.75%	0.58%
Supplemental data
Net assets, end of period (in thousands)	$61,613		$54,238	$66,505	$72,372	$93,321	$113,516
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$8.52		$9.02	$8.30	$9.30	$14.33	$13.09
Income from investment operations:
Net investment income	0.10		0.16	0.16	0.19	0.22	0.23
Net realized and unrealized gain (loss)	1.97		(0.49)	0.72	(1.01)	(3.45)	2.41
Total from investment operations	2.07		(0.33)	0.88	(0.82)	(3.23)	2.64
Less distributions to shareholders from:
Net investment income	(0.10)		(0.17)	(0.16)	(0.18)	(0.21)	(0.23)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.10)		(0.17)	(0.16)	(0.18)	(1.80)	(1.40)
Net asset value, end of period	$10.49		$8.52	$9.02	$8.30	$9.30	$14.33
Total return	24.42%		(3.88% )	10.69%	(8.47% )	(24.75% )	21.44%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.63%	(b)	0.67%	0.67%	0.50%	0.67%	0.62%
Net expenses after fees waived or expenses reimbursed(c)	0.63%	(b)	0.67%	0.67%	0.50%	0.67%	0.62%
Net investment income	2.13%	(b)	1.63%	1.82%	2.69%	1.98%	1.72%
Supplemental data
Net assets, end of period (in thousands)	$43,572		$79,024	$213,083	$212,064	$189,997	$131,742
Portfolio turnover	10%		36%	34%	38%	31%	31%
Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.50		$8.99	$8.28	$9.28	$14.33	$14.03
Income from investment operations:
Net investment income	0.07		0.09	0.09	0.13	0.14	0.11
Net realized and unrealized gain (loss)	1.96		(0.48)	0.72	(1.01)	(3.45)	1.52
Total from investment operations	2.03		(0.39)	0.81	(0.88)	(3.31)	1.63
Less distributions to shareholders from:
Net investment income	(0.07)		(0.10)	(0.10)	(0.12)	(0.15)	(0.16)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.07)		(0.10)	(0.10)	(0.12)	(1.74)	(1.33)
Net asset value, end of period	$10.46		$8.50	$8.99	$8.28	$9.28	$14.33
Total return	23.90%		(4.46% )	9.76%	(9.20% )	(25.36% )	12.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.35%	(c)	1.38%	1.46%	1.30%	1.46%	1.43%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.35%	(c)	1.38% (e)	1.46%	1.30%	1.46%	1.43%	(c)
Net investment income	1.47%	(c)	0.95% (e)	1.03%	1.86%	1.33%	1.03%	(c)
Supplemental data
Net assets, end of period (in thousands)	$12,192		$10,114	$10,506	$8,271	$7,728	$30
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$8.51		$9.02	$8.30	$9.30	$14.33	$14.03
Income from investment operations:
Net investment income	0.08		0.11	0.11	0.15	0.16	0.13
Net realized and unrealized gain (loss)	1.96		(0.50)	0.72	(1.01)	(3.45)	1.54
Total from investment operations	2.04		(0.39)	0.83	(0.86)	(3.29)	1.67
Less distributions to shareholders from:
Net investment income	(0.07)		(0.12)	(0.11)	(0.14)	(0.15)	(0.20)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.07)		(0.12)	(0.11)	(0.14)	(1.74)	(1.37)
Net asset value, end of period	$10.48		$8.51	$9.02	$8.30	$9.30	$14.33
Total return	24.01%		(4.52% )	10.09%	(8.95% )	(25.17% )	13.02%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.18%	(c)	1.21%	1.22%	1.05%	1.23%	1.32%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.18%	(c)	1.21%	1.22%	1.05%	1.23%	1.32%	(c)
Net investment income	1.64%	(c)	1.06%	1.26%	2.13%	1.37%	1.35%	(c)
Supplemental data
Net assets, end of period (in thousands)	$59,590		$53,617	$103,577	$110,248	$108,543	$118,360
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	29

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.53		$9.04	$8.32	$9.31	$14.35	$13.11
Income from investment operations:
Net investment income	0.09		0.14	0.13	0.17	0.19	0.20
Net realized and unrealized gain (loss)	1.97		(0.50)	0.73	(1.00)	(3.46)	2.41
Total from investment operations	2.06		(0.36)	0.86	(0.83)	(3.27)	2.61
Less distributions to shareholders from:
Net investment income	(0.08)		(0.15)	(0.14)	(0.16)	(0.18)	(0.20)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.08)		(0.15)	(0.14)	(0.16)	(1.77)	(1.37)
Net asset value, end of period	$10.51		$8.53	$9.04	$8.32	$9.31	$14.35
Total return	24.25%		(4.23% )	10.34%	(8.57% )	(24.98% )	21.10%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.93%	(b)	0.97%	0.97%	0.80%	0.98%	0.91%
Net expenses after fees waived or expenses reimbursed(c)	0.93%	(b)	0.97%	0.97%	0.75%	0.94%	0.89%
Net investment income	1.89%	(b)	1.36%	1.52%	2.42%	1.66%	1.46%
Supplemental data
Net assets, end of period (in thousands)	$224,615		$189,510	$217,779	$197,977	$182,738	$209,638
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$8.53		$9.03	$8.31	$9.31	$14.35	$14.03
Income from investment operations:
Net investment income	0.10		0.16	0.15	0.18	0.23	0.18
Net realized and unrealized gain (loss)	1.98		(0.49)	0.73	(1.00)	(3.47)	1.54
Total from investment operations	2.08		(0.33)	0.88	(0.82)	(3.24)	1.72
Less distributions to shareholders from:
Net investment income	(0.10)		(0.17)	(0.16)	(0.18)	(0.21)	(0.23)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.10)		(0.17)	(0.16)	(0.18)	(1.80)	(1.40)
Net asset value, end of period	$10.51		$8.53	$9.03	$8.31	$9.31	$14.35
Total return	24.41%		(3.87% )	10.62%	(8.51% )	(24.83% )	13.41%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.68%	(c)	0.72%	0.72%	0.55%	0.70%	0.73%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.68%	(c)	0.72%	0.72%	0.55%	0.70%	0.73%	(c)
Net investment income	2.15%	(c)	1.62%	1.77%	2.62%	2.07%	1.63%	(c)
Supplemental data
Net assets, end of period (in thousands)	$70,091		$57,903	$60,156	$53,334	$45,589	$9,909
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	31

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$8.55		$9.04	$8.32	$9.32	$14.35	$13.86
Income from investment operations:
Net investment income	0.08		0.12	0.12	0.16	0.17	0.14
Net realized and unrealized gain (loss)	1.97		(0.48)	0.72	(1.01)	(3.45)	1.70
Total from investment operations	2.05		(0.36)	0.84	(0.85)	(3.28)	1.84
Less distributions to shareholders from:
Net investment income	(0.08)		(0.13)	(0.12)	(0.15)	(0.16)	(0.18)
Net realized gains	—		—	—	—	(1.32)	(1.17)
Tax return of capital	—		—	—	—	(0.27)	—
Total distributions to shareholders	(0.08)		(0.13)	(0.12)	(0.15)	(1.75)	(1.35)
Net asset value, end of period	$10.52		$8.55	$9.04	$8.32	$9.32	$14.35
Total return	24.05%		(4.20% )	10.18%	(8.85% )	(25.07% )	14.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.08%	(c)	1.10%	1.09%	0.91%	1.12%	1.05%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.08%	(c)	1.10%	1.09%	0.91%	1.12%	1.05%	(c)
Net investment income	1.75%	(c)	1.23%	1.40%	2.28%	1.45%	1.29%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$3	$3	$3	$3	$5
Portfolio turnover	10%		36%	34%	38%	31%	31%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to September 30, 2007.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.52		$9.03	$9.02
Income from investment operations:
Net investment income	0.10		0.17	0.01
Net realized and unrealized gain (loss)	1.96		(0.52)	—
Total from investment operations	2.06		(0.35)	0.01
Less distributions to shareholders from:
Net investment income	(0.09)		(0.16)	—
Total distributions to shareholders	(0.09)		(0.16)	—
Net asset value, end of period	$10.49		$8.52	$9.03
Total return	24.26%		(4.06% )	0.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.82%	(c)	0.87%	1.02%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.82%	(c)	0.87% (e)	1.02%	(c)
Net investment income	2.03%	(c)	1.77% (e)	9.89%	(c)
Supplemental data
Net assets, end of period (in thousands)	$77,435		$58,213	$3
Portfolio turnover	10%		36%	34%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements

March 31, 2012 (Unaudited)

Note	1. Organization

Columbia Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

34	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

(U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

36	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

38	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.56% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.05% of the Fund’s average daily net assets.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2012, other expenses paid to this company were $7,889.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

40	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

For the six months ended March 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.25
Class C	0.23
Class R	0.22
Class R3	0.05
Class R4	0.05
Class R5	0.05
Class W	0.21
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $11,366,000 and $744,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $666,012 for Class A, $50,491 for Class B, and $1,632 for Class C shares for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective April 20, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses through September 30, 2014 (excluding certain fees and expenses described below), unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.08%
Class B	1.83
Class C	1.83
Class I	0.68
Class R	1.33
Class R3	1.23
Class R4	0.98
Class R5	0.73
Class W	1.08
Class Z	0.83

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

42	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $3,789,866,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$770,726,000
Unrealized depreciation	(68,646,000)
Net unrealized appreciation	$702,080,000

The following capital loss carryforward, determined as of September 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2018	$930,152,529

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However,

management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $369,942,995 and $1,064,393,017, respectively, for the six months ended March 31, 2012.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2012, securities valued at $606,526,615 were on loan, secured by U.S. government securities valued at $645,126 and by cash collateral of $619,635,987 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program.

Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

44	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Note	8. Shareholder Concentration

At March 31, 2012, one unaffiliated shareholder account owned 33.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note	9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

Note	10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

Note	11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

46	COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA DIVERSIFIED EQUITY INCOME FUND — 2012 SEMIANNUAL REPORT	47

Columbia Diversified Equity Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6476 AA (5/12)

Semiannual Report

Columbia

Large Growth Quantitative Fund

Semiannual Report for the Period Ended March 31, 2012

Columbia Large Growth Quantitative Fund seeks to provide shareholders with long-term capital growth.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

FUND SUMMARY

>	Columbia Large Growth Quantitative Fund (the Fund) Class A shares gained 28.27% (excluding sales charge) for the six months ended March 31, 2012.

>	The Fund outperformed its benchmark, the Russell 1000® Growth Index, which gained 26.85% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2012)

	6 months*	1 year	Since inception 5/17/07
Columbia Large Growth Quantitative Fund Class A (excluding sales charge)	+28.27%	+11.61%	+2.05%
Russell 1000 Growth Index(1) (unmanaged)	+26.85%	+11.02%	+3.91%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russel 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth value. The index reinvestment of all distributions and changes in market prices.

2	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2012
Without sales charge	6 months*	1 year	Since inception
Class A (inception 5/17/07)	+28.27%	+11.61%	+2.05%
Class B (inception 5/17/07)	+27.66%	+10.76%	+1.27%
Class C (inception 5/17/07)	+27.75%	+10.84%	+1.28%
Class I (inception 5/17/07)	+28.43%	+12.05%	+2.53%
Class R (inception 5/17/07)	+28.11%	+11.31%	+1.82%
Class R4 (inception 5/17/07)	+28.38%	+11.85%	+2.27%
Class W (inception 8/1/08)**	+28.22%	+11.62%	+2.08%
Class Z (inception 9/27/10)**	+28.26%	+11.59%	+2.06%

With sales charge
Class A (inception 5/17/07)	+20.90%	+5.23%	+0.83%
Class B (inception 5/17/07)	+22.66%	+6.04%	+0.94%
Class C (inception 5/17/07)	+26.75%	+9.90%	+1.28%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at March 31, 2012)
Consumer Discretionary	14.2%
Consumer Staples	11.9
Energy	9.7
Financials	4.5
Health Care	10.1
Industrials	12.6
Information Technology	29.9
Materials	4.9
Telecommunication Services	1.2
Utilities	0.2
Other(2)	0.8

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.
(2)	Includes investments in money market funds.

TOP TEN HOLDINGS(1) (at March 31, 2012)
Apple, Inc.	9.3%
Microsoft Corp.	5.0
International Business Machines Corp.	3.9
Philip Morris International, Inc.	3.8
Wal-Mart Stores, Inc.	2.9
Exxon Mobil Corp.	2.5
Mastercard, Inc., Class A	2.4
Abbott Laboratories	2.2
Simon Property Group, Inc.	2.2
Oracle Corp.	2.1

(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and money market funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings.
For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

6	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

October 1, 2011 — March 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,282.70	1,018.85	6.87	6.07	1.21
Class B	1,000.00	1,000.00	1,276.60	1,015.17	11.04	9.77	1.95
Class C	1,000.00	1,000.00	1,277.50	1,015.17	11.04	9.77	1.95
Class I	1,000.00	1,000.00	1,284.30	1,021.08	4.32	3.82	0.76
Class R	1,000.00	1,000.00	1,281.10	1,017.60	8.28	7.32	1.46
Class R4	1,000.00	1,000.00	1,283.80	1,019.69	5.91	5.22	1.04
Class W	1,000.00	1,000.00	1,282.20	1,018.85	6.87	6.07	1.21
Class Z	1,000.00	1,000.00	1,282.60	1,020.24	5.28	4.67	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Large Growth Quantitative Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.3%

CONSUMER DISCRETIONARY 14.0%
Diversified Consumer Services 1.6%
ITT Educational Services, Inc.(a)(b)	147,418	$9,750,227
Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	15,900	1,559,790
Wynn Resorts Ltd.	20,700	2,585,016
Yum! Brands, Inc.	46,100	3,281,398

Total		7,426,204
Household Durables 1.6%
Tempur-Pedic International, Inc.(a)(b)	119,543	10,093,015
Leisure Equipment & Products 1.0%
Polaris Industries, Inc.	85,500	6,168,825
Media 5.3%
DIRECTV, Class A(a)	253,100	12,487,954
DISH Network Corp., Class A	325,200	10,708,836
McGraw-Hill Companies, Inc. (The)	183,500	8,894,245

Total		32,091,035
Specialty Retail 3.2%
Aaron’s, Inc.(b)	335,187	8,681,343
AutoZone, Inc.(a)	2,200	817,960
Bed Bath & Beyond, Inc.(a)	41,300	2,716,301
Ross Stores, Inc.	84,310	4,898,411
TJX Companies, Inc.	60,964	2,420,881

Total		19,534,896
Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	5,923	457,729
TOTAL CONSUMER DISCRETIONARY		85,521,931

CONSUMER STAPLES 11.8%
Beverages 1.7%
Coca-Cola Co. (The)	10,900	806,709
Coca-Cola Enterprises, Inc.	339,633	9,713,504

Total		10,520,213
Food & Staples Retailing 4.3%
Kroger Co. (The)	368,643	8,932,220
Wal-Mart Stores, Inc.(b)	286,565	17,537,778

Total		26,469,998

Issuer	Shares	Value
Common Stocks (continued)

CONSUMER STAPLES (cont.)
Food Products 1.2%
Campbell Soup Co.(b)	116,958	$3,959,028
Hershey Co. (The)	31,743	1,946,798
Hormel Foods Corp.	48,100	1,419,912

Total		7,325,738
Tobacco 4.6%
Altria Group, Inc.	166,624	5,143,683
Philip Morris International, Inc.	255,500	22,639,855

Total		27,783,538
TOTAL CONSUMER STAPLES		72,099,487

ENERGY 9.6%
Energy Equipment & Services 1.9%
Oceaneering International, Inc.	9,700	522,733
Patterson-UTI Energy, Inc.(b)	390,400	6,750,016
RPC, Inc.(b)	300,300	3,186,183
Schlumberger Ltd.	13,800	965,034

Total		11,423,966
Oil, Gas & Consumable Fuels 7.7%
Apache Corp.	115,307	11,581,435
Chevron Corp.	110,700	11,871,468
ConocoPhillips	20,900	1,588,609
Exxon Mobil Corp.(c)	175,718	15,240,022
HollyFrontier Corp.	212,900	6,844,735

Total		47,126,269
TOTAL ENERGY		58,550,235

FINANCIALS 4.5%
Consumer Finance 1.0%
Discover Financial Services	182,576	6,087,084
Diversified Financial Services 1.3%
IntercontinentalExchange, Inc.(a)	58,600	8,052,812
Real Estate Investment Trusts (REITs) 2.2%
Digital Realty Trust, Inc.(b)	4,200	310,674
Simon Property Group, Inc.	89,300	13,009,224

Total		13,319,898
TOTAL FINANCIALS		27,459,794

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

HEALTH CARE 10.0%
Biotechnology 1.3%
Celgene Corp.(a)	25,400	$1,969,008
Gilead Sciences, Inc.(a)	126,011	6,155,637

Total		8,124,645
Health Care Equipment & Supplies 0.7%
CR Bard, Inc.	4,800	473,856
Hill-Rom Holdings, Inc.	117,700	3,932,357

Total		4,406,213
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	260,800	10,348,544
Humana, Inc.	3,166	292,792
McKesson Corp.	48,400	4,248,068

Total		14,889,404
Life Sciences Tools & Services 0.5%
Charles River Laboratories International, Inc.(a)	80,200	2,894,418
Pharmaceuticals 5.1%
Abbott Laboratories(b)	219,695	13,465,107
Eli Lilly & Co.	221,519	8,920,570
Warner Chilcott PLC, Class A(a)	508,400	8,546,204

Total		30,931,881
TOTAL HEALTH CARE		61,246,561

INDUSTRIALS 12.5%
Aerospace & Defense 3.6%
Lockheed Martin Corp.(b)	124,223	11,162,679
United Technologies Corp.	133,832	11,100,026

Total		22,262,705
Air Freight & Logistics 1.9%
United Parcel Service, Inc., Class B	141,800	11,446,096
Commercial Services & Supplies 0.4%
RR Donnelley & Sons Co.(b)	189,398	2,346,641
Construction & Engineering 0.8%
Chicago Bridge & Iron Co. NV	106,800	4,612,692
Electrical Equipment 1.1%
Emerson Electric Co.	133,956	6,989,824
Industrial Conglomerates 0.6%
3M Co.	40,138	3,580,711
Machinery 1.7%
Illinois Tool Works, Inc.	20,900	1,193,808
Parker Hannifin Corp.	109,471	9,255,773

Total		10,449,581

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Professional Services 2.4%
Dun & Bradstreet Corp. (The)	120,000	$10,167,600
Verisk Analytics, Inc., Class A(a)	96,200	4,518,514

Total		14,686,114
TOTAL INDUSTRIALS		76,374,364

INFORMATION TECHNOLOGY 29.6%
Communications Equipment 1.1%
QUALCOMM, Inc.	101,100	6,876,822
Computers & Peripherals 10.7%
Apple, Inc.(a)	93,111	55,817,251
Dell, Inc.(a)	546,700	9,075,220

Total		64,892,471
Internet Software & Services 0.9%
Google, Inc., Class A(a)	8,440	5,412,066
IT Services 6.3%
International Business Machines Corp.(b)	111,420	23,247,783
Mastercard, Inc., Class A	33,800	14,214,252
Visa, Inc., Class A	7,800	920,400

Total		38,382,435
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Corp., Class A(a)	235,800	9,266,940
NVIDIA Corp.(a)	85,100	1,309,689

Total		10,576,629
Software 8.9%
Microsoft Corp.	938,590	30,269,527
Oracle Corp.	430,000	12,538,800
VMware, Inc., Class A(a)	102,500	11,517,925

Total		54,326,252
TOTAL INFORMATION TECHNOLOGY		180,466,675

MATERIALS 4.9%
Chemicals 3.1%
CF Industries Holdings, Inc.	60,500	11,050,325
Eastman Chemical Co.	18,086	934,865
LyondellBasell Industries NV, Class A	161,396	7,044,936

Total		19,030,126
Metals & Mining 1.8%
Cliffs Natural Resources, Inc.(b)	113,834	7,884,143
Freeport-McMoRan Copper & Gold, Inc.	74,900	2,849,196

Total		10,733,339
TOTAL MATERIALS		29,763,465

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.(b)	188,900	$7,221,647
TOTAL TELECOMMUNICATION SERVICES		7,221,647

UTILITIES 0.2%
Gas Utilities 0.2%
Oneok, Inc.	11,800	963,588
TOTAL UTILITIES		963,588
Total Common Stocks (Cost: $479,830,403)		$599,667,747

	Shares	Value
Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.161%(d)(e)	5,025,543	$5,025,543
Total Money Market Funds (Cost: $5,025,543)		$5,025,543

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 13.9%

Asset-Backed Commercial Paper 1.3%
Atlantis One
04/11/12	0.511%	$3,994,844	$3,994,844
Kells Funding LLC
06/04/12	0.501%	3,994,722	3,994,722

Total			7,989,566
Certificates of Deposit 3.6%
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	1,997,805	1,997,805
Barclays Bank PLC
04/18/12	0.600%	4,000,000	4,000,000
National Bank of Canada
05/08/12	0.393%	3,000,000	3,000,000
Norinchukin Bank
05/21/12	0.470%	5,000,000	5,000,000
Union Bank of Switzerland
04/13/12	0.580%	5,000,000	5,000,000

Total			21,997,805

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 1.2%
Development Bank of Singapore Ltd.
08/02/12	0.551%	$1,994,683	$1,994,683
Macquarie Bank Ltd.
04/20/12	0.803%	4,979,778	4,979,778

Total			6,974,461
Repurchase Agreements 7.8%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $20,000,283(f)
	0.170%	20,000,000	20,000,000
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(f)
	0.180%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(f)
	0.270%	10,000,000	10,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(f)
	0.270%	5,000,000	5,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $7,574,156(f)
	0.180%	7,574,042	7,574,042

Total			47,574,042
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $84,535,874)			$84,535,874
Total Investments
(Cost: $569,391,820)			$689,229,164
Other Assets & Liabilities, Net			(79,491,320)
Net Assets			$609,737,844

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	29	$10,173,200	June 2012	$142,912	$—

Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	At March 31, 2012, security was partially or fully on loan.

(c)	At March 31, 2012, investments in securities included securities valued at $5,325,222 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,983,164	$104,457,855	$(105,415,476)	$—	$5,025,543	$6,808	$5,025,543

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$10,213,685
Freddie Mac REMICS	7,683,442
Government National Mortgage Association	2,502,873
Total Market Value of Collateral Securities	$20,400,000

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$1,499,400
Ginnie Mae II Pool	6,226,123
Total Market Value of Collateral Securities	$7,725,523

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair Value at March 31, 2012
Description	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$85,521,931	$—	$—	$85,521,931
Consumer Staples	72,099,487	—	—	72,099,487
Energy	58,550,235	—	—	58,550,235
Financials	27,459,794	—	—	27,459,794
Health Care	61,246,561	—	—	61,246,561
Industrials	76,374,364	—	—	76,374,364
Information Technology	180,466,675	—	—	180,466,675
Materials	29,763,465	—	—	29,763,465
Telecommunication Services	7,221,647	—	—	7,221,647
Utilities	963,588	—	—	963,588
Total Equity Securities	599,667,747	—	—	599,667,747
Other
Money Market Funds	5,025,543	—	—	5,025,543
Investments of Cash Collateral Received for Securities on Loan	—	84,535,874	—	84,535,874
Total Other	5,025,543	84,535,874	—	89,561,417
Investments in Securities	604,693,290	84,535,874	—	689,229,164
Derivatives
Assets
Futures Contracts	142,912	—	—	142,912
Total	$604,836,202	$84,535,874	$—	$689,372,076

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $479,830,403)	$599,667,747
Affiliated issuers (identified cost $5,025,543)	5,025,543
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $36,961,832)	36,961,832
Repurchase agreements (identified cost $47,574,042)	47,574,042
Total investments (identified cost $569,391,820)	689,229,164
Receivable for:
Investments sold	32,596,721
Capital shares sold	429,591
Dividends	454,293
Interest	125,096
Variation margin on futures contracts	37,500
Expense reimbursement due from Investment Manager	1,522
Total assets	722,873,887
Liabilities
Due upon return of securities on loan	84,535,874
Payable for:
Investments purchased	27,306,353
Capital shares purchased	1,170,242
Investment management fees	11,368
Distribution fees	2,912
Transfer agent fees	41,653
Administration fees	985
Plan administration fees	4
Compensation of board members	35,595
Other expenses	31,057
Total liabilities	113,136,043
Net assets applicable to outstanding capital stock	$609,737,844

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	15

Statement of Assets and Liabilities (continued)

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$444,337,594
Undistributed net investment income	3,904,890
Accumulated net realized gain	41,515,104
Unrealized appreciation (depreciation) on:
Investments	119,837,344
Futures contracts	142,912
Total — representing net assets applicable to outstanding capital stock	$609,737,844
*Value of securities on loan	$82,701,067
Net assets applicable to outstanding shares
Class A	$317,660,169
Class B	$1,800,190
Class C	$2,342,147
Class I	$194,781,904
Class R	$8,800
Class R4	$8,821
Class W	$92,713,478
Class Z	$422,335
Shares outstanding
Class A	36,353,142
Class B	208,519
Class C	271,386
Class I	22,080,172
Class R	1,000
Class R4	1,000
Class W	10,562,453
Class Z	48,140
Net asset value per share
Class A(a)	$8.74
Class B	$8.63
Class C	$8.63
Class I	$8.82
Class R	$8.80
Class R4	$8.82
Class W	$8.78
Class Z	$8.77

(a)	The maximum offering price per share for Class A is $9.27. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$6,783,569
Dividends from affiliates	6,808
Income from securities lending — net	423,987
Foreign taxes withheld	(191,311)
Total income	7,023,053
Expenses:
Investment management fees	1,969,340
Distribution fees
Class A	391,894
Class B	8,330
Class C	9,966
Class R	21
Class W	109,178
Transfer agent fees
Class A	387,873
Class B	2,333
Class C	2,387
Class R	11
Class R4	2
Class W	117,963
Class Z	275
Administration fees	170,822
Plan administration fees
Class R4	11
Compensation of board members	10,399
Custodian fees	5,501
Printing and postage fees	57,518
Registration fees	56,463
Professional fees	19,504
Other	9,053
Total expenses	3,328,844
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(230,825)
Total net expenses	3,098,019
Net investment income	3,925,034
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	36,504,514
Futures contracts	1,697,376
Net realized gain	38,201,890
Net change in unrealized appreciation (depreciation) on:
Investments	103,717,942
Futures contracts	678,337
Net change in unrealized appreciation	104,396,279
Net realized and unrealized gain	142,598,169
Net increase in net assets resulting from operations	$146,523,203

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	17

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011

Operations
Net investment income	$3,925,034	$7,263,195
Net realized gain	38,201,890	92,056,330
Net change in unrealized appreciation (depreciation)	104,396,279	(58,245,454)
Net increase in net assets resulting from operations	146,523,203	41,074,071
Distributions to shareholders from:
Net investment income
Class A	(2,197,708)	(2,322,522)
Class C	(1,344)	(130)
Class I	(2,056,677)	(2,610,778)
Class R	(48)	(39)
Class R4	(91)	(65)
Class W	(549,906)	(1,066,588)
Class Z	(1,830)	(194)
Net realized gains
Class A	(43,181,873)	(17,771,094)
Class B	(238,206)	(136,041)
Class C	(280,056)	(93,287)
Class I	(22,684,983)	(11,941,305)
Class R	(1,279)	(467)
Class R4	(1,279)	(467)
Class W	(11,733,225)	(8,756,783)
Class Z	(22,545)	(892)
Total distributions to shareholders	(82,951,050)	(44,700,652)
Decrease in net assets from share transactions	(28,419,830)	(173,894,151)
Total increase (decrease) in net assets	35,152,323	(177,520,732)
Net assets at beginning of period	574,585,521	752,106,253
Net assets at end of period	$609,737,844	$574,585,521
Undistributed net investment income	$3,904,890	$4,787,460

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,099,159	9,090,224	9,061,583	78,901,223
Distributions reinvested	6,023,173	44,993,103	2,283,735	19,914,167
Redemptions	(10,110,313)	(86,896,799)	(13,224,707)	(118,584,834)
Net decrease	(2,987,981)	(32,813,472)	(1,879,389)	(19,769,444)
Class B shares
Subscriptions	10,330	86,379	20,312	181,029
Distributions reinvested	31,830	235,221	15,480	133,903
Redemptions(a)	(28,319)	(232,392)	(153,580)	(1,400,495)
Net increase (decrease)	13,841	89,208	(117,788)	(1,085,563)
Class C shares
Subscriptions	59,148	477,824	60,153	536,979
Distributions reinvested	21,630	159,844	5,713	49,417
Redemptions	(29,028)	(240,366)	(50,124)	(435,315)
Net increase	51,750	397,302	15,742	151,081
Class I shares
Subscriptions	4,627,925	38,539,990	1,888,271	17,066,004
Distributions reinvested	3,285,652	24,740,962	1,655,495	14,551,798
Redemptions	(5,837,119)	(49,704,390)	(10,654,518)	(98,177,673)
Net increase (decrease)	2,076,458	13,576,562	(7,110,752)	(66,559,871)
Class W shares
Subscriptions	1,100,265	9,361,218	2,747,164	24,284,312
Distributions reinvested	1,637,649	12,282,364	1,122,637	9,823,071
Redemptions	(3,581,438)	(31,568,899)	(13,607,899)	(120,877,826)
Net decrease	(843,524)	(9,925,317)	(9,738,098)	(86,770,443)
Class Z shares
Subscriptions	34,584	272,914	24,878	229,182
Distributions reinvested	1,653	12,384	104	917
Redemptions	(3,481)	(29,411)	(9,895)	(90,010)
Net increase	32,756	255,887	15,087	140,089
Total net decrease	(1,656,700)	(28,419,830)	(18,815,198)	(173,894,151)

(a)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	19

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009		2008	2007(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.04		$8.32	$7.50	$7.65		$10.36	$10.07
Income from investment operations:
Net investment income	0.05		0.08	0.04	0.05		0.05	0.01
Net realized and unrealized gain (loss)	1.99		0.17	0.81	(0.16)		(2.71)	0.28
Total from investment operations	2.04		0.25	0.85	(0.11)		(2.66)	0.29
Less distributions to shareholders from:
Net investment income	(0.06)		(0.06)	(0.03)	(0.04)		(0.04)	—
Net realized gains	(1.28)		(0.47)	—	(0.00	)(b)	(0.01)	—
Total distributions to shareholders	(1.34)		(0.53)	(0.03)	(0.04)		(0.05)	—
Net asset value, end of period	$8.74		$8.04	$8.32	$7.50		$7.65	$10.36
Total return	28.27%		2.49%	11.39%	(1.27%	)	(25.78% )	2.88%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.30%	(d)	1.23%	1.23%	1.22%		1.13%	1.44%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.21%	(d)	1.23% (f)	1.21%	1.22%		1.13%	1.38%	(d)
Net investment income	1.24%	(d)	0.88% (f)	0.51%	0.71%		0.51%	0.22%	(d)
Supplemental data
Net assets, end of period (in thousands)	$317,660		$316,366	$343,147	$274,024		$25,776	$4,279
Portfolio turnover	36%		57%	98%	58%		70%	21%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (commencement of operations) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011		2010		2009		2008	2007(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$7.93		$8.22		$7.43		$7.58		$10.33	$10.07
Income from investment operations:
Net investment income (loss)	0.02		0.01		(0.02)		0.00	(b)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.96		0.17		0.81		(0.15)		(2.69)	0.28
Total from investment operations	1.98		0.18		0.79		(0.15)		(2.71)	0.26
Less distributions to shareholders from:
Net investment income	—		—		—		(0.00	)(b)	(0.03)	—
Net realized gains	(1.28)		(0.47)		—		(0.00	)(b)	(0.01)	—
Total distributions to shareholders	(1.28)		(0.47)		—		(0.00	)(b)	(0.04)	—
Net asset value, end of period	$8.63		$7.93		$8.22		$7.43		$7.58	$10.33
Total return	27.66%		1.68%		10.63%		(1.97%	)	(26.35% )	2.58%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.08%	(d)	1.97%		2.00%		1.99%		1.89%	2.17%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.95%	(d)	1.97%	(f)	1.98%		1.99%		1.89%	2.14%	(d)
Net investment income (loss)	0.50%	(d)	0.12%	(f)	(0.30%	)	(0.02%	)	(0.25% )	(0.49%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$1,800		$1,543		$2,568		$3,579		$2,912	$327
Portfolio turnover	36%		57%		98%		58%		70%	21%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (commencement of operations) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	21

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011		2010		2009		2008	2007(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$7.93		$8.22		$7.43		$7.58		$10.33	$10.07
Income from investment operations:
Net investment income (loss)	0.02		0.01		(0.02)		0.00	(b)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.97		0.17		0.81		(0.15)		(2.70)	0.28
Total from investment operations	1.99		0.18		0.79		(0.15)		(2.72)	0.26
Less distributions to shareholders from:
Net investment income	(0.01)		(0.00	)(b)	—		—		(0.02)	—
Net realized gains	(1.28)		(0.47)		—		(0.00	)(b)	(0.01)	—
Total distributions to shareholders	(1.29)		(0.47)		—		(0.00	)(b)	(0.03)	—
Net asset value, end of period	$8.63		$7.93		$8.22		$7.43		$7.58	$10.33
Total return	27.75%		1.69%		10.63%		(1.98%	)	(26.39% )	2.58%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.04%	(d)	1.98%		1.99%		1.98%		1.90%	2.27%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.95%	(d)	1.98%	(f)	1.96%		1.98%		1.90%	2.13%	(d)
Net investment income (loss)	0.50%	(d)	0.13%	(f)	(0.25%	)	0.01%		(0.25% )	(0.53%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$2,342		$1,742		$1,676		$1,561		$1,726	$31
Portfolio turnover	36%		57%		98%		58%		70%	21%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (commencement of operations) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009		2008	2007(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$8.14		$8.41	$7.57	$7.68		$10.37	$10.07
Income from investment operations:
Net investment income	0.07		0.13	0.08	0.08		0.08	0.03
Net realized and unrealized gain (loss)	2.01		0.17	0.81	(0.14)		(2.71)	0.27
Total from investment operations	2.08		0.30	0.89	(0.06)		(2.63)	0.30
Less distributions to shareholders from:
Net investment income	(0.12)		(0.10)	(0.05)	(0.05)		(0.05)	—
Net realized gains	(1.28)		(0.47)	—	(0.00	)(b)	(0.01)	—
Total distributions to shareholders	(1.40)		(0.57)	(0.05)	(0.05)		(0.06)	—
Net asset value, end of period	$8.82		$8.14	$8.41	$7.57		$7.68	$10.37
Total return	28.43%		3.06%	11.84%	(0.56%	)	(25.50% )	2.98%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.80%	(d)	0.73%	0.71%	0.72%		0.71%	0.95%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.76%	(d)	0.73%	0.71%	0.72%		0.71%	0.95%	(d)
Net investment income	1.69%	(d)	1.38%	1.00%	1.27%		0.89%	0.71%	(d)
Supplemental data
Net assets, end of period (in thousands)	$194,782		$162,770	$228,158	$206,056		$161,646	$76,003
Portfolio turnover	36%		57%	98%	58%		70%	21%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (commencement of operations) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010		2009		2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.08		$8.37	$7.53		$7.65		$10.34	$10.07
Income from investment operations:
Net investment income (loss)	0.04		0.06	0.02		0.03		0.03	(0.01)
Net realized and unrealized gain (loss)	2.01		0.16	0.82		(0.14)		(2.70)	0.28
Total from investment operations	2.05		0.22	0.84		(0.11)		(2.67)	0.27
Less distributions to shareholders from:
Net investment income	(0.05)		(0.04)	(0.00	)(b)	(0.01)		(0.01)	—
Net realized gains	(1.28)		(0.47)	—		(0.00	)(b)	(0.01)	—
Total distributions to shareholders	(1.33)		(0.51)	(0.00	)(b)	(0.01)		(0.02)	—
Net asset value, end of period	$8.80		$8.08	$8.37		$7.53		$7.65	$10.34
Total return	28.11%		2.10%	11.17%		(1.38%	)	(25.86% )	2.68%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.54%	(d)	1.47%	1.50%		1.53%		1.51%	1.98%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.46%	(d)	1.47%	1.50%		1.45%		1.26%	1.78%	(d)
Net investment income (loss)	1.05%	(d)	0.64%	0.21%		0.53%		0.35%	(0.15%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$9		$8	$8		$8		$8	$10
Portfolio turnover	36%		57%	98%		58%		70%	21%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (commencement of operations) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009		2008	2007(a)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.12		$8.39	$7.54	$7.68		$10.36	$10.07
Income from investment operations:
Net investment income	0.06		0.10	0.05	0.06		0.08	0.01
Net realized and unrealized gain (loss)	2.01		0.16	0.83	(0.16)		(2.71)	0.28
Total from investment operations	2.07		0.26	0.88	(0.10)		(2.63)	0.29
Less distributions to shareholders from:
Net investment income	(0.09)		(0.06)	(0.03)	(0.04)		(0.04)	—
Net realized gains	(1.28)		(0.47)	—	(0.00	)(b)	(0.01)	—
Total distributions to shareholders	(1.37)		(0.53)	(0.03)	(0.04)		(0.05)	—
Net asset value, end of period	$8.82		$8.12	$8.39	$7.54		$7.68	$10.36
Total return	28.38%		2.64%	11.68%	(1.10%	)	(25.49% )	2.88%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.09%	(d)	1.03%	1.04%	1.02%		1.00%	1.48%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.04%	(d)	1.01%	1.04%	0.98%		0.81%	1.28%	(d)
Net investment income	1.47%	(d)	1.10%	0.63%	1.01%		0.84%	0.35%	(d)
Supplemental data
Net assets, end of period (in thousands)	$9		$8	$8	$8		$22	$10
Portfolio turnover	36%		57%	98%	58%		70%	21%

Notes to Financial Highlights

(a)	For the period from May 17, 2007 (commencement of operations) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009		2008(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$8.07		$8.35	$7.52	$7.66		$8.80
Income from investment operations:
Net investment income	0.05		0.08	0.04	0.05		0.01
Net realized and unrealized gain (loss)	2.00		0.16	0.83	(0.15)		(1.15)
Total from investment operations	2.05		0.24	0.87	(0.10)		(1.14)
Less distributions to shareholders from:
Net investment income	(0.06)		(0.05)	(0.04)	(0.04)		—
Net realized gains	(1.28)		(0.47)	—	(0.00	)(b)	—
Total distributions to shareholders	(1.34)		(0.52)	(0.04)	(0.04)		—
Net asset value, end of period	$8.78		$8.07	$8.35	$7.52		$7.66
Total return	28.22%		2.43%	11.54%	(1.18%	)	(12.95%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.32%	(d)	1.23%	1.16%	1.17%		1.13%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.21%	(d)	1.23% (f)	1.16%	1.17%		1.13%	(d)
Net investment income	1.19%	(d)	0.91% (f)	0.55%	0.72%		0.98%	(d)
Supplemental data
Net assets, end of period (in thousands)	$92,713		$92,023	$176,538	$188,126		$4
Portfolio turnover	36%		57%	98%	58%		70%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.10		$8.42	$8.42
Income from investment operations:
Net investment income	0.06		0.11	0.00	(b)
Net realized and unrealized gain	1.99		0.14	(0.00	)(b)
Total from investment operations	2.05		0.25	0.00	(b)
Less distributions to shareholders from:
Net investment income	(0.10)		(0.10)	—
Net realized gains	(1.28)		(0.47)	—
Total distributions to shareholders	(1.38)		(0.57)	—
Net asset value, end of period	$8.77		$8.10	$8.42
Total return	28.26%		2.43%	0.00%	(c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.02%	(e)	0.98%	0.95%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.93%	(e)	0.98% (g)	0.95%	(e)
Net investment income	1.37%	(e)	1.25% (g)	3.19%	(e)
Supplemental data
Net assets, end of period (in thousands)	$422		$125	$3
Portfolio turnover	36%		57%	98%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(b)	Rounds to less than $0.01.
(c)	Rounds to less than 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	27

Notes to Financial Statements

March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Growth Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

28	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary	of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates

30	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at March 31, 2012

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$142,912	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Period Ended March 31, 2012

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts
Equity contracts	$1,697,376

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts
Equity contracts	$678,337

32	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Volume of derivative instruments for the period ended March 31, 2012
Contracts opened
Futures contracts	470

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

34	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees	and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.52% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.68% of the Fund’s average daily net assets.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2012, other expenses paid to this company were $1,868.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is

36	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the six months ended March 31, 2012, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.25%
Class B	0.28
Class C	0.24
Class R	0.25
Class R4	0.05
Class W	0.27
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $120,000 and $17,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $28,471 for Class A, $406 for Class B and $589 for Class C shares for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective December 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.17%
Class B	1.92
Class C	1.92
Class I	0.74
Class R	1.42
Class R4	1.04
Class W	1.17
Class Z	0.92

38	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Prior to December 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.27%
Class B	2.02
Class C	2.02
Class I	0.82
Class R	1.52
Class R4	1.12
Class W	1.27
Class Z	1.02

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal	Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $569,392,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$127,431,000
Unrealized depreciation	(7,594,000)
Net unrealized appreciation	$119,837,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio	Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $204,980,691 and $308,583,940, respectively, for the six months ended March 31, 2012.

Note 6. Lending	of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2012, securities valued at $82,701,067 were on loan, secured by cash collateral of $84,535,874 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

40	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated	Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At March 31, 2012, one unaffiliated shareholder account owned 60.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Affiliated shareholder accounts owned 31.8% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

(i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

Note 10. Subsequent	Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information	Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

42	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	43

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

44	COLUMBIA LARGE GROWTH QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Columbia Large Growth Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6286 F (5/12)

Semiannual Report

Columbia

Large Value Quantitative Fund

Semiannual Report for the Period Ended March 31, 2012

Columbia Large Value Quantitative Fund seeks to provide shareholders with long-term capital growth.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	16

Statement of Operations	18

Statement of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	31

Proxy Voting	48

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

FUND SUMMARY

>	Columbia Large Value Quantitative Fund (the Fund) Class A shares returned 26.34% (excluding sales charge) for the six months ended March 31, 2012.

>	The Fund outperformed its benchmark, the Russell 1000® Value Index, which increased 25.68% during the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2012)

	6 months	*	1 year	Since inception 8/1/08
Columbia Large Value Quantitative Fund Class A (excluding sales charge)	+26.34%		+6.43%	+2.00%
Russell 1000 Value Index(1) (unmanaged)	+25.68%		+4.79%	+3.50%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth value. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2012
Without sales charge	6 months*	1 year	Since inception
Class A (inception 8/1/08)	+26.34%	+6.43%	+2.00%
Class B (inception 8/1/08)	+26.03%	+5.67%	+1.26%
Class C (inception 8/1/08)	+26.03%	+5.73%	+1.20%
Class I (inception 8/1/08)	+26.77%	+6.90%	+2.42%
Class R (inception 8/1/08)	+26.26%	+6.22%	+1.70%
Class R4 (inception 8/1/08)	+26.54%	+6.65%	+2.13%
Class T (inception 3/7/11)**	+26.43%	+6.47%	+1.97%
Class W (inception 8/1/08)	+26.32%	+6.44%	+1.94%
Class Z (inception 9/27/10)**	+26.59%	+6.74%	+2.14%

With sales charge
Class A (inception 8/1/08)	+19.04%	+0.32%	+0.36%
Class B (inception 8/1/08)	+21.03%	+0.91%	+0.70%
Class C (inception 8/1/08)	+25.03%	+4.78%	+1.20%
Class T (inception 3/7/11)**	+19.11%	+0.35%	+0.34%

The “Without sales charge” returns for Class A, Class B, Class C and Class T shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B, Class C and Class T shares include: the maximum initial sales charge of 5.75% for Class A and Class T shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized

**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A Shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at March 31, 2012)
Consumer Discretionary	8.7%
Consumer Staples	7.8
Energy	11.8
Financials	26.2
Health Care	12.2
Industrials	8.9
Information Technology	9.3
Materials	3.1
Telecommunication Services	4.1
Utilities	6.5
Other(2)	1.4

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Includes investments in money market funds.

TOP TEN HOLDINGS(1) (at March 31, 2012)
Chevron Corp.	4.7%
JPMorgan Chase & Co.	4.7
Pfizer, Inc.	4.5
Cisco Systems, Inc.	3.4
Verizon Communications, Inc.	3.0
Wells Fargo & Co.	2.9
Merck & Co., Inc.	2.8
Tyco International Ltd.	2.5
Discover Financial Services	2.3
Philip Morris International, Inc.	2.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and money market funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings.
For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

6	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

October 1, 2011 — March 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,263.40	1,019.34	6.25	5.57	1.11
Class B	1,000.00	1,000.00	1,260.30	1,015.61	10.45	9.32	1.86
Class C	1,000.00	1,000.00	1,260.30	1,015.61	10.45	9.32	1.86
Class I	1,000.00	1,000.00	1,267.70	1,021.18	4.17	3.72	0.74
Class R	1,000.00	1,000.00	1,262.60	1,018.10	7.65	6.82	1.36
Class R4	1,000.00	1,000.00	1,265.40	1,019.69	5.86	5.22	1.04
Class T	1,000.00	1,000.00	1,264.30	1,019.10	6.53	5.82	1.16
Class W	1,000.00	1,000.00	1,263.20	1,019.34	6.25	5.57	1.11
Class Z	1,000.00	1,000.00	1,265.90	1,020.59	4.85	4.32	0.86

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Large Value Quantitative Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.6%

CONSUMER DISCRETIONARY 8.7%
Auto Components 0.2%
Visteon Corp.(a)	9,400	$498,200
Automobiles 1.2%
General Motors Co.(a)(b)	125,900	3,229,335
Media 2.7%
DISH Network Corp., Class A	170,250	5,606,333
McGraw-Hill Companies, Inc.(The)	35,200	1,706,144

Total		7,312,477
Multiline Retail 1.3%
Dillard’s, Inc., Class A(b)	53,600	3,377,872
Specialty Retail 3.3%
Aaron’s, Inc.	159,500	4,131,050
Best Buy Co., Inc.(b)	12,600	298,368
GameStop Corp., Class A(b)	172,900	3,776,136
Gap, Inc. (The)	28,660	749,172

Total		8,954,726
TOTAL CONSUMER DISCRETIONARY		23,372,610

CONSUMER STAPLES 7.8%
Beverages 0.1%
Coca-Cola Enterprises, Inc.	7,800	223,080
Food & Staples Retailing 3.3%
Kroger Co. (The)	170,900	4,140,907
Safeway, Inc.(b)	74,300	1,501,603
Wal-Mart Stores, Inc.	55,100	3,372,120

Total		9,014,630
Food Products 0.5%
Tyson Foods, Inc., Class A	76,100	1,457,315
Household Products 0.8%
Kimberly-Clark Corp.	7,800	576,342
Procter & Gamble Co. (The)	22,382	1,504,294

Total		2,080,636
Tobacco 3.1%
Lorillard, Inc.	18,800	2,434,224
Philip Morris International, Inc.	67,240	5,958,137

Total		8,392,361
TOTAL CONSUMER STAPLES		21,168,022

Issuer	Shares	Value
Common Stocks (continued)

ENERGY 11.8%
Energy Equipment & Services 0.5%
Patterson-UTI Energy, Inc.(b)	35,500	$613,795
SEACOR Holdings, Inc.(a)	3,500	335,230
Unit Corp.(a)(b)	7,100	303,596

Total		1,252,621
Oil, Gas & Consumable Fuels 11.3%
Apache Corp.	35,850	3,600,774
Chevron Corp.	117,646	12,616,357
ConocoPhillips(c)	49,208	3,740,300
Marathon Oil Corp.	96,275	3,051,918
Tesoro Corp.(a)	114,200	3,065,128
Valero Energy Corp.	172,503	4,445,402

Total		30,519,879
TOTAL ENERGY		31,772,500

FINANCIALS 26.2%
Capital Markets 3.0%
American Capital Ltd. (a)(b)	211,900	1,837,173
Ares Capital Corp.	69,200	1,131,420
BlackRock, Inc.	23,800	4,876,620
Franklin Resources, Inc.	1,194	148,092

Total		7,993,305
Commercial Banks 3.7%
KeyCorp	89,029	756,747
Regions Financial Corp.	230,000	1,515,700
Wells Fargo & Co.	225,865	7,711,031

Total		9,983,478
Consumer Finance 2.3%
Discover Financial Services	183,527	6,118,790
SLM Corp.	11,300	178,088

Total		6,296,878
Diversified Financial Services 5.9%
Citigroup, Inc.	90,849	3,320,531
JPMorgan Chase & Co.	271,620	12,489,087

Total		15,809,618
Insurance 7.3%
Berkshire Hathaway, Inc., Class B(a)	36,460	2,958,729
Brown & Brown, Inc.	55,100	1,310,278

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Insurance (cont.)
Hartford Financial Services Group, Inc.	21,400	$451,112
Lincoln National Corp.(b)	44,900	1,183,564
MetLife, Inc.	102,300	3,820,905
Protective Life Corp.(b)	120,009	3,554,666
Prudential Financial, Inc.	80,300	5,090,217
Reinsurance Group of America, Inc.	21,627	1,286,158

Total		19,655,629
Real Estate Investment Trusts (REITs) 4.0%
American Capital Agency Corp.	34,500	1,019,130
Public Storage	18,100	2,500,877
Simon Property Group, Inc.	37,698	5,491,845
Taubman Centers, Inc.	26,300	1,918,585

Total		10,930,437
TOTAL FINANCIALS		70,669,345

HEALTH CARE 12.2%
Biotechnology 1.4%
Amgen, Inc.	54,900	3,732,651
Health Care Providers & Services 1.9%
Aetna, Inc.	97,500	4,890,600
Humana, Inc.	3,600	332,928

Total		5,223,528
Pharmaceuticals 8.9%
Abbott Laboratories	63,200	3,873,528
Johnson & Johnson	4,475	295,171
Merck & Co., Inc.	193,100	7,415,040
Pfizer, Inc.	528,987	11,986,845
Warner Chilcott PLC, Class A(a)(b)	18,700	314,347

Total		23,884,931
TOTAL HEALTH CARE		32,841,110

INDUSTRIALS 8.9%
Aerospace & Defense 2.8%
Lockheed Martin Corp.	50,000	4,493,000
United Technologies Corp.	36,721	3,045,640

Total		7,538,640
Airlines 0.1%
United Continental Holdings, Inc.(a)(b)	9,900	212,850

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Commercial Services & Supplies 2.5%
Pitney Bowes, Inc.(b)	210,700	$3,704,106
RR Donnelley & Sons Co.(b)	247,649	3,068,371

Total		6,772,477
Industrial Conglomerates 3.4%
General Electric Co.	138,447	2,778,631
Tyco International Ltd.	117,500	6,601,150

Total		9,379,781
Machinery 0.1%
Parker Hannifin Corp.	2,900	245,195

TOTAL INDUSTRIALS		24,148,943

INFORMATION TECHNOLOGY 9.3%
Communications Equipment 3.3%
Cisco Systems, Inc.	422,200	8,929,530
Computers & Peripherals 1.2%
Dell, Inc.(a)	187,000	3,104,200
IT Services 0.8%
Visa, Inc., Class A	18,600	2,194,800
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	383,300	4,768,252
Intel Corp.	59,823	1,681,625

Total		6,449,877
Software 1.6%
Microsoft Corp.	135,085	4,356,491
TOTAL INFORMATION TECHNOLOGY		25,034,898

MATERIALS 3.1%
Chemicals 3.1%
CF Industries Holdings, Inc.	17,400	3,178,110
LyondellBasell Industries NV, Class A	121,300	5,294,745

Total		8,472,855
TOTAL MATERIALS		8,472,855

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	93,165	2,909,543
Verizon Communications, Inc.	211,610	8,089,850

Total		10,999,393
TOTAL TELECOMMUNICATION SERVICES		10,999,393

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

UTILITIES 6.5%
Electric Utilities 3.1%
Entergy Corp.	44,675	$3,002,160
Exelon Corp.	139,395	5,465,678

Total		8,467,838

Independent Power Producers & Energy Traders 1.7%
AES Corp. (The)(a)	348,800	4,558,816
Multi-Utilities 1.7%
Public Service Enterprise Group, Inc.	149,910	4,588,745

TOTAL UTILITIES		17,615,399
Total Common Stocks (Cost: $216,419,509)		$266,095,075

	Shares	Value
Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.161%(d)(e)	3,909,293	$3,909,293
Total Money Market Funds (Cost: $3,909,293)		$3,909,293

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 7.8%

Repurchase Agreements 7.8%
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,217(f)
	0.260%	$10,000,000	$10,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $3,000,050(f)
	0.200%	3,000,000	3,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $3,500,079(f)
	0.270%	3,500,000	3,500,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $4,648,089(f)
	0.200%	4,648,012	4,648,012

Total			21,148,012
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $21,148,012)			$21,148,012
Total Investments
(Cost: $241,476,814)			$291,152,380
Other Assets & Liabilities, Net			(21,065,292)
Net Assets			$270,087,088

Investment in Derivatives

Futures Contracts Outstanding at March 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	12	$4,209,600	June 2012	$78,184	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At March 31, 2012, security was partially or fully on loan.

(c)	At March 31, 2012, investments in securities included securities valued at $300,000 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$5,111,366	$43,007,732	$(44,209,805)	$—	$3,909,293	$3,538	$3,909,293

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,722,374
Fannie Mae REMICS	2,961,553
Freddie Mac Gold Pool	360,258
Freddie Mac REMICS	3,555,359
Government National Mortgage Association	415,199
United States Treasury Inflation Indexed Bonds	372,088
United States Treasury Note/Bond	813,390
Total Market Value of Collateral Securities	$10,200,221

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$1,714,078
Freddie Mac Gold Pool	1,345,922
Total Market Value of Collateral Securities	$3,060,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$4,463
Fannie Mae Pool	975,805
Fannie Mae REMICS	166,608
Fannie Mae-Aces	4,727
Federal Farm Credit Bank	142,151
Federal Home Loan Banks	71,538
Federal Home Loan Mortgage Corp	107,463
Federal National Mortgage Association	124,087
Freddie Mac Coupon Strips	8,084
Freddie Mac Gold Pool	324,479
Freddie Mac Non Gold Pool	73,045
Freddie Mac Reference REMIC	11
Freddie Mac REMICS	270,285
Ginnie Mae I Pool	330,262
Ginnie Mae II Pool	495,183
Government National Mortgage Association	221,191
United States Treasury Bill	51,759
United States Treasury Inflation Indexed Bonds	9,793
United States Treasury Note/Bond	181,259
United States Treasury Strip Coupon	7,807
Total Market Value of Collateral Securities	$3,570,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$4,741,000
Total Market Value of Collateral Securities	$4,741,000

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
Description	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$23,372,610	$—	$—	$23,372,610
Consumer Staples	21,168,022	—	—	21,168,022
Energy	31,772,500	—	—	31,772,500
Financials	70,669,345	—	—	70,669,345
Health Care	32,841,110	—	—	32,841,110
Industrials	24,148,943	—	—	24,148,943
Information Technology	25,034,898	—	—	25,034,898
Materials	8,472,855	—	—	8,472,855
Telecommunication Services	10,999,393	—	—	10,999,393
Utilities	17,615,399	—	—	17,615,399
Total Equity Securities	266,095,075	—	—	266,095,075
Other
Money Market Funds	3,909,293	—	—	3,909,293
Investments of Cash Collateral Received for Securities on Loan	—	21,148,012	—	21,148,012
Total Other	3,909,293	21,148,012	—	25,057,305
Investments in Securities	270,004,368	21,148,012	—	291,152,380
Derivatives
Assets
Futures Contracts	78,184	—	—	78,184
Total	$270,082,552	$21,148,012	$—	$291,230,564

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	15

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $216,419,509)	$266,095,075
Affiliated issuers (identified cost $3,909,293)	3,909,293
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $21,148,012)	21,148,012
Total investments (identified cost $241,476,814)	291,152,380
Receivable for:
Capital shares sold	272,564
Dividends	334,666
Interest	13,263
Variation margin on futures contracts	15,000
Expense reimbursement due from Investment Manager	2,034
Trustees' deferred compensation plan	45,397
Total assets	291,835,304
Liabilities
Due upon return of securities on loan	21,148,012
Payable for:
Capital shares purchased	446,971
Investment management fees	5,076
Distribution and service fees	1,177
Transfer agent fees	64,897
Administration fees	441
Plan administration fees	3
Chief compliance officer expenses	10
Compensation of board members	15,365
Other expenses	20,867
Trustees' deferred compensation plan	45,397
Total liabilities	21,748,216
Net assets applicable to outstanding capital stock	$270,087,088

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$283,471,877
Undistributed net investment income	3,680,479
Accumulated net realized loss	(66,819,018)
Unrealized appreciation (depreciation) on:
Investments	49,675,566
Futures contracts	78,184
Total — representing net assets applicable to outstanding capital stock	$270,087,088
*Value of securities on loan	$20,429,611
Net assets applicable to outstanding shares
Class A	$12,624,427
Class B	$1,111,356
Class C	$1,882,288
Class I	$71,264,416
Class R	$7,199
Class R4	$7,213
Class T	$72,422,873
Class W	$61,316,700
Class Z	$49,450,616
Shares outstanding
Class A	1,757,100
Class B	155,902
Class C	266,174
Class I	9,861,961
Class R	1,000
Class R4	1,000
Class T	10,101,041
Class W	8,490,991
Class Z	6,842,238
Net asset value per share
Class A(a)	$7.18
Class B	$7.13
Class C	$7.07
Class I	$7.23
Class R	$7.20
Class R4	$7.21
Class T(a)	$7.17
Class W	$7.22
Class Z	$7.23

(a)	The maximum offering price per share for Class A is $7.62 and Class T is $7.61. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	17

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$5,132,825
Dividends from affiliates	3,538
Income from securities lending — net	36,402
Foreign taxes withheld	(125,246)
Total income	5,047,519
Expenses:
Investment management fees	960,289
Distribution fees
Class A	15,653
Class B	5,948
Class C	9,104
Class R	17
Class W	76,518
Shareholder service fee — Class T	101,939
Transfer agent fees
Class A	17,262
Class B	1,704
Class C	2,484
Class R	9
Class R4	3
Class T	93,207
Class W	85,307
Class Z	75,795
Administration fees	83,503
Plan administration fees
Class R4	15
Compensation of board members	9,166
Custodian fees	5,181
Printing and postage fees	44,096
Registration fees	68,793
Professional fees	18,410
Chief compliance officer expenses	10
Other	9,250
Total expenses	1,683,663
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(326,824)
Total net expenses	1,356,839
Net investment income	3,690,680

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$12,644,014
Futures contracts	1,743,381
Net realized gain	14,387,395
Net change in unrealized appreciation (depreciation) on:
Investments	50,820,830
Futures contracts	145,749
Net change in unrealized appreciation	50,966,579
Net realized and unrealized gain	65,353,974
Net increase in net assets resulting from operations	$69,044,654

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	19

Statement of Changes in Net Assets

	Six months ended March 31, 2012	Year ended September 30, 2011(a)
	(Unaudited)
Operations
Net investment income	$3,690,680	$4,595,509
Net realized gain	14,387,395	62,753,035
Net change in unrealized appreciation (depreciation)	50,966,579	(72,145,048)
Net increase (decrease) in net assets resulting from operations	69,044,654	(4,796,504)
Distributions to shareholders from:
Net investment income
Class A	(143,191)	(35,668)
Class B	(3,362)	(1,623)
Class C	(10,524)	(531)
Class I	(1,072,945)	(1,656,430)
Class R	(60)	(60)
Class R4	(181)	(166)
Class T	(801,400)	—
Class W	(438,606)	(1,592,661)
Class Z	(683,751)	(36)
Net realized gains
Class A	(1,167,944)	(802,085)
Class B	(110,374)	(63,615)
Class C	(174,480)	(25,574)
Class I	(6,840,230)	(27,861,180)
Class R	(670)	(1,941)
Class R4	(1,371)	(3,612)
Class T	(6,357,746)	(181)
Class W	(5,227,128)	(35,024,850)
Class Z	(4,830,913)	(590)
Total distributions to shareholders	(27,864,876)	(67,070,803)
Increase (decrease) in net assets from share transactions	(73,079,779)	127,014,737
Total increase (decrease) in net assets	(31,900,001)	55,147,430
Net assets at beginning of period	301,987,089	246,839,659
Net assets at end of period	$270,087,088	$301,987,089
Undistributed net investment income	$3,680,479	$3,143,819

(a)	Class T shares for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	175,689	1,199,128	400,798	3,053,281
Fund merger	—	—	1,397,272	10,296,932
Distributions reinvested	185,445	1,170,156	112,007	835,575
Redemptions	(452,962)	(3,106,464)	(428,794)	(3,152,625)
Net increase (decrease)	(91,828)	(737,180)	1,481,283	11,033,163
Class B shares
Subscriptions	3,156	21,177	19,987	156,375
Fund merger	—	—	219,754	1,606,505
Distributions reinvested	14,630	91,733	8,512	63,041
Redemptions(b)	(55,367)	(379,862)	(82,524)	(602,222)
Net increase (decrease)	(37,581)	(266,952)	165,729	1,223,699
Class C shares
Subscriptions	25,741	169,796	35,261	255,094
Fund merger	—	—	271,962	1,979,095
Distributions reinvested	24,818	154,369	2,584	19,075
Redemptions	(61,830)	(413,305)	(43,971)	(316,719)
Net increase (decrease)	(11,271)	(89,140)	265,836	1,936,545
Class I shares
Subscriptions	1,229,101	8,502,999	16,872,871	133,352,138
Distributions reinvested	1,248,095	7,912,924	3,944,513	29,516,940
Redemptions	(5,378,512)	(37,925,466)	(16,539,072)	(128,361,019)
Net increase (decrease)	(2,901,316)	(21,509,543)	4,278,312	34,508,059
Class R4 shares
Distributions reinvested	125	794	234	1,746
Redemptions	(1,173)	(7,858)	—	—
Net increase (decrease)	(1,048)	(7,064)	234	1,746
Class T shares
Subscriptions	36,906	251,436	28,861	213,061
Fund merger	—	—	10,403,535	76,560,096
Distributions reinvested	938,419	5,912,039	—	—
Redemptions	(536,850)	(3,658,834)	(769,830)	(5,653,470)
Net increase	438,475	2,504,641	9,662,566	71,119,687
Class W shares
Subscriptions	1,102,458	7,707,313	3,113,988	23,063,362
Distributions reinvested	893,534	5,665,008	4,901,672	36,615,491
Redemptions	(4,379,101)	(31,060,487)	(18,360,436)	(139,051,550)
Net decrease	(2,383,109)	(17,688,166)	(10,344,776)	(79,372,697)
Class Z shares
Subscriptions	443,497	2,942,851	2,337,021	16,773,277
Fund merger	—	—	16,378,001	121,237,610
Distributions reinvested	66,266	420,127	—	—
Redemptions	(5,392,885)	(38,649,353)	(6,989,966)	(51,446,352)
Net increase (decrease)	(4,883,122)	(35,286,375)	11,725,056	86,564,535
Total net increase (decrease)	(9,870,800)	(73,079,779)	17,234,240	127,014,737

(a)	Class T share are for the period from March 7, 2011 (commencement of operations) to September 30, 2011.

(b)	Includes conversions of Class B shares to Class A shares, if any. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	21

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept 30,
			2011	2010	2009	2008(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$6.36		$8.19	$7.78	$9.14	$10.16
Income from investment operations:
Net investment income	0.09		0.09	0.08	0.12	0.04
Net realized and unrealized gain (loss)	1.48		0.11	0.70	(1.43)	(1.06)
Total from investment operations	1.57		0.20	0.78	(1.31)	(1.02)
Less distributions to shareholders from:
Net investment income	(0.08)		(0.09)	(0.07)	(0.05)	—
Net realized gains	(0.67)		(1.94)	(0.30)	—	—
Total distributions to shareholders	(0.75)		(2.03)	(0.37)	(0.05)	—
Net asset value, end of period	$7.18		$6.36	$8.19	$7.78	$9.14
Total return	26.34%		0.01%	10.28%	(14.23% )	(10.04%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.39%	(c)	1.33%	1.19%	1.34%	4.14%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.11%	(c)	1.14% (e)	1.19%	1.26%	1.28%	(c)
Net investment income	2.51%	(c)	1.25% (e)	1.04%	1.83%	2.91%	(c)
Supplemental data
Net assets, end of period (in thousands)	$12,624		$11,757	$3,009	$1,434	$395
Portfolio turnover	40%		90%	99%	63%	6%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept 30,
			2011		2010	2009	2008(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$6.28		$8.12		$7.71	$9.13	$10.16
Income from investment operations:
Net investment income	0.06		0.04		0.03	0.07	0.02
Net realized and unrealized gain (loss)	1.48		0.12		0.68	(1.44)	(1.05)
Total from investment operations	1.54		0.16		0.71	(1.37)	(1.03)
Less distributions to shareholders from:
Net investment income	(0.02)		(0.06)		—	(0.05)	—
Net realized gains	(0.67)		(1.94)		(0.30)	—	—
Total distributions to shareholders	(0.69)		(2.00)		(0.30)	(0.05)	—
Net asset value, end of period	$7.13		$6.28		$8.12	$7.71	$9.13
Total return	26.03%		(0.64%	)	9.37%	(14.94% )	(10.14%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.15%	(c)	2.10%		1.96%	2.10%	5.06%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.86%	(c)	1.88%	(e)	1.96%	2.02%	2.04%	(c)
Net investment income	1.82%	(c)	0.48%	(e)	0.39%	1.04%	1.48%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,111		$1,215		$226	$58	$19
Portfolio turnover	40%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2011.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept 30,
			2011		2010	2009	2008(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$6.25		$8.09		$7.74	$9.12	$10.16
Income from investment operations:
Net investment income	0.06		0.04		0.03	0.07	0.02
Net realized and unrealized gain (loss)	1.47		0.11		0.67	(1.43)	(1.06)
Total from investment operations	1.53		0.15		0.70	(1.36)	(1.04)
Less distributions to shareholders from:
Net investment income	(0.04)		(0.05)		(0.05)	(0.02)	—
Net realized gains	(0.67)		(1.94)		(0.30)	—	—
Total distributions to shareholders	(0.71)		(1.99)		(0.35)	(0.02)	—
Net asset value, end of period	$7.07		$6.25		$8.09	$7.74	$9.12
Total return	26.03%		(0.82%	)	9.36%	(14.87% )	(10.24%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.14%	(c)	2.04%		1.97%	2.12%	5.15%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.86%	(c)	1.85%	(e)	1.97%	2.01%	2.04%	(c)
Net investment income	1.75%	(c)	0.50%	(e)	0.35%	1.05%	1.37%	(c)
Supplemental data
Net assets, end of period (in thousands)	$1,882		$1,735		$94	$27	$9
Portfolio turnover	40%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept 30,
			2011	2010	2009	2008(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$6.40		$8.23	$7.81	$9.14	$10.16
Income from investment operations:
Net investment income	0.10		0.13	0.11	0.15	0.04
Net realized and unrealized gain (loss)	1.50		0.10	0.70	(1.43)	(1.06)
Total from investment operations	1.60		0.23	0.81	(1.28)	(1.02)
Less distributions to shareholders from:
Net investment income	(0.10)		(0.12)	(0.09)	(0.05)	—
Net realized gains	(0.67)		(1.94)	(0.30)	—	—
Total distributions to shareholders	(0.77)		(2.06)	(0.39)	(0.05)	—
Net asset value, end of period	$7.23		$6.40	$8.23	$7.81	$9.14
Total return	26.77%		0.37%	10.71%	(13.87% )	(10.04%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86%	(c)	0.88%	0.77%	0.88%	3.83%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.74%	(c)	0.84%	0.77%	0.88%	0.91%	(c)
Net investment income	3.02%	(c)	1.66%	1.37%	2.22%	2.55%	(c)
Supplemental data
Net assets, end of period (in thousands)	$71,264		$81,686	$69,800	$60,019	$8,359
Portfolio turnover	40%		90%	99%	63%	6%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept 30,
			2011		2010	2009	2008(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$6.36		$8.17		$7.77	$9.13	$10.16
Income from investment operations:
Net investment income	0.08		0.08		0.05	0.10	0.03
Net realized and unrealized gain (loss)	1.49		0.11		0.69	(1.43)	(1.06)
Total from investment operations	1.57		0.19		0.74	(1.33)	(1.03)
Less distributions to shareholders from:
Net investment income	(0.06)		(0.06)		(0.04)	(0.03)	—
Net realized gains	(0.67)		(1.94)		(0.30)	—	—
Total distributions to shareholders	(0.73)		(2.00)		(0.34)	(0.03)	—
Net asset value, end of period	$7.20		$6.36		$8.17	$7.77	$9.13
Total return	26.26%		(0.15%	)	9.75%	(14.46% )	(10.14%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.65%	(c)	1.62%		1.54%	1.82%	4.76%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.36%	(c)	1.45%	(e)	1.54%	1.55%	1.71%	(c)
Net investment income	2.29%	(c)	1.04%	(e)	0.59%	1.59%	1.70%	(c)
Supplemental data
Net assets, end of period (in thousands)	$7		$6		$8	$8	$9
Portfolio turnover	40%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept 30,
			2011	2010	2009	2008(a)
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$6.38		$8.20	$7.79	$9.14	$10.16
Income from investment operations:
Net investment income	0.09		0.11	0.08	0.14	0.04
Net realized and unrealized gain (loss)	1.50		0.10	0.70	(1.44)	(1.06)
Total from investment operations	1.59		0.21	0.78	(1.30)	(1.02)
Less distributions to shareholders from:
Net investment income	(0.09)		(0.09)	(0.07)	(0.05)	—
Net realized gains	(0.67)		(1.94)	(0.30)	—	—
Total distributions to shareholders	(0.76)		(2.03)	(0.37)	(0.05)	—
Net asset value, end of period	$7.21		$6.38	$8.20	$7.79	$9.14
Total return	26.54%		0.11%	10.37%	(14.12% )	(10.04%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.17%	(c)	1.17%	1.09%	1.25%	4.26%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.04%	(c)	1.09%	1.09%	1.08%	1.21%	(c)
Net investment income	2.66%	(c)	1.41%	1.04%	2.08%	2.18%	(c)
Supplemental data
Net assets, end of period (in thousands)	$7		$13	$15	$14	$9
Portfolio turnover	40%		90%	99%	63%	6%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept 30,
			2011(a)
	(Unaudited)
Class T
Per share data
Net asset value, beginning of period	$6.35		$7.95
Income from investment operations:
Net investment income	0.08		0.05
Net realized and unrealized gain (loss)	1.49		(1.07)
Total from investment operations	1.57		(1.02)
Less distributions to shareholders from:
Net investment income	(0.08)		—
Net realized gains	(0.67)		(0.58)
Total distributions to shareholders	(0.75)		(0.58)
Net asset value, end of period	$7.17		$6.35
Total return	26.43%		(13.95%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.44%	(c)	1.30%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.16%	(c)	1.10%	(c)(e)
Net investment income	2.45%	(c)	1.23%	(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$72,423		$61,361
Portfolio turnover	40%		90%

Notes to Financial Highlights

(a)	For the period from March 7, 2011 (commencement of operations) to September 30, 2011.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept 30,
			2011		2010	2009	2008(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$6.37		$8.19		$7.78	$9.14	$10.16
Income from investment operations:
Net investment income	0.08		0.10		0.07	0.12	0.03
Net realized and unrealized gain (loss)	1.50		0.10		0.71	(1.44)	(1.05)
Total from investment operations	1.58		0.20		0.78	(1.32)	(1.02)
Less distributions to shareholders from:
Net investment income	(0.06)		(0.08)		(0.07)	(0.04)	—
Net realized gains	(0.67)		(1.94)		(0.30)	—	—
Total distributions to shareholders	(0.73)		(2.02)		(0.37)	(0.04)	—
Net asset value, end of period	$7.22		$6.37		$8.19	$7.78	$9.14
Total return	26.32%		(0.03%	)	10.30%	(14.39% )	(10.04%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.39%	(c)	1.36%		1.20%	1.19%	4.42%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.11%	(c)	1.23%	(e)	1.20%	1.19%	1.36%	(c)
Net investment income	2.48%	(c)	1.27%	(e)	0.88%	1.77%	2.09%	(c)
Supplemental data
Net assets, end of period (in thousands)	$61,317		$69,221		$173,685	$237,105	$9
Portfolio turnover	40%		90%		99%	63%	6%

Notes to Financial Highlights

(a)	For the period from August 1, 2008 (commencement of operations) to September 30, 2008.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	29

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept 30,
			2011	2010(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$6.40		$8.23	$8.23
Income from investment operations:
Net investment income	0.09		0.11	0.01
Net realized and unrealized gain (loss)	1.50		0.12	(0.01)
Total from investment operations	1.59		0.23	0.00
Less distributions to shareholders from:
Net investment income	(0.09)		(0.12)	—
Net realized gains	(0.67)		(1.94)	—
Total distributions to shareholders	(0.76)		(2.06)	—
Net asset value, end of period	$7.23		$6.40	$8.23
Total return	26.59%		0.32%	0.00%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.13%	(d)	1.05%	1.03%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.86%	(d)	0.85% (f)	1.03%	(d)
Net investment income	2.68%	(d)	1.44% (f)	16.13%	(d)
Supplemental data
Net assets, end of period (in thousands)	$49,451		$74,993	$3
Portfolio turnover	40%		90%	99%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(b)	Rounds to less than 0.01%.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Notes to Financial Statements

March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Large Value Quantitative Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class T, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia Funds (formerly named Liberty funds).

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary	of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as

32	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

34	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at March 31, 2012

Risk exposure category	Asset derivatives
	Statement of Assets and Liabilities location	Fair value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$78,184	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations

for the Period Ended March 31, 2012

Amount of realized gain (loss) on derivatives
Risk exposure category	Futures contracts
Equity contracts	$1,743,381

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts
Equity contracts	$145,749

Volume of Derivative Instruments

for the Period Ended March 31, 2012

Contracts opened
Futures contracts	340

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and

36	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

38	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Note 3. Fees	and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.69% to 0.52% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.69% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.06% of the Fund's average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2012, other expenses paid to this company were $1,338.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the six months ended March 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.28%
Class B	0.29
Class C	0.27
Class R	0.28
Class R4	0.05
Class T	0.27
Class W	0.28
Class Z	0.28

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

40	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,000 and $1,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2011 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund's average daily net assets attributable to Class T shares. The annualized shareholder services fee rate for the six months ended March 31, 2012 was 0.30% of the Fund’s average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,826 for Class A, $453 for Class B, $120 for Class C and $2,501 for Class T shares for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.74
Class R	1.36
Class R4	1.04
Class W	1.16
Class Y	1.11
Class Z	0.86

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal	Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $241,477,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$53,323,000
Unrealized depreciation	(3,648,000)
Net unrealized appreciation	$49,675,000

42	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

The following capital loss carryforward, determined as of September 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$24,043,835
2017	55,470,259
Total	$79,514,094

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

The Fund acquired $98,142,499 of capital loss carryforward in connection with the Columbia Disciplined Value Fund merger (Note 10). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio	Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $109,571,845 and $203,173,827, respectively, for the six months ended March 31, 2012.

Note 6. Lending	of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2012, securities valued at $20,429,611 were on loan, secured by U.S. government securities valued at cash collateral of 21,148,012 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated	Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an

44	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder	Concentration

At March 31, 2012, two unaffiliated shareholder accounts owned 44.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Affiliated shareholder accounts owned 26.3% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line	of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

Note 10. Fund	Merger

At the close of business on March 11, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Disciplined Value Fund. The reorganization was completed after shareholders of Columbia Disciplined Value Fund approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

The aggregate net assets of the Fund immediately before the acquisition were $232,882,523 and the combined net assets immediately after the acquisition were $444,562,761.

The merger was accomplished by a tax-free exchange of 17,887,304 shares of Columbia Disciplined Value Fund valued at $211,680,238 (including $44,895,335 of unrealized appreciation).

In exchange for Columbia Disciplined Value Fund shares, the Fund issued the following number of shares:

Shares
Class A	1,397,272
Class B	219,754
Class C	271,962
Class T	10,403,535
Class Z	16,378,001

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Disciplined Value Fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Disciplined Value Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on October 1, 2010, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized depreciations and net increase in net assets from operations for the year ended March 31, 2011 would have been $6.4 million, $77.9 million, $(55.8) million and $28.5 million, respectively.

Note 11. Subsequent	Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

46	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Note 12. Information	Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT	47

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

48	COLUMBIA LARGE VALUE QUANTITATIVE FUND — 2012 SEMIANNUAL REPORT

Columbia Large Value Quantitative Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6524 E (5/12)

Semiannual Report

Columbia

Mid Cap Value Opportunity Fund

Semiannual Report for the Period Ended March 31, 2012

Columbia Mid Cap Value Opportunity Fund seeks to

provide shareholders with long-term growth of capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Mid Cap Value Opportunity Fund (the Fund) Class A shares increased 26.79% (excluding sales charge) for the six months ended March 31, 2012.

>	The Fund outperformed the 26.30% increase of the Russell Midcap® Value Index for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2012)

	6 months	*	1 year	5 years	10 years
Columbia Mid Cap Value Opportunity Fund Class A (excluding sales charge)	+26.79%		-3.14%	+0.87%	+7.59%
Russell Midcap Value Index(1) (unmanaged)	+26.30%		+2.28%	+1.26%	+8.02%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell Midcap Value Index, an unmanaged index, measures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2012
Without sales charge	6 months*	1 year	5 years	10 years
Class A (inception 2/14/02)	+26.79%	-3.14%	+0.87%	+7.59%
Class B (inception 2/14/02)	+26.42%	-3.70%	+0.12%	+6.78%
Class C (inception 2/14/02)	+26.26%	-3.83%	+0.10%	+6.77%
Class I** (inception 3/4/04)	+27.03%	-2.65%	+1.35%	+8.00%
Class R** (inception 12/11/06)	+26.60%	-3.23%	+0.56%	+7.30%
Class R3** (inception 12/11/06)	+26.83%	-3.10%	+0.79%	+7.50%
Class R4 (inception 2/14/02)	+26.96%	-2.87%	+1.03%	+7.79%
Class R5** (inception 12/11/06)	+27.07%	-2.71%	+1.28%	+7.83%
Class W** (inception 12/01/06)	+26.83%	-3.05%	+0.92%	+7.61%
Class Z** (inception 9/27/10)	+26.92%	-2.88%	+0.97%	+7.64%

With sales charge
Class A (inception 2/14/02)	+19.55%	-8.67%	-0.33%	+6.95%
Class B (inception 2/14/02)	+21.42%	-8.52%	-0.23%	+6.78%
Class C (inception 2/14/02)	+25.26%	-4.79%	+0.10%	+6.77%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at March 31, 2012)
Stocks	96.9%
Consumer Discretionary	12.1
Consumer Staples	6.3
Energy	8.5
Financials	19.9
Health Care	9.7
Industrials	16.8
Information Technology	7.8
Materials	7.3
Telecommunication Services	1.1
Utilities	7.4
Limited Partnerships	0.4
Bonds	0.2
Other(2)	2.5

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Includes investments in money market funds.

TOP TEN HOLDINGS(1) (at March 31, 2012)
CIT Group, Inc.	3.7%
Cooper Industries PLC	3.2
Lorillard, Inc.	2.8
Eastman Chemical Co.	2.7
Mylan, Inc.	2.6
Enbridge, Inc.	2.4
XL Group PLC	1.9
PPG Industries, Inc.	1.9
Kansas City Southern	1.8
Invesco Ltd.	1.8

(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and money market funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings.
For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

6	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

October 1, 2011 — March 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,267.90	1,018.85	6.82	6.07	1.21
Class B	1,000.00	1,000.00	1,264.20	1,015.12	11.03	9.82	1.96
Class C	1,000.00	1,000.00	1,262.60	1,015.12	11.03	9.82	1.96
Class I	1,000.00	1,000.00	1,270.30	1,021.03	4.35	3.87	0.77
Class R	1,000.00	1,000.00	1,266.00	1,017.60	8.23	7.32	1.46
Class R3	1,000.00	1,000.00	1,268.30	1,018.30	7.44	6.62	1.32
Class R4	1,000.00	1,000.00	1,269.60	1,019.54	6.04	5.37	1.07
Class R5	1,000.00	1,000.00	1,270.70	1,020.79	4.63	4.12	0.82
Class W	1,000.00	1,000.00	1,268.30	1,019.00	6.65	5.92	1.18
Class Z	1,000.00	1,000.00	1,269.20	1,020.09	5.42	4.82	0.96

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Mid Cap Value Opportunity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.2%

CONSUMER DISCRETIONARY 12.1%
Auto Components 1.8%
TRW Automotive Holdings Corp.(a)	367,874	$17,087,747
Visteon Corp.(a)	282,565	14,975,945

Total		32,063,692
Automobiles 0.7%
Ford Motor Co.(b)	971,708	12,136,633
Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A(a)	103,598	4,003,027
Capella Education Co.(a)(b)	96,135	3,456,053
Corinthian Colleges, Inc.(a)(b)	555,998	2,301,832
DeVry, Inc.	71,237	2,412,797
ITT Educational Services, Inc.(a)(b)	63,126	4,175,154

Total		16,348,863
Hotels, Restaurants & Leisure 1.7%
Penn National Gaming, Inc.(a)	519,840	22,342,723
Royal Caribbean Cruises Ltd.	288,247	8,483,109

Total		30,825,832
Household Durables 0.5%
D.R. Horton, Inc.(b)	259,640	3,938,739
Lennar Corp., Class A(b)	161,713	4,395,359

Total		8,334,098
Internet & Catalog Retail 0.6%
Liberty Interactive Corp., Class A(a)	578,680	11,047,001
Leisure Equipment & Products 0.5%
Hasbro, Inc.(b)	242,731	8,913,082
Media 3.5%
DISH Network Corp., Class A	385,227	12,685,525
Liberty Media Corp.(a)	97,545	8,598,592
National CineMedia, Inc.(b)	779,071	11,919,787
Regal Entertainment Group, Class A(b)	607,382	8,260,395
Valassis Communications, Inc.(a)(b)	444,274	10,218,302
Virgin Media, Inc.	455,843	11,386,958

Total		63,069,559

Issuer	Shares	Value
Common Stocks (continued)

CONSUMER DISCRETIONARY (cont.)
Multiline Retail 1.4%
Macy’s, Inc.(b)	643,836	$25,579,604
Specialty Retail 0.5%
Aeropostale, Inc.(a)	403,667	8,727,281

TOTAL CONSUMER DISCRETIONARY		217,045,645

CONSUMER STAPLES 6.3%
Food Products 3.5%
Dean Foods Co.(a)	706,603	8,556,962
Post Holdings, Inc.(a)	278,435	9,168,865
Ralcorp Holdings, Inc.(a)	386,404	28,628,672
Sara Lee Corp.	799,594	17,215,259

Total		63,569,758
Tobacco 2.8%
Lorillard, Inc.	382,570	49,535,164
TOTAL CONSUMER STAPLES		113,104,922

ENERGY 8.5%
Energy Equipment & Services 2.6%
C&J Energy Services, Inc.(a)(b)	290,777	5,172,923
McDermott International, Inc.(a)	371,901	4,764,052
Nabors Industries Ltd.(a)	784,071	13,713,401
Noble Corp.(a)(b)	627,004	23,493,840

Total		47,144,216
Oil, Gas & Consumable Fuels 5.9%
El Paso Corp.	499,253	14,752,926
Enbridge, Inc.	1,095,259	42,550,812
Pioneer Natural Resources Co.(b)	76,153	8,497,913
QEP Resources, Inc.(b)	367,632	11,212,776
SM Energy Co.(b)	92,213	6,525,914
Whiting Petroleum Corp.(a)	395,005	21,448,772

Total		104,989,113
TOTAL ENERGY		152,133,329

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS 19.9%
Capital Markets 1.7%
Invesco Ltd.	1,164,259	$31,050,788
Commercial Banks 8.5%
CIT Group, Inc.(a)	1,589,478	65,550,073
Comerica, Inc.(b)	635,867	20,576,656
Cullen/Frost Bankers, Inc.(b)	66,389	3,863,176
Fifth Third Bancorp	1,453,000	20,414,650
Huntington Bancshares, Inc.	2,549,504	16,444,301
KeyCorp	334,370	2,842,145
M&T Bank Corp.(b)	123,162	10,700,314
SunTrust Banks, Inc.	201,249	4,864,188
TCF Financial Corp.(b)	607,484	7,222,985

Total		152,478,488
Diversified Financial Services 0.3%
Pico Holdings, Inc.(a)	214,767	5,036,286
Insurance 7.0%
Assurant, Inc.	480,493	19,459,966
Axis Capital Holdings Ltd.	286,568	9,505,461
Everest Re Group Ltd.	211,975	19,611,927
Lincoln National Corp.(b)	958,487	25,265,717
PartnerRe Ltd.	93,214	6,328,298
Validus Holdings Ltd.	360,110	11,145,405
XL Group PLC	1,563,627	33,915,070

Total		125,231,844
Real Estate Investment Trusts (REITs) 2.4%
Boston Properties, Inc.(b)	32,926	3,456,901
Digital Realty Trust, Inc.	53,367	3,947,557
Douglas Emmett, Inc.	171,372	3,908,995
Equity Lifestyle Properties, Inc.	57,164	3,986,617
Equity Residential	120,109	7,521,226
Hospitality Properties Trust	149,786	3,964,835
ProLogis, Inc.	1	31
Rayonier, Inc.	298,849	13,176,252
Taubman Centers, Inc.	54,225	3,955,714

Total		43,918,128
TOTAL FINANCIALS		357,715,534

HEALTH CARE 9.8%
Health Care Equipment & Supplies 2.0%
Teleflex, Inc.	266,846	16,317,633
Zimmer Holdings, Inc.(b)	286,374	18,408,121

Total		34,725,754

Issuer	Shares	Value
Common Stocks (continued)

HEALTH CARE (cont.)
Health Care Providers & Services 2.4%
CIGNA Corp.	525,894	$25,900,279
Humana, Inc.	184,046	17,020,574

Total		42,920,853
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	688,106	30,627,598
Pharmaceuticals 3.7%
Mylan, Inc.(a)	1,933,151	45,332,391
Watson Pharmaceuticals, Inc.(a)	321,330	21,548,390

Total		66,880,781
TOTAL HEALTH CARE		175,154,986

INDUSTRIALS 16.8%
Aerospace & Defense 0.5%
Embraer SA, ADR(b)	283,352	9,061,597
Airlines 1.2%
Delta Air Lines, Inc.(a)	747,056	7,403,325
U.S. Airways Group, Inc.(a)(b)	518,874	3,938,254
United Continental Holdings, Inc.(a)(b)	443,036	9,525,274

Total		20,866,853
Building Products 1.0%
AO Smith Corp.(b)	401,858	18,063,517
Construction & Engineering 2.0%
Chicago Bridge & Iron Co. NV	417,779	18,043,875
Jacobs Engineering Group, Inc.(a)	193,335	8,578,274
KBR, Inc.	285,824	10,161,043

Total		36,783,192
Electrical Equipment 4.1%
Cooper Industries PLC	890,544	56,950,289
Rockwell Automation, Inc.	201,081	16,026,155

Total		72,976,444
Machinery 4.1%
AGCO Corp. (a)(b)	322,396	15,220,315
Eaton Corp.	507,560	25,291,715
Navistar International Corp.(a)	370,531	14,987,979
Parker Hannifin Corp.(b)	223,648	18,909,438

Total		74,409,447
Road & Rail 3.9%
Con-way, Inc.	200,475	6,537,490
JB Hunt Transport Services, Inc.(b)	396,592	21,562,707

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Road & Rail (cont.)
Kansas City Southern(a)	440,344	$31,568,261
Werner Enterprises, Inc.(b)	386,275	9,602,797

Total		69,271,255
TOTAL INDUSTRIALS		301,432,305

INFORMATION TECHNOLOGY 7.8%
Communications Equipment 0.4%
Juniper Networks, Inc.(a)(b)	281,961	6,451,268
Computers & Peripherals 1.2%
Diebold, Inc.	265,640	10,232,453
Western Digital Corp.(a)	285,886	11,832,821

Total		22,065,274
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	253,322	15,141,056
Avnet, Inc.(a)	592,964	21,577,960

Total		36,719,016
IT Services 0.7%
Amdocs Ltd.(a)	401,517	12,679,907
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.(a)(b)	1,291,169	10,355,176
LSI Corp.(a)(b)	3,130,127	27,169,502
Microchip Technology, Inc.(b)	520,674	19,369,073
ON Semiconductor Corp.(a)(b)	567,419	5,112,445

Total		62,006,196
TOTAL INFORMATION TECHNOLOGY		139,921,661

MATERIALS 7.4%
Chemicals 4.7%
Agrium, Inc.	45,837	3,958,942
Eastman Chemical Co.(b)	920,305	47,570,565
PPG Industries, Inc.(b)	346,202	33,166,152

Total		84,695,659
Containers & Packaging 0.4%
Rock-Tenn Co., Class A	107,054	7,232,568
Metals & Mining 1.5%
Allegheny Technologies, Inc.	195,180	8,035,561
Freeport-McMoRan Copper & Gold, Inc.	92,080	3,502,723
Nucor Corp.(b)	332,887	14,297,497

Total		25,835,781

Issuer	Shares	Value
Common Stocks (continued)

MATERIALS (cont.)
Paper & Forest Products 0.8%
Domtar Corp.	148,743	$14,187,107
TOTAL MATERIALS		131,951,115

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
CenturyLink, Inc.(b)	521,091	20,140,167
TOTAL TELECOMMUNICATION SERVICES		20,140,167

UTILITIES 7.5%
Electric Utilities 2.3%
Entergy Corp.(b)	178,275	11,980,080
FirstEnergy Corp.	1	46
NV Energy, Inc.(b)	363,353	5,857,250
Pepco Holdings, Inc.(b)	459,226	8,674,779
Pinnacle West Capital Corp.	285,207	13,661,415

Total		40,173,570
Gas Utilities 0.3%
Questar Corp.	297,356	5,727,077
Multi-Utilities 4.9%
Ameren Corp.	186,543	6,077,571
CenterPoint Energy, Inc.	868,383	17,124,513
DTE Energy Co.	379,494	20,883,555
Sempra Energy	287,341	17,228,966
Wisconsin Energy Corp.(b)	597,989	21,037,253
Xcel Energy, Inc.	201,575	5,335,690

Total		87,687,548
TOTAL UTILITIES		133,588,195
Total Common Stocks (Cost: $1,441,455,487)		$1,742,187,859

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds 0.2%

Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$3,746,000	$3,530,605
Total Convertible Bonds (Cost: $3,746,000)			$3,530,605

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value

Limited Partnerships 0.4%
FINANCIALS 0. 4%
Capital Markets 0.4%
Lazard Ltd., Class A(b)(c)	255,518	$7,297,594
TOTAL FINANCIALS		7,297,594
Total Limited Partnerships (Cost: $8,847,167)		$7,297,594

	Shares	Value
Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.161%(d)(e)	45,672,713	$45,672,713
Total Money Market Funds (Cost: $45,672,713)		$45,672,713

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 19.5%

Asset-Backed Commercial Paper 1.4%
Antalis US Funding Corp.
04/05/12	0.310%	$14,999,096	$14,999,096
Kells Funding LLC
05/10/12	0.501%	4,994,097	4,994,097
Royal Park Investments Funding Corp.
04/05/12	1.001%	4,995,972	4,995,972

Total			24,989,165
Certificates of Deposit 8.9%
ABN AMRO Bank N.V.
06/21/12	0.400%	9,989,789	9,989,789
Australia and New Zealand Bank Group, Ltd.
05/16/12	0.470%	3,000,000	3,000,000
06/11/12	0.580%	5,000,000	5,000,000
Bank of Nova Scotia
07/26/12	0.321%	8,000,000	8,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	9,989,023	9,989,023
Barclays Bank PLC
04/18/12	0.600%	7,000,000	7,000,000
Den Danske Bank
04/02/12	0.200%	5,000,000	5,000,000
Deutsche Bank AG
09/14/12	0.750%	11,000,000	11,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
DnB NOR ASA
09/14/12	0.530%	$10,000,000	$10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
04/26/12	0.300%	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
04/16/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	12,000,153	12,000,153
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	10,000,000	10,000,000
National Bank of Canada
05/08/12	0.393%	6,000,000	6,000,000
Norinchukin Bank
05/21/12	0.470%	7,000,000	7,000,000
Standard Chartered Bank PLC
04/03/12	0.570%	14,000,000	14,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	10,000,000	10,000,000
Svenska Handelsbanken
08/30/12	0.580%	7,000,000	7,000,000
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
04/13/12	0.580%	5,000,000	5,000,000

Total			159,978,965
Commercial Paper 4.8%
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	6,983,632	6,983,632
Development Bank of Singapore Ltd.
08/02/12	0.551%	6,981,392	6,981,392
Erste Abwicklungsanstalt
04/23/12	0.671%	1,996,613	1,996,613
HSBC Bank PLC
04/13/12	0.481%	5,985,360	5,985,360
Macquarie Bank Ltd.
04/20/12	0.803%	4,979,778	4,979,778
Manhattan Asset Funding Co. LLC
04/05/12	0.200%	2,999,533	2,999,533
Skandinaviska Enskilda Banken AB
05/14/12	0.330%	6,996,022	6,996,022
Societe Generale
04/03/12	0.300%	4,999,708	4,999,708
State Development Bank of NorthRhine-Westphalia
04/13/12	0.240%	9,997,933	9,997,933
Suncorp Metway Ltd.
04/05/12	0.500%	4,995,555	4,995,555
05/21/12	0.480%	9,991,600	9,991,600

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (cont.)
The Commonwealth Bank of Australia
04/23/12	0.451%	$4,988,438	$4,988,438
08/16/12	0.302%	5,000,000	5,000,000
Toyota Motor Credit Corp.
04/26/12	0.562%	4,985,689	4,985,689
Westpac Securities NZ Ltd.
08/27/12	0.491%	4,988,771	4,988,771

Total			86,870,024
Repurchase Agreements 4.4%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $20,000,300(f)
	0.180%	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(f)
	0.270%	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $15,000,325(f)
	0.260%	15,000,000	15,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(f)
	0.200%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $9,000,203(f)
	0.270%	$9,000,000	$9,000,000
Royal Bank of Canada dated 03/30/12, matures 04/02/12, repurchase price $10,000,150(f)
	0.180%	10,000,000	10,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $9,844,936(f)
	0.180%	9,844,788	9,844,788

Total			78,844,788
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $350,682,942)			$350,682,942
Total Investments
(Cost: $1,850,404,309)			$2,149,371,713
Other Assets & Liabilities, Net			(355,488,473)
Net Assets			$1,793,883,240

Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	At March 31, 2012, security was partially or fully on loan.

(c)	At March 31, 2012, there was no capital committed to the LLC or LP for future investment.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(e)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$63,013,802	$244,312,175	$(261,653,264)	$—	$45,672,713	$32,579	$45,672,713

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$5,766,647
Fannie Mae-Aces	636,217
Freddie Mac REMICS	5,538,872
Ginnie Mae II Pool	540,327
Government National Mortgage Association	7,917,937
Total Market Value of Collateral Securities	$20,400,000

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$2,583,562
Fannie Mae REMICS	4,442,329
Freddie Mac Gold Pool	540,386
Freddie Mac REMICS	5,333,038
Government National Mortgage Association	622,799
United States Treasury Inflation Indexed Bonds	558,132
United States Treasury Note/Bond	1,220,086
Total Market Value of Collateral Securities	$15,300,332

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$11,477
Fannie Mae Pool	2,509,213
Fannie Mae REMICS	428,420
Fannie Mae-Aces	12,156
Federal Farm Credit Bank	365,532
Federal Home Loan Banks	183,955
Federal Home Loan Mortgage Corp	276,334
Federal National Mortgage Association	319,079
Freddie Mac Coupon Strips	20,788
Freddie Mac Gold Pool	834,375
Freddie Mac Non Gold Pool	187,830
Freddie Mac Reference REMIC	27
Freddie Mac REMICS	695,019
Ginnie Mae I Pool	849,246
Ginnie Mae II Pool	1,273,327
Government National Mortgage Association	568,776
United States Treasury Bill	133,096
United States Treasury Inflation Indexed Bonds	25,181
United States Treasury Note/Bond	466,094
United States Treasury Strip Coupon	20,075
Total Market Value of Collateral Securities	$9,180,000

Royal Bank of Canada (0.180%)

Security Description	Value
Fannie Mae Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$1,948,930
Ginnie Mae II Pool	8,092,754
Total Market Value of Collateral Securities	$10,041,684

Abbreviation Legend
ADR	American Depository Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair Value at March 31, 2012
Description	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$217,045,645	$—	$—	$217,045,645
Consumer Staples	113,104,922	—	—	113,104,922
Energy	152,133,329	—	—	152,133,329
Financials	357,715,534	—	—	357,715,534
Health Care	175,154,986	—	—	175,154,986
Industrials	301,432,305	—	—	301,432,305
Information Technology	139,921,661	—	—	139,921,661
Materials	131,951,115	—	—	131,951,115
Telecommunication Services	20,140,167	—	—	20,140,167
Utilities	133,588,195	—	—	133,588,195
Total Equity Securities	1,742,187,859	—	—	1,742,187,859
Bonds
Convertible Bonds	—	3,530,605	—	3,530,605
Total Bonds	—	3,530,605	—	3,530,605
Other
Limited Partnerships	7,297,594	—	—	7,297,594
Money Market Funds	45,672,713	—	—	45,672,713
Investments of Cash Collateral Received for Securities on Loan	—	350,682,942	—	350,682,942
Total Other	52,970,307	350,682,942	—	403,653,249
Total	$1,795,158,166	$354,213,547	$—	$2,149,371,713

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	17

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,454,048,654)	$1,753,016,058
Affiliated issuers (identified cost $45,672,713)	45,672,713
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $271,838,154)	271,838,154
Repurchase agreements (identified cost $78,844,788)	78,844,788
Total investments (identified cost $1,850,404,309)	2,149,371,713
Receivable for:
Investments sold	49,387,532
Capital shares sold	1,121,929
Dividends	2,182,369
Interest	128,892
Reclaims	1,908
Expense reimbursement due from Investment Manager	12,020
Total assets	2,202,206,363
Liabilities
Due upon return of securities on loan	350,682,942
Payable for:
Investments purchased	52,915,667
Capital shares purchased	3,884,316
Investment management fees	34,225
Distribution fees	9,551
Transfer agent fees	419,969
Administration fees	2,651
Plan administration fees	136,619
Compensation of board members	109,325
Other expenses	127,858
Total liabilities	408,323,123
Net assets applicable to outstanding capital stock	$1,793,883,240

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$1,916,201,099
Undistributed net investment income	1,526,403
Accumulated net realized loss	(422,811,666)
Unrealized appreciation (depreciation) on:
Investments	298,967,404
Total — representing net assets applicable to outstanding capital stock	$1,793,883,240
*Value of securities on loan	$343,865,317
Net assets applicable to outstanding shares
Class A	$954,014,317
Class B	$54,745,414
Class C	$35,562,695
Class I	$97,910,628
Class R	$16,006,530
Class R3	$52,747,009
Class R4	$276,430,774
Class R5	$152,719,730
Class W	$4,161
Class Z	$153,741,982
Shares outstanding
Class A	116,847,202
Class B	7,020,635
Class C	4,564,157
Class I	11,806,657
Class R	1,978,822
Class R3	6,489,064
Class R4	33,678,347
Class R5	18,575,600
Class W	506
Class Z	18,557,543
Net asset value per share
Class A(a)	$8.16
Class B	$7.80
Class C	$7.79
Class I	$8.29
Class R	$8.09
Class R3	$8.13
Class R4	$8.21
Class R5	$8.22
Class W	$8.22
Class Z	$8.28

(a)	The maximum offering price per share for Class A is $8.66. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	19

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$16,092,307
Interest	70,238
Dividends from affiliates	32,579
Income from securities lending — net	662,706
Foreign taxes withheld	(106,504)
Total income	16,751,326
Expenses:
Investment management fees	6,164,859
Distribution fees
Class A	1,173,954
Class B	268,024
Class C	182,530
Class R	40,152
Class R3	66,449
Class W	5
Transfer agent fees
Class A	1,359,118
Class B	77,294
Class C	53,043
Class R	23,281
Class R3	12,915
Class R4	66,211
Class R5	33,059
Class W	5
Class Z	206,358
Administration fees	477,288
Plan administration fees
Class R3	66,449
Class R4	339,297
Compensation of board members	16,549
Custodian fees	12,116
Printing and postage fees	112,923
Registration fees	94,691
Professional fees	33,608
Other	26,463
Total expenses	10,906,641
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(772,431)
Total net expenses	10,134,210
Net investment income	6,617,116

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$45,871,618
Foreign currency translations	2,835
Net realized gain	45,874,453
Net change in unrealized appreciation (depreciation) on:
Investments	363,417,237
Net change in unrealized appreciation	363,417,237
Net realized and unrealized gain	409,291,690
Net increase in net assets resulting from operations	$415,908,806

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	21

Statement of Changes in Net Assets

	Six months ended March 31, 2012 (Unaudited)	Year ended September 30, 2011

Operations
Net investment income	$6,617,116	$6,131,092
Net realized gain	45,874,453	202,875,598
Net change in unrealized appreciation (depreciation)	363,417,237	(274,429,830)
Net increase (decrease) in net assets resulting from operations	415,908,806	(65,423,140)
Distributions to shareholders from:
Net investment income
Class A	(586,260)	(7,355,924)
Class I	(582,198)	(1,338,622)
Class R	—	(61,366)
Class R3	—	(425,673)
Class R4	(552,107)	(3,285,086)
Class R5	(636,976)	(1,525,902)
Class W	(5)	(25)
Class Z	(551,466)	(8,179)
Total distributions to shareholders	(2,909,012)	(14,000,777)
Decrease in net assets from share transactions	(250,430,856)	(482,979,896)
Total increase (decrease) in net assets	162,568,938	(562,403,813)
Net assets at beginning of period	1,631,314,302	2,193,718,115
Net assets at end of period	$1,793,883,240	$1,631,314,302
Undistributed (excess of distributions over) net investment income	$1,526,403	$ (2,181,701)

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,109,426	23,324,081	12,116,668	96,205,520
Distributions reinvested	75,259	534,338	863,049	6,705,889
Redemptions	(23,381,446)	(174,282,084)	(66,764,741)	(521,234,776)
Net decrease	(20,196,761)	(150,423,665)	(53,785,024)	(418,323,367)
Class B shares
Subscriptions	29,373	209,650	180,999	1,366,079
Redemptions(a)	(1,067,256)	(7,638,485)	(5,980,500)	(46,097,097)
Net decrease	(1,037,883)	(7,428,835)	(5,799,501)	(44,731,018)
Class C shares
Subscriptions	275,875	1,954,973	465,281	3,533,090
Redemptions	(1,343,034)	(9,698,705)	(1,638,958)	(12,238,889)
Net decrease	(1,067,159)	(7,743,732)	(1,173,677)	(8,705,799)
Class I shares
Subscriptions	1,373,683	9,924,291	1,813,952	14,260,062
Distributions reinvested	80,854	582,152	169,863	1,338,524
Redemptions	(4,991,148)	(38,918,104)	(3,285,678)	(26,244,805)
Net decrease	(3,536,611)	(28,411,661)	(1,301,863)	(10,646,219)
Class R shares
Subscriptions	214,003	1,589,044	570,595	4,468,243
Distributions reinvested	—	—	7,843	60,547
Redemptions	(552,281)	(4,161,534)	(662,527)	(5,125,325)
Net decrease	(338,278)	(2,572,490)	(84,089)	(596,535)
Class R3 shares
Subscriptions	769,860	5,715,973	2,990,698	23,375,349
Distributions reinvested	—	—	54,997	425,673
Redemptions	(2,127,558)	(15,845,483)	(5,015,001)	(39,393,332)
Net decrease	(1,357,698)	(10,129,510)	(1,969,306)	(15,592,310)
Class R4 shares
Subscriptions	3,169,221	23,933,645	10,209,670	80,500,957
Distributions reinvested	77,429	552,068	420,606	3,284,933
Redemptions	(8,322,488)	(62,791,056)	(27,587,751)	(226,389,245)
Net decrease	(5,075,838)	(38,305,343)	(16,957,475)	(142,603,355)
Class R5 shares
Subscriptions	2,749,695	20,842,544	5,740,741	45,659,093
Distributions reinvested	80,397	574,035	175,246	1,370,424
Redemptions	(2,601,062)	(19,815,724)	(7,516,400)	(58,577,262)
Net increase (decrease)	229,030	1,600,855	(1,600,413)	(11,547,745)
Class Z shares
Subscriptions	2,233,822	16,869,875	21,991,103	189,023,832
Distributions reinvested	74,787	538,464	936	7,375
Redemptions	(3,234,514)	(24,424,814)	(2,508,948)	(19,264,755)
Net increase (decrease)	(925,905)	(7,016,475)	19,483,091	169,766,452
Total net decrease	(33,307,103)	(250,430,856)	(63,188,257)	(482,979,896)

(a)	Includes conversions of Class B shares to Class A shares. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	23

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

Six months ended March 31, 2012			Year ended Sept. 30,
			2011	2010	2009	2008	2007
(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$6.44		$6.94	$6.15	$7.14	$10.15	$9.12
Income from investment operations:
Net investment income	0.03		0.02	0.04	0.07	0.07	0.06
Net realized and unrealized gain (loss)	1.69		(0.48)	0.83	(0.59)	(2.56)	1.89
Total from investment operations	1.72		(0.46)	0.87	(0.52)	(2.49)	1.95
Less distributions to shareholders from:
Net investment income	(0.00	)(a)	(0.04)	(0.08)	(0.02)	(0.05)	(0.05)
Net realized gains	—		—	—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	(0.00	)(a)	(0.04)	(0.08)	(0.47)	(0.52)	(0.92)
Net asset value, end of period	$8.16		$6.44	$6.94	$6.15	$7.14	$10.15
Total return	26.79%		(6.69% )	14.28%	(4.97% )	(25.62% )	22.74%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.33%	(c)	1.30%	1.20%	1.19%	1.28%	1.23%
Net expenses after fees waived or expenses reimbursed(d)	1.21%	(c)	1.29% (e)	1.20%	1.19%	1.28%	1.23%
Net investment income	0.70%	(c)	0.22% (e)	0.62%	1.39%	0.74%	0.58%
Supplemental data
Net assets, end of period (in thousands)	$954,014		$882,934	$1,324,861	$1,351,336	$1,745,361	$2,025,926
Portfolio turnover	23%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011		2010	2009	2008	2007

Class B
Per share data
Net asset value, beginning of period	$6.17		$6.67		$5.90	$6.90	$9.84	$8.89
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.04)		(0.01)	0.03	(0.01)	(0.02)
Net realized and unrealized gain (loss)	1.63		(0.46)		0.81	(0.58)	(2.46)	1.84
Total from investment operations	1.63		(0.50)		0.80	(0.55)	(2.47)	1.82
Less distributions to shareholders from:
Net investment income	—		—		(0.03)	—	—	—
Net realized gains	—		—		—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	—		—		(0.03)	(0.45)	(0.47)	(0.87)
Net asset value, end of period	$7.80		$6.17		$6.67	$5.90	$6.90	$9.84
Total return	26.42%		(7.50%	)	13.65%	(5.88% )	(26.13% )	21.73%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.08%	(c)	2.04%		1.97%	1.96%	2.04%	1.99%
Net expenses after fees waived or expenses reimbursed(d)	1.96%	(c)	2.03%	(e)	1.97%	1.96%	2.04%	1.99%
Net investment income (loss)	(0.05%	)(c)	(0.54%	)(e)	(0.18% )	0.62%	(0.07% )	(0.17% )
Supplemental data
Net assets, end of period (in thousands)	$54,745		$49,737		$92,370	$104,322	$164,380	$306,040
Portfolio turnover	23%		46%		50%	42%	34%	24%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	25

Financial Highlights (continued)

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011		2010	2009	2008	2007

Class C
Per share data
Net asset value, beginning of period	$6.17		$6.66		$5.91	$6.90	$9.84	$8.89
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.04)		(0.01)	0.03	0.00 (a)	(0.02)
Net realized and unrealized gain (loss)	1.62		(0.45)		0.80	(0.57)	(2.46)	1.84
Total from investment operations	1.62		(0.49)		0.79	(0.54)	(2.46)	1.82
Less distributions to shareholders from:
Net investment income	—		—		(0.04)	—	(0.01)	—
Net realized gains	—		—		—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	—		—		(0.04)	(0.45)	(0.48)	(0.87)
Net asset value, end of period	$7.79		$6.17		$6.66	$5.91	$6.90	$9.84
Total return	26.26%		(7.36%	)	13.49%	(5.74% )	(26.11% )	21.72%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.08%	(c)	2.05%		1.96%	1.95%	2.03%	1.98%
Net expenses after fees waived or expenses reimbursed(d)	1.96%	(c)	2.04%	(e)	1.96%	1.95%	2.03%	1.98%
Net investment income (loss)	(0.06%	)(c)	(0.52%	)(e)	(0.13% )	0.62%	0.03%	(0.18% )
Supplemental data
Net assets, end of period (in thousands)	$35,563		$34,731		$45,317	$41,952	$54,137	$41,928
Portfolio turnover	23%		46%		50%	42%	34%	24%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011	2010	2009	2008	2007

Class I
Per share data
Net asset value, beginning of period	$6.56		$7.07	$6.25	$7.26	$10.30	$9.24
Income from investment operations:
Net investment income	0.04		0.06	0.07	0.09	0.10	0.09
Net realized and unrealized gain (loss)	1.73		(0.49)	0.86	(0.60)	(2.58)	1.92
Total from investment operations	1.77		(0.43)	0.93	(0.51)	(2.48)	2.01
Less distributions to shareholders from:
Net investment income	(0.04)		(0.08)	(0.11)	(0.05)	(0.09)	(0.08)
Net realized gains	—		—	—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	(0.04)		(0.08)	(0.11)	(0.50)	(0.56)	(0.95)
Net asset value, end of period	$8.29		$6.56	$7.07	$6.25	$7.26	$10.30
Total return	27.03%		(6.28% )	15.06%	(4.60% )	(25.25% )	23.18%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.79%	(b)	0.82%	0.73%	0.67%	0.85%	0.80%
Net expenses after fees waived or expenses reimbursed(c)	0.77%	(b)	0.82%	0.73%	0.67%	0.85%	0.80%
Net investment income	1.12%	(b)	0.72%	1.05%	1.83%	1.13%	0.91%
Supplemental data
Net assets, end of period (in thousands)	$97,911		$100,645	$117,621	$44,214	$15,526	$29,272
Portfolio turnover	23%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	27

Financial Highlights (continued)

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011		2010	2009	2008	2007(a)

Class R
Per share data
Net asset value, beginning of period	$6.39		$6.88		$6.11	$7.12	$10.18	$9.96
Income from investment operations:
Net investment income	0.02		(0.00	)(b)	0.02	0.05	0.05	0.01
Net realized and unrealized gain (loss)	1.68		(0.46)		0.82	(0.58)	(2.56)	1.16
Total from investment operations	1.70		(0.46)		0.84	(0.53)	(2.51)	1.17
Less distributions to shareholders from:
Net investment income	—		(0.03)		(0.07)	(0.03)	(0.08)	(0.08)
Net realized gains	—		—		—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	—		(0.03)		(0.07)	(0.48)	(0.55)	(0.95)
Net asset value, end of period	$8.09		$6.39		$6.88	$6.11	$7.12	$10.18
Total return	26.60%		(6.81%	)	13.85%	(5.25% )	(25.87% )	13.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.58%	(d)	1.55%		1.53%	1.47%	1.61%	1.67%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.46%	(d)	1.54%	(f)	1.53%	1.47%	1.61%	1.67%	(d)
Net investment income (loss)	0.45%	(d)	(0.01%	)(f)	0.31%	1.07%	0.60%	0.11%	(d)
Supplemental data
Net assets, end of period (in thousands)	$16,007		$14,799		$16,531	$15,827	$10,457	$287
Portfolio turnover	23%		46%		50%	42%	34%	24%
Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)

Class R3
Per share data
Net asset value, beginning of period	$6.41		$6.92	$6.14	$7.15	$10.19	$9.96
Income from investment operations:
Net investment income	0.02		0.01	0.04	0.06	0.07	0.04
Net realized and unrealized gain (loss)	1.70		(0.48)	0.83	(0.59)	(2.56)	1.14
Total from investment operations	1.72		(0.47)	0.87	(0.53)	(2.49)	1.18
Less distributions to shareholders from:
Net investment income	—		(0.04)	(0.09)	(0.03)	(0.08)	(0.08)
Net realized gains	—		—	—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	—		(0.04)	(0.09)	(0.48)	(0.55)	(0.95)
Net asset value, end of period	$8.13		$6.41	$6.92	$6.14	$7.15	$10.19
Total return	26.83%		(6.84% )	14.22%	(5.07% )	(25.60% )	13.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.34%	(c)	1.37%	1.29%	1.22%	1.36%	1.49%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.32%	(c)	1.37%	1.29%	1.22%	1.36%	1.49%	(c)
Net investment income	0.58%	(c)	0.16%	0.55%	1.30%	0.85%	0.57%	(c)
Supplemental data
Net assets, end of period (in thousands)	$52,747		$50,329	$67,911	$46,599	$30,952	$1,378
Portfolio turnover	23%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	29

Financial Highlights (continued)

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011	2010	2009	2008	2007

Class R4
Per share data
Net asset value, beginning of period	$6.48		$6.99	$6.19	$7.20	$10.22	$9.19
Income from investment operations:
Net investment income	0.03		0.03	0.05	0.08	0.08	0.07
Net realized and unrealized gain (loss)	1.71		(0.48)	0.85	(0.60)	(2.56)	1.90
Total from investment operations	1.74		(0.45)	0.90	(0.52)	(2.48)	1.97
Less distributions to shareholders from:
Net investment income	(0.01)		(0.06)	(0.10)	(0.04)	(0.07)	(0.07)
Net realized gains	—		—	—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	(0.01)		(0.06)	(0.10)	(0.49)	(0.54)	(0.94)
Net asset value, end of period	$8.21		$6.48	$6.99	$6.19	$7.20	$10.22
Total return	26.96%		(6.59% )	14.61%	(4.91% )	(25.41% )	22.81%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.09%	(b)	1.12%	1.03%	0.97%	1.13%	1.10%
Net expenses after fees waived or expenses reimbursed(c)	1.07%	(b)	1.12%	1.03%	0.97%	1.13%	1.10%
Net investment income	0.84%	(b)	0.38%	0.80%	1.55%	0.96%	0.68%
Supplemental data
Net assets, end of period (in thousands)	$276,431		$251,200	$389,349	$337,593	$270,774	$157,136
Portfolio turnover	23%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)

Class R5
Per share data
Net asset value, beginning of period	$6.50		$7.01	$6.20	$7.21	$10.23	$9.96
Income from investment operations:
Net investment income	0.04		0.05	0.07	0.09	0.12	0.08
Net realized and unrealized gain (loss)	1.71		(0.48)	0.85	(0.60)	(2.58)	1.14
Total from investment operations	1.75		(0.43)	0.92	(0.51)	(2.46)	1.22
Less distributions to shareholders from:
Net investment income	(0.03)		(0.08)	(0.11)	(0.05)	(0.09)	(0.08)
Net realized gains	—		—	—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	(0.03)		(0.08)	(0.11)	(0.50)	(0.56)	(0.95)
Net asset value, end of period	$8.22		$6.50	$7.01	$6.20	$7.21	$10.23
Total return	27.07%		(6.38% )	14.97%	(4.65% )	(25.23% )	13.57%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.84%	(c)	0.87%	0.79%	0.72%	0.84%	0.84%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.82%	(c)	0.87%	0.79%	0.72%	0.84%	0.84%	(c)
Net investment income	1.10%	(c)	0.67%	1.05%	1.82%	1.46%	1.03%	(c)
Supplemental data
Net assets, end of period (in thousands)	$152,720		$119,293	$139,751	$133,143	$65,029	$12
Portfolio turnover	23%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	31

Financial Highlights (continued)

Six months ended March 31, 2012 (Unaudited)			Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)

Class W
Per share data
Net asset value, beginning of period	$6.49		$7.00	$6.20	$7.19	$10.20	$9.88
Income from investment operations:
Net investment income	0.03		0.02	0.04	0.07	0.07	0.05
Net realized and unrealized gain (loss)	1.71		(0.48)	0.85	(0.59)	(2.56)	1.22
Total from investment operations	1.74		(0.46)	0.89	(0.52)	(2.49)	1.27
Less distributions to shareholders from:
Net investment income	(0.01)		(0.05)	(0.09)	(0.02)	(0.05)	(0.08)
Net realized gains	—		—	—	(0.45)	(0.47)	(0.87)
Total distributions to shareholders	(0.01)		(0.05)	(0.09)	(0.47)	(0.52)	(0.95)
Net asset value, end of period	$8.22		$6.49	$7.00	$6.20	$7.19	$10.20
Total return	26.83%		(6.69% )	14.43%	(4.96% )	(25.53% )	14.14%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.28%	(c)	1.28%	1.17%	1.07%	1.27%	1.23%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.18%	(c)	1.28%	1.17%	1.07%	1.27%	1.23%	(c)
Net investment income	0.74%	(c)	0.26%	0.67%	1.48%	0.73%	0.66%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$3	$4	$3	$4	$5
Portfolio turnover	23%		46%	50%	42%	34%	24%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to September 30, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012 (Unaudited)		Year ended Sept. 30,
			2011	2010(a)

Class Z
Per share data
Net asset value, beginning of period	$6.55		$7.07	$7.00
Income from investment operations:
Net investment income	0.04		0.06	0.00	(b)
Net realized and unrealized gain (loss)	1.72		(0.50)	0.07
Total from investment operations	1.76		(0.44)	0.07
Less distributions to shareholders from:
Net investment income	(0.03)		(0.08)	—
Total distributions to shareholders	(0.03)		(0.08)	—
Net asset value, end of period	$8.28		$6.55	$7.07
Total return	26.92%		(6.42% )	1.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.08%	(d)	1.07%	1.01%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.96%	(d)	1.06% (f)	1.01%	(d)
Net investment income	0.96%	(d)	0.80% (f)	4.49%	(d)
Supplemental data
Net assets, end of period (in thousands)	$153,742		$127,642	$3
Portfolio turnover	23%		46%	50%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	33

Notes to Financial Statements

March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

34	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

(U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

36	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend.

38	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.76% to 0.62% as the Fund’s net assets increase. The annualized effective

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

management fee rate for the six months ended March 31, 2012 was 0.70% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.05% of the Fund's average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2012, other expenses paid to this company were $4,030.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of

40	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended March 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.29%
Class B	0.29
Class C	0.29
Class R	0.29
Class R3	0.05
Class R4	0.05
Class R5	0.05
Class W	0.27
Class Z	0.29

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,995,000 and $336,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $184,250 for Class A, $16,378 for Class B and $525 for Class C for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective December 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.18%
Class B	1.93
Class C	1.93
Class I	0.76
Class R	1.43
Class R3	1.31
Class R4	1.06
Class R5	0.81
Class W	1.18
Class Z	0.93

Prior to December 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits

42	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.26%
Class B	2.01
Class C	2.01
Class I	0.84
Class R	1.51
Class R3	1.39
Class R4	1.14
Class R5	0.89
Class W	1.26
Class Z	1.01

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $1,850,404,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$336,124,000
Unrealized depreciation	(37,156,000)
Net unrealized appreciation	$298,968,000

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

The following capital loss carryforward, determined as of September 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2016	$5,423,870
2017	48,185,162
2018	377,638,979
Total	$431,248,011

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $388,701,958 and $604,323,433, respectively, for the six months ended March 31, 2012.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations

44	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At March 31, 2012, securities valued at $343,865,317 were on loan, secured by cash collateral of $350,682,942 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

Note	8. Shareholder Concentration

At March 31, 2012, one unaffiliated shareholder account owned 20.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note	9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

Note	10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note	11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

46	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT	47

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

48	COLUMBIA MID CAP VALUE OPPORTUNITY FUND — 2012 SEMIANNUAL REPORT

Columbia Mid Cap Value Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6252 M (5/12)

Semiannual Report

Columbia

Strategic Allocation Fund

Semiannual Report for the Period Ended

March 31, 2012

Columbia Strategic Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	1

Your Fund at a Glance

FUND SUMMARY

>	Columbia Strategic Allocation Fund (the Fund) Class A shares increased 17.68% (excluding sales charge) for the six months ended March 31, 2012.

>	The Fund underperformed the 25.89% increase of the broad-based Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged group of large U.S. company stocks.

>	The Blended Index, which is composed of 45% S&P 500 Index, 15% MSCI EAFE Index (Gross) and 40% Barclays Aggregate Bond Index (Barclays Index), gained 14.09% during the same time period.

>	The Fund outperformed the 1.43% increase of the Barclays Aggregate Bond Index, an unmanaged index representing U.S. taxable investment-grade bonds, during the same period.

>	The Fund outperformed the MSCI (EAFE) Index (Gross), an unmanaged index representing non-North American securities, which increased 14.73% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended March 31, 2012)

	6 months	*	1 year	5 years	10 years
Columbia Strategic Allocation Fund Class A (excluding sales charge)	+17.68%		+6.79%	+1.26%	+4.80%
S&P 500 Index(1) (unmanaged)	+25.89%		+8.54%	+2.01%	+4.12%
Blended Index(2) (unmanaged)	+14.09%		+6.46%	+3.43%	+5.50%
Barclays Index(3) (unmanaged)	+1.43%		+7.71%	+6.25%	+5.80%
MSCI (EAFE) Index(4) (Gross) (unmanaged)	+14.73%		-5.31%	-3.04%	+6.16%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in

2	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks of U.S. companies, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2)

The Blended Index consists of 45% S&P 500 Index, 40% Barclays Aggregate Bond Index and 15% MSCI EAFE Index (Gross). The Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index (Gross) are shown in the table because they are separate components of the Blended Index.

(3)

The Barclays Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(4)

The MSCI Europe, Australasia and the Far East (EAFE) Index (Gross), an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at March 31, 2012
Without sales charge	6 months*	1 year	5 years	10 years
Class A (inception 1/23/85)	+17.68%	+6.79%	+1.26%	+4.80%
Class B (inception 3/20/95)	+17.29%	+6.00%	+0.50%	+4.00%
Class C (inception 6/26/00)	+17.42%	+6.09%	+0.51%	+4.01%
Class I** (inception 12/11/06)	+17.95%	+7.27%	+1.69%	+5.03%
Class R** (inception 12/11/06)	+17.57%	+6.54%	+1.02%	+4.55%
Class R4 (inception 3/20/95)	+17.73%	+6.93%	+1.42%	+4.97%
Class Z** (inception 9/27/10)	+17.96%	+7.23%	+1.37%	+4.85%

With sales charge
Class A (inception 1/23/85)	+10.96%	+0.60%	+0.07%	+4.18%
Class B (inception 3/20/95)	+12.29%	+1.00%	+0.16%	+4.00%
Class C (inception 6/26/00)	+16.42%	+5.09%	+0.51%	+4.01%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the Fund’s Class A shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

4	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1) (at March 31, 2012)
Stocks	71.1%
Consumer Discretionary	8.0
Consumer Staples	6.5
Energy	7.7
Financials	12.6
Health Care	7.3
Industrials	8.3
Information Technology	11.7
Materials	4.2
Telecommunication Services	1.9
Utilities	2.9
Bonds	23.2
Asset-Backed Securities — Non-Agency	0.0	*
Commercial Mortgage-Backed Securities — Agency	0.0	*
Commercial Mortgage-Backed Securities — Non-Agency	0.1
Corporate Bonds & Notes	9.8
Convertible Bonds	2.3
Foreign Government Obligations	5.7
Inflation-Indexed Bonds	0.9
Residential Mortgage-Backed Securities — Agency	2.9
Residential Mortgage-Backed Securities — Non-Agency	0.1
U.S. Government & Agency Obligations	0.7
U.S. Treasury Obligations	0.7
Senior Loans	0.1
Exchange Traded Funds	0.1
Options Purchased Puts	0.0	*
Other(2)	5.5

*	Rounds to less than 0.1%.
(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.
(2)	Includes investments in money market funds.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	5

Your Fund at a Glance (continued)

TOP TEN HOLDINGS(1) (at March 31, 2012)
Apple, Inc.	2.4%
Microsoft Corp.	1.3
JPMorgan Chase & Co.	1.2
Chevron Corp.	1.1
Pfizer, Inc.	1.1
Philip Morris International, Inc.	1.1
Wal-Mart Stores, Inc.	1.0
Cisco Systems, Inc.	0.9
Verizon Communications, Inc.	0.9
Merck & Co., Inc.	0.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and money market funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

6	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	7

Fund Expense Example (continued)

October 1, 2011 — March 31, 2012

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,176.80	1,019.10	6.28	5.82	1.16
Class B	1,000.00	1,000.00	1,172.90	1,015.32	10.37	9.62	1.92
Class C	1,000.00	1,000.00	1,174.20	1,015.37	10.33	9.57	1.91
Class I	1,000.00	1,000.00	1,179.50	1,021.08	4.12	3.82	0.76
Class R	1,000.00	1,000.00	1,175.70	1,017.80	7.68	7.12	1.42
Class R4	1,000.00	1,000.00	1,177.30	1,019.64	5.68	5.27	1.05
Class Z	1,000.00	1,000.00	1,179.60	1,020.44	4.82	4.47	0.89

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

8	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Strategic Allocation Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 70.7%
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.3%
Bharat Forge Ltd.	43,560	$273,905
Dana Holding Corp.	8,000	124,000
Exedy Corp.(a)	16,500	473,466
Hankook Tire Co., Ltd.	9,969	369,952
Hyundai Mobis	2,865	727,188
Lear Corp.	1,900	88,331
NHK Spring Co., Ltd.	76,000	825,694
Standard Motor Products, Inc.(a)	12,370	219,444
Tenneco, Inc.(b)	5,278	196,078

Total		3,298,058
Automobiles 0.5%
Bayerische Motoren Werke AG	7,480	672,687
General Motors Co.(a)(b)	32,200	825,930
Hyundai Motor Co.	4,825	996,354
Nissan Motor Co., Ltd.(a)	111,600	1,199,927
PT Astra International Tbk	39,130	316,610
Tofas Turk Otomobil Fabrikasi AS	146,322	625,581

Total		4,637,089
Diversified Consumer Services 0.7%
Apollo Group, Inc., Class A(b)	104,100	4,022,424
Bridgepoint Education, Inc.(a)(b)	21,000	519,750
Coinstar, Inc.(a)(b)	10,800	686,340
ITT Educational Services, Inc.(a)(b)	10,100	668,014
Lincoln Educational Services Corp.	29,550	233,740

Total		6,130,268
Hotels, Restaurants & Leisure 0.5%
Bravo Brio Restaurant Group, Inc.(a)(b)	1,700	33,932
Bwin.Party Digital Entertainment PLC	211,170	523,538
Domino’s Pizza, Inc.	7,800	283,140
Genting Bhd	90,900	321,810
McDonald’s Corp.	29,000	2,844,900
Multimedia Games Holdings Co., Inc.(b)	50,100	549,096
Town Sports International Holdings, Inc.(b)	5,800	73,254

Total		4,629,670

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (cont.)
Household Durables 0.5%
American Greetings Corp., Class A(a)	23,700	$363,558
Arnest One Corp.	68,200	763,495
Forbo Holding AG(b)	1,493	1,090,765
Tempur-Pedic International, Inc.(a)(b)	24,496	2,068,197

Total		4,286,015
Internet & Catalog Retail 0.1%
Expedia, Inc.(a)	2,800	93,632
Netflix, Inc.(a)(b)	10,600	1,219,424

Total		1,313,056
Leisure Equipment & Products 0.3%
Arctic Cat, Inc.(a)(b)	13,480	577,348
Giant Manufacturing Co., Ltd.	75,000	330,994
Polaris Industries, Inc.	15,500	1,118,325
Sturm Ruger & Co., Inc.	13,400	657,940

Total		2,684,607
Media 1.8%
Comcast Corp., Class A	20,000	600,200
DIRECTV, Class A(b)	125,224	6,178,552
Discovery Communications, Inc., Class A(a)(b)	19,300	976,580
DISH Network Corp., Class A	164,241	5,408,456
Global Sources Ltd.(b)	12,400	76,384
McGraw-Hill Companies, Inc. (The)	46,900	2,273,243
PT Media Nusantara Citra Tbk	2,776,000	571,410
Sinclair Broadcast Group, Inc., Class A	17,000	188,020
Time Warner Cable, Inc.	2,200	179,300
Valassis Communications, Inc.(a)(b)	7,000	161,000

Total		16,613,145
Multiline Retail 0.3%
Dillard’s, Inc., Class A(a)	15,400	970,508
Dollar Tree, Inc.(b)	4,300	406,307
Macy’s, Inc.	28,200	1,120,386
SACI Falabella	49,841	481,079

Total		2,978,280

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (cont.)
Specialty Retail 2.8%
Aaron’s, Inc.	37,100	$960,890
Ascena Retail Group, Inc.(b)	2,700	119,664
AutoZone, Inc.(b)	10,100	3,755,180
Bed Bath & Beyond, Inc.(b)	32,706	2,151,074
Belle International Holdings Ltd.	407,000	732,480
Best Buy Co., Inc.	44,200	1,046,656
Buckle, Inc. (The)(a)	12,500	598,750
Build-A-Bear Workshop, Inc.(b)	16,800	88,200
Cato Corp. (The), Class A	19,196	530,577
Children’s Place Retail Stores, Inc. (The)(a)(b)	754	38,959
Cia Hering	12,202	315,169
EDION Corp.(a)	74,200	522,598
Express, Inc.(a)(b)	24,780	619,004
Finish Line, Inc., Class A (The)	25,300	536,866
GameStop Corp., Class A(a)	163,600	3,573,024
Home Product Center PCL, Foreign Registered Shares	783,288	353,014
Limited Brands, Inc.	18,157	871,536
Mr. Price Group Ltd.	25,754	316,730
Pier 1 Imports, Inc.(b)	12,200	221,796
PT Ace Hardware Indonesia Tbk	931,000	453,632
PT Indomobil Sukses Internasional Tbk(b)	116,000	191,747
Rent-A-Center, Inc.	17,296	652,924
Ross Stores, Inc.	46,500	2,701,650
Select Comfort Corp.(a)(b)	4,900	158,711
Stage Stores, Inc.	5,600	90,944
Statoil Fuel & Retail ASA(b)	79,794	508,630
TJX Companies, Inc.	87,300	3,466,683

Total		25,577,088
Textiles, Apparel & Luxury Goods 0.2%
Crocs, Inc.(b)	7,900	165,268
LG Fashon Corp.	15,140	533,767
Titan Industries Ltd.	107,409	481,644
Trinity Ltd.	640,334	526,885
Youngone Corp.	29,150	557,619

Total		2,265,183
TOTAL CONSUMER DISCRETIONARY		74,412,459

CONSUMER STAPLES 6.3%
Beverages 0.7%
Carlsberg A/S, Class B	8,008	661,652
Cia de Bebidas das Americas, ADR	21,838	902,346
Coca-Cola Enterprises, Inc.	136,308	3,898,409

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (cont.)
Beverages (cont.)
Constellation Brands, Inc., Class A(b)	15,900	$375,081
Cott Corp.(b)	54,923	361,942
Fomento Economico Mexicano SAB de CV, ADR	5,955	489,918

Total		6,689,348
Food & Staples Retailing 2.3%
Clicks Group Ltd.	73,834	430,530
CP ALL PCL, Foreign Registered Shares	206,480	438,449
CVS Caremark Corp.	36,103	1,617,415
Eurocash SA	59,053	664,872
George Weston Ltd.	12,535	795,871
Koninklijke Ahold NV	95,022	1,316,733
Kroger Co. (The)	166,510	4,034,537
Magnit OJSC, GDR(c)	11,116	323,920
PT Sumber Alfaria Trijaya Tbk(b)	305,500	168,184
Puregold Price Club, Inc.(b)	665,900	316,997
Raia Drogasil SA	38,514	369,854
Safeway, Inc.(a)	61,000	1,232,810
Seven & I Holdings Co., Ltd.	29,433	877,676
Wal-Mart Stores, Inc.	143,957	8,810,169

Total		21,398,017
Food Products 0.9%
AVI Ltd.	115,787	700,216
Cal-Maine Foods, Inc.	4,809	183,993
Campbell Soup Co.(a)	30,400	1,029,040
ConAgra Foods, Inc.	1,700	44,642
Hershey Co. (The)	20,291	1,244,447
Marine Harvest ASA	964,784	498,084
Nestlé SA, Registered Shares	23,294	1,465,713
Omega Protein Corp.(b)	19,600	149,156
PT Nippon Indosari Corpindo Tbk	1,017,000	391,262
Smithfield Foods, Inc.(a)(b)	42,900	945,087
Tyson Foods, Inc., Class A	99,700	1,909,255
Want Want China Holdings Ltd.	274,000	306,588

Total		8,867,483
Household Products 0.2%
Kimberly-Clark Corp.	12,480	922,147
LG Household & Health Care Ltd.	780	410,258
McBride PLC(b)	132,277	260,240
Oil-Dri Corp. of America	1,200	25,548

Total		1,618,193

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (cont.)
Personal Products 0.2%
Medifast, Inc.(a)(b)	11,400	$199,044
Nu Skin Enterprises, Inc., Class A(a)	10,058	582,459
Revlon, Inc., Class A(b)	11,500	198,375
Usana Health Sciences, Inc.(a)(b)	14,200	530,086

Total		1,509,964
Tobacco 2.0%
Imperial Tobacco Group PLC	26,123	1,059,218
ITC Ltd.	73,039	325,194
Lorillard, Inc.(a)	51,700	6,694,116
Philip Morris International, Inc.	107,536	9,528,765
PT Gudang Garam Tbk	85,790	516,715
Universal Corp.(a)	4,900	228,340

Total		18,352,348
TOTAL CONSUMER STAPLES		58,435,353

ENERGY 7.5%
Energy Equipment & Services 0.9%
Core Laboratories NV	6,211	817,181
Diamond Offshore Drilling, Inc.	4,700	313,725
Eurasia Drilling Co., Ltd., GDR(c)	14,290	393,975
Helix Energy Solutions Group, Inc.(a)(b)	12,000	213,600
Matrix Service Co.(b)	12,700	177,927
National Oilwell Varco, Inc.	57,125	4,539,724
Oceaneering International, Inc.(a)	9,600	517,344
Parker Drilling Co.(b)	17,700	105,669
Patterson-UTI Energy, Inc.	19,600	338,884
PHI, Inc.(b)	12,800	296,320
Schlumberger Ltd.	2,100	146,853
SEACOR Holdings, Inc.(b)	300	28,734
Shinko Plantech Co., Ltd.(a)	82,200	703,514
Union Drilling, Inc.(b)	6,900	38,364

Total		8,631,814
Oil, Gas & Consumable Fuels 6.6%
Apache Corp.	50,180	5,040,079
Berry Petroleum Co., Class A(a)	5,600	263,928
BP PLC	95,931	709,745
Chevron Corp.(d)	94,094	10,090,641
China Coal Energy Co., Ltd., Class H	463,000	519,323
China Shenhua Energy Co., Ltd., Class H	197,500	835,386
Cloud Peak Energy, Inc.(b)	27,900	444,447
CNOOC Ltd.	216,000	442,146
ConocoPhillips	38,851	2,953,064

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (cont.)
Oil, Gas & Consumable Fuels (cont.)
CONSOL Energy, Inc.	17,900	$610,390
CVR Energy, Inc.(b)	10,500	280,875
Delek U.S. Holdings, Inc.	1,500	23,265
Energen Corp.	8,200	403,030
Exxon Mobil Corp.	55,711	4,831,815
Gazprom OAO, ADR	142,150	1,734,230
HollyFrontier Corp.	6,900	221,835
Japan Petroleum Exploration Co.(a)	19,100	895,722
Lukoil OAO, ADR	16,839	1,013,708
Marathon Oil Corp.	148,000	4,691,600
Noble Energy, Inc.	400	39,112
NovaTek OAO, GDR(c)	6,392	866,116
OGX Petroleo e Gas Participacoes SA(b)	72,287	598,745
Peabody Energy Corp.	36,600	1,059,936
PetroChina Co., Ltd., Class H	986,000	1,388,429
PT Indo Tambangraya Megah Tbk	90,500	431,013
PTT PCL, Foreign Registered Shares	103,800	1,191,031
QEP Resources, Inc.(a)	29,700	905,850
Rosneft Oil Co., GDR	67,832	480,251
Royal Dutch Shell PLC, Class B	79,565	2,799,178
S-Oil Corp.	6	595
SK Innovation Co., Ltd.	3,580	525,411
Stone Energy Corp.(b)	19,275	551,072
Tesoro Corp.(b)	107,441	2,883,716
Total SA	38,396	1,958,222
VAALCO Energy, Inc.(b)	62,300	588,735
Valero Energy Corp.(d)	243,300	6,269,841
W&T Offshore, Inc.	24,400	514,352
Western Refining, Inc.	22,700	427,214
World Fuel Services Corp.(a)	11,739	481,299
Yanzhou Coal Mining Co., Ltd., Class H	210,000	455,626
YPF SA, ADR	9,010	255,974

Total		60,676,947
TOTAL ENERGY		69,308,761

FINANCIALS 12.5%
Capital Markets 1.0%
American Capital Ltd.(b)	31,600	273,972
Ares Capital Corp.	2,300	37,605
Arlington Asset Investment Corp., Class A(a)	12,300	273,060
CETIP SA — Mercados Organizados	17,810	294,646
Credit Suisse Group AG(b)	18,451	525,916

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Capital Markets (cont.)
Franklin Resources, Inc.	39,593	$4,910,720
GAMCO Investors, Inc., Class A	5,500	272,855
Gladstone Investment Corp.(a)	43,300	327,781
ICAP PLC	87,861	552,017
Intermediate Capital Group PLC	167,619	776,169
Kohlberg Capital Corp.	3,700	25,567
T Rowe Price Group, Inc.(a)	13,000	848,900

Total		9,119,208
Commercial Banks 3.0%
Australia & New Zealand Banking Group Ltd.(a)	71,918	1,734,967
Banco Bradesco SA, ADR	58,258	1,019,515
Banco Latinoamericano de Comercio Exterior SA, Class E	19,900	420,089
Banco Santander Chile, ADR	7,745	666,767
Banco Santander SA	145,550	1,120,072
Bangkok Bank PCL, Foreign Registered Shares	160,800	965,368
Banner Corp.	5,700	125,571
BNP Paribas SA	24,512	1,163,005
Century Bancorp, Inc., Class A	700	19,110
China Construction Bank Corp., Class H	550,190	424,647
Chinatrust Financial Holding Co., Ltd.	468,000	295,366
CVB Financial Corp.(a)	50,400	591,696
DBS Group Holdings Ltd.	77,000	870,058
Enterprise Financial Services Corp.	27,600	324,024
First Interstate Bancsystem, Inc.	10,100	147,662
First Merchants Corp.(a)	8,200	101,188
HDFC Bank Ltd., ADR	26,417	900,820
Home Bancshares, Inc.(a)	1,800	47,898
HSBC Holdings PLC	216,914	1,924,902
ICICI Bank Ltd., ADR	10,762	375,271
Industrial & Commercial Bank of China, Class H	2,187,020	1,410,808
Itaú Unibanco Holding SA, ADR	81,420	1,562,450
Kasikornbank PCL, Foreign Registered Shares	243,240	1,214,458
KeyCorp	106,700	906,950
MainSource Financial Group, Inc.(a)	40,588	489,085
Metropolitan Bank & Trust	502,348	1,024,263
Oriental Financial Group, Inc.	17,100	206,910
PT Bank Rakyat Indonesia Persero Tbk	428,500	326,565

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks (cont.)
PT Bank Tabungan Pensiunan Nasional Tbk (b)	512,500	$201,770
Regions Financial Corp.	58,800	387,492
Republic Bancorp, Inc., Class A(a)	19,700	471,224
RHB Capital Bhd	104,900	263,975
Sberbank of Russia	112,000	361,760
Security Bank Corp.	44,900	149,827
Shinhan Financial Group Co., Ltd.	11,740	454,813
Sumitomo Mitsui Financial Group, Inc.(a)	46,200	1,529,115
Svenska Handelsbanken AB, Class A	23,493	748,915
Turkiye Garanti Bankasi AS	234,272	927,992
U.S. Bancorp	12,500	396,000
Virginia Commerce Bancorp, Inc.(b)	33,500	294,130
Wells Fargo & Co.	39,133	1,336,001

Total		27,902,499
Consumer Finance 1.0%
DFC Global Corp.(b)	3,100	58,497
Discover Financial Services(d)	217,564	7,253,584
Nelnet, Inc., Class A	20,600	533,746
SLM Corp.	45,100	710,776
World Acceptance Corp.(b)	5,300	324,625

Total		8,881,228
Diversified Financial Services 2.4%
AMMB Holdings Bhd	149,400	308,325
Citigroup, Inc.	148,555	5,429,685
FirstRand Ltd.	58,400	180,430
Fubon Financial Holding Co., Ltd.	465,911	525,876
IntercontinentalExchange, Inc.(b)	16,268	2,235,548
JPMorgan Chase & Co.	232,258	10,679,223
Moody’s Corp.(a)	59,200	2,492,320

Total		21,851,407
Insurance 2.6%
Aflac, Inc.	72,240	3,322,318
Allianz SE, Registered Shares	6,235	743,998
American Equity Investment Life Holding Co.	45,300	578,481
CNO Financial Group, Inc.(a)(b)	33,749	262,567
Crawford & Co., Class B(a)	5,400	26,460
FBL Financial Group, Inc., Class A	1,100	37,070
Hartford Financial Services Group, Inc.	30,800	649,264

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Insurance (cont.)
Horace Mann Educators Corp.	26,400	$465,168
Lancashire Holdings Ltd.	40,164	504,302
Legal & General Group PLC	419,824	877,662
Lincoln National Corp.(d)	100,596	2,651,711
MetLife, Inc.	86,000	3,212,100
National Financial Partners Corp.(a)(b)	28,400	429,976
Principal Financial Group, Inc.	21,050	621,185
Protective Life Corp.	35,314	1,046,001
Prudential Financial, Inc.	73,900	4,684,521
Reinsurance Group of America, Inc.	6,500	386,555
Sampo OYJ, Class A	37,744	1,090,850
Symetra Financial Corp.	55,900	644,527
Torchmark Corp.	6,400	319,040
Zurich Financial Services AG(b)	5,147	1,383,253

Total		23,937,009
Real Estate Investment Trusts (REITs) 2.1%
American Campus Communities, Inc.	14,900	666,328
American Capital Agency Corp.	36,200	1,069,348
Annaly Capital Management, Inc.(a)	3,200	50,624
ARMOUR Residential REIT, Inc.(a)	64,800	437,400
BGP Holdings PLC(e)(f)	581,000	1
Capstead Mortgage Corp.(a)	5,918	77,585
CBL & Associates Properties, Inc.(a)	35,600	673,552
Coresite Realty Corp.(a)	12,900	304,311
CreXus Investment Corp.	18,000	186,120
CubeSmart(a)	20,300	241,570
Digital Realty Trust, Inc.(a)	15,700	1,161,329
DuPont Fabros Technology, Inc.(a)	9,600	234,720
Equity Lifestyle Properties, Inc.	4,600	320,804
Equity Residential	22,200	1,390,164
Extra Space Storage, Inc.(a)	23,800	685,202
First Industrial Realty Trust, Inc.(b)	44,500	549,575
Home Properties, Inc.	10,300	628,403
Hospitality Properties Trust	40,100	1,061,447
Mid-America Apartment Communities, Inc.	2,400	160,872
Mission West Properties, Inc.(a)	30,200	297,772
Monmouth Real Estate Investment Corp.	22,900	223,046
PennyMac Mortgage Investment Trust	20,400	380,868
Post Properties, Inc.	4,400	206,184

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Real Estate Investment Trusts (REITs) (cont.)
Rayonier, Inc.	20,250	$892,822
Resource Capital Corp.	2,900	15,631
Simon Property Group, Inc.	43,276	6,304,448
Taubman Centers, Inc.	15,000	1,094,250
Two Harbors Investment Corp.	43,500	441,090
Ventas, Inc.	1,300	74,230
Winthrop Realty Trust	1,500	17,385

Total		19,847,081
Real Estate Management & Development 0.4%
BR Malls Participacoes SA	53,540	692,182
China Vanke Co., Ltd., Class B	301,776	359,565
Forest City Enterprises, Inc., Class A(b)	4,600	72,036
Hongkong Land Holdings Ltd.	139,000	808,926
Huaku Development Co., Ltd.	371,915	944,577
LPN Development PCL, Foreign Registered Shares	329,800	165,889
LPN Development PCL, NVDR	230,577	115,980
Sobha Developers Ltd.	25,990	169,786
Swire Pacific Ltd., Class A	46,500	521,198
Swire Properties Ltd.	32,650	81,146

Total		3,931,285
Thrifts & Mortgage Finance —%
BofI Holding, Inc.(b)	8,480	144,838
Walker & Dunlop, Inc.(a)(b)	4,900	61,740

Total		206,578
TOTAL FINANCIALS		115,676,295

HEALTH CARE 7.3%
Biotechnology 0.9%
Amgen, Inc.	93,200	6,336,668
Momenta Pharmaceuticals, Inc.(b)	33,900	519,348
PDL BioPharma, Inc.(a)	56,000	355,600
Progenics Pharmaceuticals, Inc.(a)(b)	52,500	519,750
Seegene, Inc.(b)	3,740	231,918
Spectrum Pharmaceuticals, Inc.(a)(b)	18,300	231,129
Trius Therapeutics, Inc.(b)	2,400	12,840

Total		8,207,253
Health Care Equipment & Supplies 0.5%
Analogic Corp.	6,500	439,010
Boston Scientific Corp.(b)	189,500	1,133,210
CONMED Corp.	11,600	346,492
Hartalega Holdings Bhd	47,700	124,213

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (cont.)
Health Care Equipment & Supplies (cont.)
Hill-Rom Holdings, Inc.	25,300	$845,273
Masimo Corp.(a)(b)	6,600	154,308
Orthofix International NV (a)(b)	9,600	360,768
Zimmer Holdings, Inc.	19,300	1,240,604

Total		4,643,878
Health Care Providers & Services 1.4%
Aetna, Inc.	33,600	1,685,376
AmerisourceBergen Corp.	75,600	2,999,808
Centene Corp.(b)	7,400	362,378
CIGNA Corp.	13,400	659,950
Fleury SA	22,720	300,452
Humana, Inc.	14,800	1,368,704
Life Healthcare Group Holdings Ltd.	122,147	398,080
Magellan Health Services, Inc.(b)	1,678	81,903
Miraca Holdings, Inc.	25,700	1,006,457
Molina Healthcare, Inc.(a)(b)	18,300	615,429
National Research Corp.	2,291	98,376
Odontoprev SA	17,507	294,429
Skilled Healthcare Group, Inc., Class A(a)(b)	5,000	$38,300
Sun Healthcare Group, Inc.(b)	54,000	369,360
Triple-S Management Corp., Class B(a)(b)	10,500	242,550
UnitedHealth Group, Inc.	38,590	2,274,495
WellCare Health Plans, Inc.(b)	10,700	769,116

Total		13,565,163
Life Sciences Tools & Services 0.2%
Cambrex Corp.(a)(b)	39,900	278,901
Charles River Laboratories International, Inc.(b)	24,500	884,205
Medtox Scientific, Inc.(a)(b)	1,500	25,290
PAREXEL International Corp.(a)(b)	25,100	676,947

Total		1,865,343
Pharmaceuticals 4.3%
Abbott Laboratories	106,800	6,545,772
AstraZeneca PLC, ADR(a)	25,520	1,135,385
Bristol-Myers Squibb Co.	60,498	2,041,807
Eli Lilly & Co.	20,115	810,031
Forest Laboratories, Inc.(b)	34,900	1,210,681
GlaxoSmithKline PLC	47,345	1,057,547
Hi-Tech Pharmacal Co., Inc.(a)(b)	1,400	50,302
Jazz Pharmaceuticals PLC(b)	4,800	232,656
Medicines Co. (The)(b)	15,900	319,113
Medicis Pharmaceutical Corp., Class A	7,800	293,202

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (cont.)
Pharmaceuticals (cont.)
Merck & Co., Inc.	195,077	$7,490,957
Novartis AG, Registered Shares	22,619	1,251,850
Obagi Medical Products, Inc.(a)(b)	10,800	144,720
Pfizer, Inc.	435,587	9,870,401
Pozen, Inc.(b)	9,700	58,200
Questcor Pharmaceuticals, Inc.(a)(b)	2,968	111,656
Roche Holding AG, Genusschein Shares	10,573	1,840,056
Sanofi	21,196	1,646,110
Santen Pharmaceutical Co., Ltd.	17,507	748,617
Teva Pharmaceutical Industries Ltd., ADR	24,206	1,090,722
Viropharma, Inc.(a)(b)	17,456	524,902
Warner Chilcott PLC, Class A(b)	58,900	990,109

Total		39,464,796
TOTAL HEALTH CARE		67,746,433

INDUSTRIALS 8.3%
Aerospace & Defense 2.1%
BAE Systems PLC	194,922	935,022
Exelis, Inc.	80,600	1,009,112
General Dynamics Corp.	49,900	3,661,662
L-3 Communications Holdings, Inc.	15,300	1,082,781
Lockheed Martin Corp.(a)	62,326	5,600,614
MTU Aero Engines Holding AG	11,191	901,347
National Presto Industries, Inc.(a)	2,453	186,085
Northrop Grumman Corp.	7,898	482,410
Raytheon Co.	22,336	1,178,894
Saab AB, Class B	41,028	765,887
United Technologies Corp.	48,418	4,015,789

Total		19,819,603
Air Freight & Logistics 0.3%
Forward Air Corp.	3,000	110,010
United Parcel Service, Inc., Class B	37,144	2,998,264

Total		3,108,274
Airlines 0.1%
Alaska Air Group, Inc.(b)	16,822	602,564
Copa Holdings SA, Class A	4,341	343,807
U.S. Airways Group, Inc.(b)	1,100	8,349
United Continental Holdings, Inc.(a)(b)	9,300	199,950

Total		1,154,670

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (cont.)
Building Products —%
AAON, Inc.(a)	15,949	$322,010
Commercial Services & Supplies 1.0%
Aeon Delight Co., Ltd.(a)	37,700	795,023
Consolidated Graphics, Inc.(b)	7,600	343,900
Courier Corp.	14,700	170,520
Deluxe Corp.(a)	22,800	533,976
Intersections, Inc.	19,900	254,322
Iron Mountain, Inc.	29,800	858,240
Multiplus SA	12,366	256,066
Pitney Bowes, Inc.(a)	129,113	2,269,807
Quad/Graphics, Inc.(a)	5,200	72,280
Rollins, Inc.(a)	25,500	542,640
RR Donnelley & Sons Co.(a)	164,000	2,031,960
Sykes Enterprises, Inc.(a)(b)	27,700	437,660
United Stationers, Inc.	10,500	325,815

Total		8,892,209
Construction & Engineering 0.4%
Chicago Bridge & Iron Co. NV	7,800	336,882
China Communications Construction Co., Ltd., Class H	1,803,560	1,817,072
CTCI Corp.	665,000	1,102,550
Dycom Industries, Inc.(b)	5,200	121,472
Larsen & Toubro Ltd.	7,990	205,322
Primoris Services Corp.	20,600	330,836

Total		3,914,134
Electrical Equipment 0.2%
Acuity Brands, Inc.	8,100	508,923
Generac Holdings, Inc.(b)	19,600	481,180
LS Corp.	5,665	400,631
Mitsubishi Electric Corp.	78,000	696,508
Vicor Corp.	200	1,600

Total		2,088,842
Industrial Conglomerates 1.4%
Alfa SAB de CV, Class A	39,167	563,880
DCC PLC	27,987	692,962
General Electric Co.	100,753	2,022,113
LG Corp.	4,846	278,564
Raven Industries, Inc.(a)	7,800	475,878
Seaboard Corp.(b)	24	46,824
Siemens AG, Registered Shares	10,755	1,084,258
SM Investments Corp.	25,140	387,260
Tyco International Ltd.	123,199	6,921,320

Total		12,473,059
Machinery 1.2%
Airtac International Group	19,000	99,379

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (cont.)
Machinery (cont.)
Andritz AG(a)	8,331	$815,329
Ashok Leyland Ltd.	441,332	263,254
CLARCOR, Inc.	3,100	152,179
Cummins India Ltd.	28,218	274,381
Dover Corp.	13,300	837,102
Eaton Corp.	3,300	164,439
Gardner Denver, Inc.(a)	13,100	825,562
Hiwin Technologies Corp.	13,000	147,019
Illinois Tool Works, Inc.	39,500	2,256,240
JNK Heaters Co., Ltd.	14,252	204,934
Navistar International Corp.(b)	6,100	246,745
Nordson Corp.(a)	21,100	1,150,161
Parker Hannifin Corp.	29,600	2,502,680
Sany Heavy Equipment International Holdings Co., Ltd.	402,000	303,958
Sauer-Danfoss, Inc.	10,400	488,800
Sun Hydraulics Corp.(a)	18,200	476,112

Total		11,208,274
Professional Services 0.8%
Corporate Executive Board Co. (The)	14,000	602,140
Dun & Bradstreet Corp. (The)	57,100	4,838,083
Insperity, Inc.	6,100	186,904
RPX Corp.(b)	15,500	262,880
Verisk Analytics, Inc., Class A(b)	25,300	1,188,341

Total		7,078,348
Road & Rail 0.2%
Dollar Thrifty Automotive Group, Inc. (b)	1,200	97,092
Globaltrans Investment PLC, GDR(c)	25,557	437,024
Knight Transportation, Inc.	30,300	535,098
Localiza Rent a Car SA	15,444	284,269
Swift Transportation Co.(b)	7,700	88,858
Werner Enterprises, Inc.	20,000	497,200

Total		1,939,541
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	14,800	608,724
Barloworld Ltd.	45,142	588,358
ITOCHU Corp.	80,800	885,312
Kloeckner & Co. SE	28,263	409,361
Mills Estruturas e Servicos de Engenharia SA	30,970	393,604
Mitsui & Co., Ltd.	45,300	747,644
PT AKR Corporindo Tbk	1,106,000	520,628
United Rentals, Inc.(a)(b)	10,262	440,137

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (cont.)
Trading Companies & Distributors (cont.)
WW Grainger, Inc.	700	$150,367

Total		4,744,135
Transportation Infrastructure 0.1%
China Merchants Holdings International Co., Ltd.	125,500	420,323
TOTAL INDUSTRIALS		77,163,422

INFORMATION TECHNOLOGY 11.8%
Communications Equipment 1.5%
AAC Technologies Holdings, Inc.	86,000	234,237
ADTRAN, Inc.(a)	13,400	417,946
Bel Fuse, Inc., Class B	1,900	33,573
Cisco Systems, Inc.	391,000	8,269,650
Comtech Telecommunications Corp.(a)	4,000	130,320
HTC Corp.	14,000	285,876
Plantronics, Inc.	14,971	602,732
QUALCOMM, Inc.	47,100	3,203,742
Telefonaktiebolaget LM Ericsson, Class B	80,748	836,675

Total		14,014,751
Computers & Peripherals 2.7%
Apple, Inc.(b)	34,545	20,708,691
Catcher Technology Co., Ltd.	85,000	602,539
Rimage Corp.	4,100	41,041
Simplo Technology Co., Ltd.	51,000	386,475
STEC, Inc.(a)(b)	33,500	316,240
Synaptics, Inc.(b)	15,100	551,301
Western Digital Corp.(b)	29,700	1,229,283
Xyratex Ltd.(a)	31,300	497,983

Total		24,333,553
Electronic Equipment, Instruments & Components 0.8%
Anixter International, Inc.(b)	1,700	123,301
AU Optronics Corp.	950,000	437,281
China High Precision Automation Group Ltd.(a)(e)(f)	112,050	25,698
Dolby Laboratories, Inc., Class A(b)	25,400	966,724
Electro Rent Corp.	2,400	44,184
Foxconn International Holdings Ltd.(b)	253,000	180,186
FUJIFILM Holdings Corp.	25,400	601,243
Hitachi Ltd.	165,093	1,068,140
Hon Hai Precision Industry Co., Ltd.	237,000	922,680
Ingram Micro, Inc., Class A(b)	6,500	120,640

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Electronic Equipment, Instruments & Components (cont.)
Insight Enterprises, Inc.(b)	4,700	$103,071
Kemet Corp.(a)(b)	4,900	45,864
LG Display Co., Ltd.(b)	11,530	270,388
Plexus Corp.(b)	15,000	524,850
SFA Engineering Corp.	6,880	324,979
Tech Data Corp.(a)(b)	18,400	998,384
Tong Hsing Electronic Industries Ltd.	78,000	275,876
Vishay Intertechnology, Inc.(a)(b)	728	8,853
Zygo Corp.(b)	7,000	136,990

Total		7,179,332
Internet Software & Services 0.3%
Ancestry.com, Inc.(a)(b)	23,100	525,294
Baidu, Inc., ADR(b)	1,058	154,225
Dena Co., Ltd.(a)	22,269	616,819
Dice Holdings, Inc.(a)(b)	44,500	415,185
Digital River, Inc.(a)(b)	8,200	153,422
IntraLinks Holdings, Inc.(b)	30,800	162,932
j2 Global, Inc.(a)	1,200	34,416
SINA Corp.(b)	8,999	584,935

Total		2,647,228
IT Services 1.2%
International Business Machines Corp.	1,204	251,215
Jack Henry & Associates, Inc.(a)	1,700	58,004
Mastercard, Inc., Class A	15,408	6,479,680
MAXIMUS, Inc.	9,700	394,499
Total System Services, Inc.	16,000	369,120
Unisys Corp.(b)	1,500	29,580
Visa, Inc., Class A	22,100	2,607,800
Western Union Co. (The)	59,900	1,054,240

Total		11,244,138
Office Electronics 0.1%
Canon, Inc.	20,400	975,856
Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	48,300	1,923,306
Applied Materials, Inc.	40,400	502,576
Asia Pacific Systems, Inc.(b)	11,900	137,385
Broadcom Corp., Class A(b)	135,100	5,309,430
Cohu, Inc.	7,500	85,275
Entegris, Inc.(b)	19,600	183,064
Epistar Corp.	75,000	191,849
Hynix Semiconductor, Inc.(b)	4,330	111,974
Iljin Display Co., Ltd.	20,400	218,625
Intersil Corp., Class A	13,800	154,560
IXYS Corp.(a)(b)	13,000	171,600

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Semiconductors & Semiconductor Equipment (cont.)
Kulicke & Soffa Industries, Inc.(b)	30,500	$379,115
Lam Research Corp.(a)(b)	6,600	294,492
MediaTek, Inc.	55,000	528,294
Micrel, Inc.(a)	34,000	348,840
NVIDIA Corp.(b)	77,200	1,188,108
Samsung Electronics Co., Ltd.	2,882	3,251,054
Spreadtrum Communications, Inc., ADR(a)	35,691	588,901
STR Holdings, Inc.(a)(b)	30,900	149,556
Taiwan Semiconductor Manufacturing Co., Ltd.	335,530	964,641
Ultra Clean Holdings(b)	4,000	30,160
United Microelectronics Corp.	682,000	332,194
Veeco Instruments, Inc.(a)(b)	16,700	477,620

Total		17,522,619
Software 3.3%
ANSYS, Inc.(b)	4,200	273,084
AutoNavi Holdings Ltd., ADR(b)	13,837	173,654
BMC Software, Inc.(b)	29,800	1,196,768
CA, Inc.(a)	44,500	1,226,420
CommVault Systems, Inc.(b)	12,400	615,536
Fair Isaac Corp.(a)	15,600	684,840
Fortinet, Inc.(b)	34,900	964,985
Intuit, Inc.	5,700	342,741
Manhattan Associates, Inc.(b)	12,100	575,113
Microsoft Corp.	359,889	11,606,420
NCSoft Corp.	2,007	532,453
NetQin Mobile, Inc., ADR(a)(b)	25,782	274,320
Nintendo Co., Ltd.	3,200	486,032
Oracle Corp.	191,700	5,589,972
Quest Software, Inc.(b)	26,500	616,655
Red Hat, Inc.(b)	14,800	886,372
SolarWinds, Inc.(b)	17,500	676,375
TeleNav, Inc.(b)	39,300	275,886
VMware, Inc., Class A(b)	33,504	3,764,845

Total		30,762,471
TOTAL INFORMATION TECHNOLOGY		108,679,948

MATERIALS 4.2%
Chemicals 1.9%
Asian Paints Ltd.	6,898	438,907
BASF SE	22,191	1,941,210
Capro Corp.	27,160	592,015
CF Industries Holdings, Inc.	35,800	6,538,870
Cheil Industries, Inc.	3,525	298,812
Clariant AG, Registered Shares(b)	29,004	400,343
Eastman Chemical Co.	52,902	2,734,504

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (cont.)
Chemicals (cont.)
Formosa Chemicals & Fibre Corp.	156,000	$457,027
Georgia Gulf Corp.(b)	300	10,464
Hitachi Chemical Co., Ltd.(a)	36,500	662,309
Huchems Fine Chemical Corp.	22,520	424,407
Innospec, Inc.(b)	16,300	495,194
LG Chem Ltd.	2,850	933,058
NewMarket Corp.(a)	3,017	565,386
PPG Industries, Inc.	8,700	833,460
Rockwood Holdings, Inc.(b)	500	26,075
TPC Group, Inc.(b)	800	35,368
Tredegar Corp.(a)	11,000	215,490
TSRC Corp.	137,800	353,128

Total		17,956,027
Construction Materials 0.2%
China National Building Material Co., Ltd., Class H(a)	268,000	338,270
PT Indocement Tunggal Prakarsa Tbk	203,750	411,382
Siam Cement PCL, NVDR	50,000	574,771

Total		1,324,423
Containers & Packaging —%
Myers Industries, Inc.(a)	2,500	36,875
Metals & Mining 1.6%
Aurubis AG	15,887	838,746
BHP Billiton Ltd.	42,900	1,546,530
Centerra Gold, Inc.	33,212	516,435
Cliffs Natural Resources, Inc.	15,171	1,050,744
Coeur d’Alene Mines Corp.(b)	5,600	132,944
First Quantum Minerals Ltd.	26,902	512,984
Freeport-McMoRan Copper & Gold, Inc.	166,437	6,331,264
Gold Fields Ltd., ADR	25,025	347,848
Grupo Mexico SAB de CV, Class B(a)	146,333	462,087
Hecla Mining Co.	63,300	292,446
Iluka Resources Ltd.	29,742	551,532
Newmont Mining Corp.	6,823	349,815
Novolipetsk Steel OJSC, GDR(c)	10,156	211,042
Vale SA	43,712	1,020,573
Yamana Gold, Inc.	27,220	425,176
Zijin Mining Group Co., Ltd., Class H(a)	910,000	361,841

Total		14,952,007

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (cont.)
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	14,700	$499,359
Domtar Corp.	10,600	1,011,028
International Paper Co.(d)	38,800	1,361,880
PH Glatfelter Co.	18,800	296,664
Schweitzer-Mauduit International, Inc.	7,700	531,762
Svenska Cellulosa AB, Class B(a)	35,610	616,842

Total		4,317,535
TOTAL MATERIALS		38,586,867

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	11,088	346,278
China Unicom Hong Kong Ltd.	208,000	350,016
Fairpoint Communications, Inc.(a)(b)	3,700	13,912
Neutral Tandem, Inc.(b)	2,400	29,256
Telefonica Brasil SA, ADR	39,454	1,208,476
Telenor ASA	59,539	1,104,055
Verizon Communications, Inc.	200,985	7,683,657

Total		10,735,650
Wireless Telecommunication Services 0.7%
ENTEL Chile SA	20,972	423,827
Far EasTone Telecommunications Co., Ltd.	327,000	672,101
Freenet AG	78,705	1,273,272
MTN Group Ltd.	44,457	782,503
NTT DoCoMo, Inc.(a)	401	666,903
SoftBank Corp.	35,700	1,062,831
Telephone & Data Systems, Inc.(a)	16,451	380,840
U.S.A. Mobility, Inc.	28,012	390,207
United States Cellular Corp.(a)(b)	5,100	208,743
Vodafone Group PLC	314,872	867,265

Total		6,728,492
TOTAL TELECOMMUNICATION SERVICES		17,464,142

UTILITIES 2.9%
Electric Utilities 1.3%
E.ON AG	45,429	1,088,172
El Paso Electric Co.	17,200	558,828
Enel SpA	133,394	482,485
Entergy Corp.	17,600	1,182,720
Exelon Corp.	131,265	5,146,901
Fortum OYJ	40,590	985,254
OGE Energy Corp.	17,700	946,950
PNM Resources, Inc.	26,100	477,630

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (cont.)
Electric Utilities (cont.)
Portland General Electric Co.	23,000	$574,540

Total		11,443,480
Gas Utilities 0.3%
Chesapeake Utilities Corp.(a)	7,400	304,288
ENN Energy Holdings Ltd.	112,530	390,098
Laclede Group, Inc. (The)(a)	4,800	187,296
ONEOK, Inc.	13,300	1,086,078
PT Perusahaan Gas Negara Persero Tbk	1,766,250	735,951
Southwest Gas Corp.	1,100	47,014
Towngas China Co., Ltd.	334,000	242,233

Total		2,992,958
Independent Power Producers & Energy Traders 0.6%
AES Corp. (The)(b)	424,757	5,551,574
E.ON Russia JSC(b)	2,496,000	224,640
NRG Energy, Inc.(b)	5,400	84,618

Total		5,860,832
Multi-Utilities 0.7%
AGL Energy Ltd.(a)	59,142	903,984
CenterPoint Energy, Inc.	56,500	1,114,180
Centrica PLC	166,274	841,483
DTE Energy Co.	13,800	759,414
Public Service Enterprise Group, Inc.	85,455	2,615,777

Total		6,234,838
TOTAL UTILITIES		26,532,108
Total Common Stocks (Cost: $570,082,059)		$654,005,788

Preferred Stocks 0.4%

CONSUMER STAPLES 0.1%
Household Products 0.1%
Henkel AG & Co. KGaA	19,479	$1,427,294
TOTAL CONSUMER STAPLES		1,427,294

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA	124,690	1,588,125
TOTAL ENERGY		1,588,125

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Shares	Value

Preferred Stocks (continued)

MATERIALS 0.1%
Metals & Mining 0.1%
Gerdau SA	49,430	$472,786
TOTAL MATERIALS		472,786
Total Preferred Stocks (Cost: $3,320,992)		$3,488,205

Convertible Preferred Stocks 0.6%

CONSUMER DISCRETIONARY —%
Automobiles —%
General Motors Co., 4.750%	10,000	$418,125
TOTAL CONSUMER DISCRETIONARY		418,125
CONSUMER STAPLES —%
Food Products —%
2009 Dole Food Automatic Common Exchange Security Trust, 7.000%(c)	15,000	146,953
Bunge Ltd., 4.875%	2,800	281,980

Total		428,933
TOTAL CONSUMER STAPLES		428,933

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000%	3,500	194,250
Chesapeake Energy Corp., 5.000%	4,400	360,800
Chesapeake Energy Corp., 5.750%(c)	250	254,375
Energy XXI Bermuda Ltd., 5.625%	380	144,501
Whiting Petroleum Corp., 6.250%	530	134,477

Total		1,088,403
TOTAL ENERGY		1,088,403

FINANCIALS 0.3%
Capital Markets —%
UBS AG, 6.750%	3,560	90,224
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	2,650	375,638
Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%	2,800	119,525
Bank of America Corp., 7.250%	520	508,950

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

FINANCIALS (cont.)
Diversified Financial Services (cont.)
Citigroup, Inc., 7.500%	5,300	$547,172

Total		1,175,647
Insurance —%
MetLife, Inc., 5.000%	3,800	268,166
Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 7.000%	11,000	292,380
Health Care REIT, Inc., 6.500%	7,600	397,575

Total		689,955
TOTAL FINANCIALS		2,599,630

INDUSTRIALS 0.1%
Professional Services 0.1%
Nielsen Holdings NV, 6.250%	4,400	255,706
Road & Rail —%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%(c)	20,000	216,560
TOTAL INDUSTRIALS		472,266

INFORMATION TECHNOLOGY —%
IT Services —%
Unisys Corp., 6.250%(a)	2,300	140,875
TOTAL INFORMATION TECHNOLOGY		140,875

UTILITIES 0.1%
Electric Utilities 0.1%
PPL Corp., 8.750%	4,820	258,159
PPL Corp., 9.500%	5,000	269,950

Total		528,109
TOTAL UTILITIES		528,109
Total Convertible Preferred Stocks (Cost: $5,869,348)		$5,676,341

	Shares	Value

Exchange-Traded Funds 0.1%
iShares MSCI EAFE Index Fund	16,668	$915,073
Total Exchange-Traded Funds (Cost: $910,541)		$915,073

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	19

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) 9.9%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured(a)(c)
04/01/18	11.000%	$486,000	$505,440
BE Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	173,000	173,865
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	247,000	261,820
03/15/21	7.125%	245,000	262,456
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	612,000	662,490
TransDigm, Inc.
12/15/18	7.750%	56,000	60,620

Total			1,926,691
Automotive 0.2%
Allison Transmission, Inc.(c)
05/15/19	7.125%	182,000	189,280
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	375,000	378,750
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	55,000	58,300
02/15/21	6.750%	156,000	166,140
Delphi Corp.(a)(c)
05/15/19	5.875%	145,000	153,700
Delphi Corp.(c)
05/15/21	6.125%	50,000	53,125
Lear Corp.
03/15/20	8.125%	320,000	355,200
Schaeffler Finance BV Senior Secured(c)
02/15/19	8.500%	88,000	93,940
Visteon Corp.
04/15/19	6.750%	247,000	250,705

Total			1,699,140
Banking 0.2%
Banco Cruzeiro do Sul SA Senior Unsecured(c)
01/20/16	8.250%	200,000	173,882
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	400,000	400,617
Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	350,000	350,551

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Banking (cont.)
Goldman Sachs Group Inc. (The) Senior Unsecured
01/24/22	5.750%	$350,000	$360,059
JPMorgan Chase & Co. Senior Unsecured
08/15/21	4.350%	400,000	408,694
Lloyds Banking Group PLC(c)(h)
11/29/49	6.267%	206,000	138,020
Morgan Stanley Senior Unsecured
07/28/21	5.500%	300,000	293,185

Total			2,125,008
Brokerage 0.1%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	560,000	651,700
Neuberger Berman Group LLC/Finance Corp.(c) Senior Notes
03/15/20	5.625%	82,000	82,410
03/15/22	5.875%	123,000	123,923

Total			858,033
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(c)
05/01/21	6.750%	249,000	264,251
Interface, Inc.
12/01/18	7.625%	56,000	60,620
Nortek, Inc.
12/01/18	10.000%	29,000	30,740
04/15/21	8.500%	167,000	165,330

Total			520,941
Chemicals 0.4%
CF Industries, Inc.
05/01/20	7.125%	236,000	281,430
Celanese U.S. Holdings LLC
06/15/21	5.875%	134,000	141,370
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	320,000	331,200
Hexion US Finance Corp. Senior Unsecured(c)
04/15/20	6.625%	342,000	347,985
Ineos Finance PLC(c) Senior Secured
05/15/15	9.000%	351,000	372,060
02/15/19	8.375%	179,000	189,292

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Chemicals (cont.)
JM Huber Corp. Senior Unsecured(c)
11/01/19	9.875%	$110,000	$114,675
Koppers, Inc.
12/01/19	7.875%	18,000	19,215
LyondellBasell Industries NV(c)
11/15/21	6.000%	1,007,000	1,057,350
MacDermid, Inc.(c)
04/15/17	9.500%	125,000	129,844
Momentive Performance Materials, Inc.
06/15/14	12.500%	67,000	71,523
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	6,000	6,840
Polypore International, Inc.
11/15/17	7.500%	185,000	195,175

Total			3,257,959
Commercial Banks —%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	135,000	139,050
Construction Machinery 0.3%
CNH Capital LLC(c)
11/01/16	6.250%	684,000	733,590
Case New Holland, Inc.
12/01/17	7.875%	193,000	224,362
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	71,760
Manitowoc Co., Inc. (The)(a)
02/15/18	9.500%	235,000	262,025
Neff Rental LLC/Finance Corp. Secured(c)
05/15/16	9.625%	350,000	347,375
RSC Equipment Rental, Inc./Holdings III LLC Senior Unsecured
02/01/21	8.250%	105,000	111,825
Terex Corp.
04/01/20	6.500%	135,000	136,013
UR Financing Escrow Corp(c) Secured
07/15/18	5.750%	106,000	108,385
Senior Unsecured
05/15/20	7.375%	87,000	88,523
04/15/22	7.625%	219,000	225,022
United Rentals North America, Inc.
12/15/19	9.250%	218,000	240,345

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Construction Machinery (cont.)
United Rentals North America, Inc.(a)
09/15/20	8.375%	$259,000	$268,065

Total			2,817,290
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(c)
07/01/18	12.125%	216,000	221,400
West Corp.
10/01/18	8.625%	54,000	59,265

Total			280,665
Consumer Products —%
Central Garden and Pet Co.
03/01/18	8.250%	56,000	57,680
Spectrum Brands, Inc. Senior Notes(c)
03/15/20	6.750%	49,000	49,490

Total			107,170
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes(c)
03/15/18	8.125%	225,000	239,625
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	224,000	238,560
Tomkins LLC/Inc. Secured
10/01/18	9.000%	321,000	355,508
WireCo WorldGroup, Inc.
05/15/17	9.500%	208,000	214,760

Total			1,048,453
Electric 0.5%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	55,000	63,113
AES Corp. (The)(c)
Senior Unsecured
07/01/21	7.375%	825,000	911,625
Calpine Corp. Senior Secured(c)
02/15/21	7.500%	378,000	400,680
DPL, Inc. Senior Unsecured(c)
10/15/16	6.500%	63,000	67,725
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	550,000	633,773

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	21

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Electric (cont.)
Dominion Resources, Inc. Senior Unsecured
08/01/33	5.250%	$1,175,000	$1,307,005
GenOn Energy, Inc. Senior Unsecured(a)
10/15/18	9.500%	129,000	118,680
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	19,843	18,900
Nevada Power Co.
05/15/18	6.500%	710,000	869,074
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	250,000	244,360

Total			4,634,935
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	203,000	212,642
12/01/20	9.750%	77,000	72,573
Cinemark U.S.A., Inc(a)
06/15/21	7.375%	36,000	38,610
Speedway Motorsports, Inc.
02/01/19	6.750%	207,000	215,280
Time Warner, Inc.
03/29/41	6.250%	150,000	171,398
Vail Resorts, Inc.
05/01/19	6.500%	44,000	46,200

Total			756,703
Food and Beverage 0.1%
ARAMARK Holdings Corp. Senior Unsecured PIK(c)
05/01/16	8.625%	66,000	67,650
Cott Beverages, Inc.
09/01/18	8.125%	54,000	58,455
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	125,000	148,406
Heineken NV Senior Unsecured(c)(i)
04/01/22	3.400%	110,000	109,189
Kraft Foods, Inc. Senior Unsecured
02/09/40	6.500%	125,000	152,874
MHP SA(c)
04/29/15	10.250%	200,000	197,368

Total			733,942

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Gaming 0.2%
Caesars Entertainment Operating Co., Inc. Secured
04/15/18	12.750%	$218,000	$189,115
Senior Secured
06/01/17	11.250%	366,000	398,940
Caesars Operating Escrow LLC/Corp. Senior Secured(c)
02/15/20	8.500%	160,000	162,800
Chester Downs & Marina LLC Senior Secured(c)
02/01/20	9.250%	124,000	130,975
MGM Resorts International
03/01/18	11.375%	290,000	344,737
Senior Secured
03/15/20	9.000%	105,000	116,813
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	51,000	57,248
ROC Finance LLC/Corp. Secured(c)
09/01/18	12.125%	138,000	153,870
Seneca Gaming Corp.(c)
12/01/18	8.250%	179,000	183,027
Tunica-Biloxi Gaming Authority Senior Unsecured(c)
11/15/15	9.000%	81,000	78,975

Total			1,816,500
Gas Pipelines 1.1%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	782,000	898,760
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	21,000	23,625
09/15/20	6.500%	840,000	926,100
01/15/32	7.750%	7,000	7,971
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	200,000	198,012
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	341,000	358,050
Nisource Finance Corp.
09/15/20	5.450%	885,000	978,336
Northwest Pipeline GP Senior Unsecured
04/15/17	5.950%	1,375,000	1,592,376

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Gas Pipelines (cont.)
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	$332,000	$351,090
07/15/21	6.500%	251,000	266,060
Southern Natural Gas Co. Senior Unsecured(c)
04/01/17	5.900%	2,335,000	2,644,203
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	50,000	50,750
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	1,750,000	2,045,108

Total			10,340,441
Health Care 0.6%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	49,807	52,546
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	190,000	202,113
CHS/Community Health Systems, Inc.(a)(c)
11/15/19	8.000%	215,000	221,988
11/15/19	8.000%	64,000	66,240
ConvaTec Healthcare E SA Senior Unsecured(c)
12/15/18	10.500%	249,000	255,848
Emdeon, Inc.(c)
12/31/19	11.000%	116,000	131,080
Fresenius Medical Care U.S. Finance II, Inc.(c)
07/31/19	5.625%	36,000	37,080
01/31/22	5.875%	250,000	256,875
Fresenius Medical Care U.S. Finance, Inc.(c)
09/15/18	6.500%	30,000	32,700
HCA, Inc.
02/15/22	7.500%	579,000	616,635
Senior Secured
02/15/20	6.500%	106,000	111,300
02/15/20	7.875%	87,000	95,591
09/15/20	7.250%	363,000	395,216
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	225,000	235,125
Health Management Associates, Inc. Senior Unsecured(a)(c)
01/15/20	7.375%	144,000	146,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Health Care (cont.)
Healthsouth Corp.
02/15/20	8.125%	$235,000	$257,619
09/15/22	7.750%	13,000	14,040
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	148,000	143,930
Kinetic Concepts/KCI U.S.A., Inc.(c)
11/01/18	10.500%	268,000	278,385
11/01/19	12.500%	140,000	131,250
LifePoint Hospitals, Inc.
10/01/20	6.625%	159,000	168,540
Multiplan, Inc.(c)
09/01/18	9.875%	339,000	366,967
Omnicare, Inc.
06/01/20	7.750%	73,000	81,030
PSS World Medical, Inc.(c)
03/01/22	6.375%	30,000	30,825
Physio-Control International, Inc. Senior Secured(c)
01/15/19	9.875%	253,000	265,650
Radnet Management, Inc.
04/01/18	10.375%	43,000	42,785
Rural/Metro Corp. Senior Unsecured(c)
07/15/19	10.125%	111,000	103,230
STHI Holding Corp. Secured(c)
03/15/18	8.000%	140,000	148,400
USPl Finance Corp. Senior Unsecured(c)(i)
04/01/20	9.000%	109,000	112,270
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	553,000	564,060
02/01/19	7.750%	144,000	143,280

Total			5,709,478
Healthcare Insurance —%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	59,000	64,605
Home Construction —%
KB Home(a)
03/15/20	8.000%	75,000	74,250
Meritage Homes Corp. Senior Notes(c)(i)
04/01/22	7.000%	74,000	74,185
Shea Homes LP/Funding Corp. Senior Secured(c)
05/15/19	8.625%	126,000	131,040

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	23

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Home Construction (cont.)
Taylor Morrison Communities, Inc./Monarch Senior Notes(c)(i)
04/15/20	7.750%	$96,000	$96,000

Total			375,475
Independent Energy 0.7%
Antero Resources Finance Corp.
12/01/17	9.375%	231,000	250,058
Antero Resources Finance Corp.(c)
08/01/19	7.250%	36,000	37,080
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	323,000	339,957
Chaparral Energy, Inc.
10/01/20	9.875%	228,000	254,220
09/01/21	8.250%	208,000	221,520
Chesapeake Energy Corp.(a)
08/15/20	6.625%	732,000	742,980
Cimarex Energy Co.(i)
05/01/22	5.875%	131,000	132,638
Concho Resources, Inc.
10/01/17	8.625%	107,000	117,165
01/15/21	7.000%	53,000	56,843
01/15/22	6.500%	26,000	27,430
10/01/22	5.500%	281,000	276,785
Continental Resources, Inc.
10/01/20	7.375%	1,000	1,110
04/01/21	7.125%	318,000	352,185
Continental Resources, Inc.(c)
09/15/22	5.000%	285,000	285,712
Goodrich Petroleum Corp.
03/15/19	8.875%	101,000	97,970
Hilcorp Energy I LP/Finance Co. Senior Notes(c)
04/15/21	7.625%	272,000	293,760
Kodiak Oil & Gas Corp.(c)
12/01/19	8.125%	540,000	571,050
Laredo Petroleum, Inc.
02/15/19	9.500%	287,000	319,287
MEG Energy Corp.(c)
03/15/21	6.500%	346,000	362,435
Nexen, Inc. Senior Unsecured
05/15/37	6.400%	110,000	120,943
Oasis Petroleum, Inc.
02/01/19	7.250%	200,000	210,500
11/01/21	6.500%	356,000	357,780
Plains Exploration & Production Co.
02/01/22	6.750%	130,000	135,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Independent Energy (cont.)
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	$180,000	$198,900
10/01/22	5.375%	138,000	137,310
Range Resources Corp.
05/01/18	7.250%	2,000	2,110
05/15/19	8.000%	321,000	352,297
08/15/22	5.000%	36,000	35,550
SM Energy Co. Senior Unsecured
11/15/21	6.500%	276,000	293,940
Whiting Petroleum Corp.
10/01/18	6.500%	7,000	7,455
Woodside Finance Ltd.(c)
05/10/21	4.600%	100,000	104,009

Total			6,696,829
Integrated Energy 0.1%
Lukoil International Finance BV(c)
11/09/20	6.125%	450,000	475,901
Phillips 66(c)
05/01/17	2.950%	35,000	35,574

Total			511,475
Life Insurance 0.2%
Prudential Financial, Inc.
Senior Unsecured
05/12/16	3.000%	830,000	857,505
12/01/17	6.000%	859,000	1,000,805

Total			1,858,310
Media Cable 0.4%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	621,000	690,086
01/31/22	6.625%	46,000	47,725
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	212,000	243,800
CSC Holdings LLC(c)
Senior Unsecured
11/15/21	6.750%	234,000	243,653
Cablevision Systems Corp. Senior Unsecured(a)
04/15/20	8.000%	36,000	38,070
Comcast Corp.
08/15/37	6.950%	275,000	348,170
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.(c)
03/15/17	2.400%	400,000	396,450

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Media Cable (cont.)
DISH DBS Corp.
09/01/19	7.875%	$184,000	$211,600
06/01/21	6.750%	531,000	572,152
Insight Communications Co., Inc. Senior Unsecured(c)
07/15/18	9.375%	42,000	49,350
Nara Cable Funding Ltd. Senior Secured(c)
12/01/18	8.875%	170,000	164,050
Time Warner Cable, Inc.
07/01/18	6.750%	400,000	488,039
UPCB Finance VI Ltd. Senior Secured(c)
01/15/22	6.875%	326,000	334,279
Videotron Ltee(c)
07/15/22	5.000%	143,000	141,570

Total			3,968,994
Media Non-Cable 0.6%
AMC Networks, Inc.(c)
07/15/21	7.750%	328,000	365,720
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	67,000	60,300
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	277,000	303,661
Clear Channel Worldwide Holdings, Inc.(c)
03/15/20	7.625%	491,000	481,180
03/15/20	7.625%	63,000	60,795
Cumulus Media Holdings, Inc.(a)(c)
05/01/19	7.750%	161,000	151,944
Hughes Satellite Systems Corp.
06/15/21	7.625%	443,000	475,117
Senior Secured
06/15/19	6.500%	56,000	58,520
Intelsat Jackson Holdings SA
10/15/20	7.250%	346,000	363,733
04/01/21	7.500%	174,000	182,918
Intelsat Luxembourg SA PIK
02/04/17	11.500%	193,000	200,720
Intelsat Luxembourg SA(c) PIK
02/04/17	11.500%	137,000	141,110
Lamar Media Corp.(c)
02/01/22	5.875%	143,000	145,503

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Media Non-Cable (cont.)
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	$133,000	$141,645
News America, Inc.
02/15/41	6.150%	325,000	372,301
Nielsen Finance LLC/Co.
10/15/18	7.750%	645,000	711,112
Salem Communications Corp. Secured
12/15/16	9.625%	108,000	119,070
Sinclair Television Group, Inc. Secured(c)
11/01/17	9.250%	120,000	133,500
Univision Communications, Inc.(a)(c)
05/15/21	8.500%	193,000	191,070
Univision Communications, Inc.(c) Senior Secured
05/15/19	6.875%	175,000	177,406
11/01/20	7.875%	200,000	210,000
XM Satellite Radio, Inc.(c)
11/01/18	7.625%	441,000	474,075

Total			5,521,400
Metals 0.3%
Alpha Natural Resources, Inc.(a)
06/01/19	6.000%	103,000	94,245
06/01/21	6.250%	15,000	13,575
Arch Coal, Inc.(a)(c)
06/15/19	7.000%	275,000	255,063
Arch Coal, Inc.(c)
06/15/21	7.250%	387,000	353,137
Calcipar SA Senior Secured(c)
05/01/18	6.875%	102,000	103,530
Consol Energy, Inc.
04/01/20	8.250%	458,000	478,610
FMG Resources August 2006 Proprietary Ltd.(a)(c)
02/01/18	6.875%	86,000	86,000
FMG Resources August 2006 Proprietary Ltd.(c)
02/01/16	6.375%	113,000	112,718
11/01/19	8.250%	314,000	329,700
JMC Steel Group Senior Notes(c)
03/15/18	8.250%	268,000	278,720
Novelis, Inc.
12/15/17	8.375%	45,000	48,825
12/15/20	8.750%	29,000	31,755

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	25

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Metals (cont.)
Peabody Energy Corp.(c)
11/15/18	6.000%	$62,000	$60,760
11/15/21	6.250%	258,000	252,840
Rain CII Carbon LLC/Corp. Senior Secured(c)
12/01/18	8.000%	240,000	254,400

Total			2,753,878
Non-Captive Consumer 0.1%
SLM Corp. Senior Notes
01/25/16	6.250%	176,000	183,040
Senior Unsecured
03/25/20	8.000%	240,000	259,200
01/25/22	7.250%	245,000	255,982
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	371,000	288,452

Total			986,674
Non-Captive Diversified 0.9%
Aircastle Ltd. Senior Notes(c)(i)
04/15/17	6.750%	196,000	196,000
Ally Financial, Inc.
03/15/20	8.000%	1,173,000	1,304,963
09/15/20	7.500%	14,000	15,120
CIT Group, Inc. Senior Unsecured
03/15/18	5.250%	253,000	258,060
CIT Group, Inc.(a)(c) Senior Secured
04/01/18	6.625%	333,000	357,975
CIT Group, Inc.(c)
05/02/17	7.000%	334,000	334,835
Senior Unsecured
02/15/19	5.500%	511,000	518,665
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%	226,000	234,103
01/15/20	8.125%	170,000	205,487
02/01/21	5.750%	1,071,000	1,155,566
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	1,760,000	1,873,203

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Non-Captive Diversified (cont.)
International Lease Finance Corp. Senior Unsecured
09/01/17	8.875%	$280,000	$312,200
12/15/20	8.250%	845,000	929,677
International Lease Finance Corp.(a) Senior Unsecured
05/15/19	6.250%	138,000	136,217
TransUnion Holding Co., Inc. Senior Notes PIK(c)
06/15/18	9.625%	131,000	137,550

Total			7,969,621
Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	459,000	481,950
Green Field Energy Services, Inc. Senior Secured(c)
11/15/16	13.000%	175,000	171,500
Novatek Finance Ltd. Senior Unsecured(c)
02/03/21	6.604%	200,000	224,667
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	340,000	374,000
Oil States International, Inc.
06/01/19	6.500%	95,000	99,750
Weatherford International Ltd.(i)
04/15/42	5.950%	100,000	99,291

Total			1,451,158
Other Industry —%
Interline Brands, Inc.
11/15/18	7.000%	94,000	99,170
Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc.(c)
10/15/20	9.125%	70,000	73,325
Ardagh Packaging Finance PLC(a)(c)
10/15/20	9.125%	145,000	155,513
Ardagh Packaging Finance PLC(c) Senior Secured
10/15/17	7.375%	121,000	129,773
Berry Plastics Corp. Secured(a)
01/15/21	9.750%	142,000	155,135
Greif, Inc. Senior Unsecured
02/01/17	6.750%	53,000	56,975

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Packaging (cont.)
Reynolds Group Issuer, Inc./LLC(c)
02/15/21	8.250%	$212,000	$198,750
Senior Secured
04/15/19	7.125%	351,000	365,917
08/15/19	7.875%	129,000	138,675
02/15/21	6.875%	570,000	587,100
Senior Unsecured
08/15/19	9.875%	266,000	271,985
08/15/19	9.875%	44,000	44,990

Total			2,178,138
Paper —%
Cascades, Inc.
12/15/17	7.750%	71,000	71,000
Graphic Packaging International, Inc.
10/01/18	7.875%	120,000	132,600
Verso Paper Holdings LLC/Inc. Secured(a)
02/01/19	8.750%	50,000	27,500

Total			231,100
Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc.
01/15/22	7.250%	78,000	83,460
Grifols, Inc.
02/01/18	8.250%	233,000	252,223
Mylan, Inc.(c)
11/15/18	6.000%	246,000	257,070
Pharmaceutical Product Development, Inc. Senior Unsecured(a)(c)
12/01/19	9.500%	41,000	44,485

Total			637,238
Railroads —%
Norfolk Southern Corp. Senior Unsecured
04/01/22	3.000%	325,000	319,526
Restaurants —%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	100,000	112,630
Retailers 0.3%
99 Cents Only Stores(c)
12/15/19	11.000%	59,000	63,130
AutoNation, Inc.
02/01/20	5.500%	74,000	75,110

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Retailers (cont.)
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%		$20,000	$19,561
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%		166,000	172,640
J Crew Group, Inc.(a)
03/01/19	8.125%		76,000	77,330
Jo-Ann Stores, Inc. Senior Unsecured(c)
03/15/19	8.125%		208,000	209,040
Limited Brands, Inc.
04/01/21	6.625%		405,000	438,919
02/15/22	5.625%		92,000	92,805
QVC, Inc.(c) Senior Secured
10/01/19	7.500%		100,000	110,000
10/15/20	7.375%		230,000	253,000
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%		119,000	110,670
Rite Aid Corp.(a)
06/15/17	9.500%		198,000	198,495
Senior Secured
08/15/20	8.000%		253,000	291,266
Rite Aid Corp.(a)(c)
03/15/20	9.250%		230,000	232,300
Sally Holdings LLC/Capital, Inc.(a)(c)
11/15/19	6.875%		237,000	251,812
Wal-Mart Stores, Inc. Senior Unsecured
10/25/40	5.000%		200,000	221,380

Total				2,817,458
Supranational 0.1%
European Investment Bank Senior Unsecured
06/20/17	1.400	% JPY	42,100,000	533,356
01/18/27	2.150	% JPY	2,500,000	31,853

Total				565,209
Technology 0.5%
Alliance Data Systems Corp. Senior Notes(c)
04/01/20	6.375%		85,000	86,063
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%		266,000	284,952
06/01/21	6.625%		357,000	369,049

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	27

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Technology (cont.)
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	$3,000	$3,150
01/15/20	6.875%	134,000	147,735
CDW LLC / Finance Corp.
04/01/19	8.500%	442,000	470,730
Cardtronics, Inc.
09/01/18	8.250%	220,000	242,000
CommScope, Inc.(c)
01/15/19	8.250%	205,000	218,325
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	74,000	81,215
First Data Corp.
01/15/21	12.625%	170,000	170,425
PIK
09/24/15	10.550%	212,000	215,180
First Data Corp.(a)(c) Senior Secured
06/15/19	7.375%	133,000	134,995
First Data Corp.(c) Senior Secured
08/15/20	8.875%	407,000	441,086
Freescale Semiconductor, Inc.(a)
08/01/20	10.750%	101,000	113,373
Freescale Semiconductor, Inc.(a)(c) Senior Secured
04/15/18	9.250%	256,000	280,320
Hewlett-Packard Co. Senior Unsecured
09/15/17	2.600%	165,000	164,898
Interactive Data Corp.
08/01/18	10.250%	384,000	433,920
NXP BV/Funding LLC Senior Secured(c)
08/01/18	9.750%	477,000	544,972

Total			4,402,388
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	402,000	439,185
ERAC USA Finance LLC(c)
03/15/17	2.750%	55,000	54,944
Hertz Corp. (The)
01/15/21	7.375%	314,000	334,410

Total			828,539

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Wireless 0.4%
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	$220,000	$232,100
Cricket Communications, Inc.(a)
10/15/20	7.750%	224,000	220,080
MetroPCS Wireless, Inc.
09/01/18	7.875%	325,000	341,250
11/15/20	6.625%	34,000	33,788
NII Capital Corp.
04/01/21	7.625%	124,000	121,210
SBA Telecommunications, Inc.
08/15/16	8.000%	275,000	295,625
08/15/19	8.250%	75,000	82,687
Sprint Nextel Corp.(a) Senior Unsecured
08/15/17	8.375%	416,000	401,440
Sprint Nextel Corp.(a)(c) Senior Unsecured
11/15/21	11.500%	98,000	105,595
Sprint Nextel Corp.(c)
11/15/18	9.000%	833,000	914,217
03/01/20	7.000%	93,000	94,395
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	650,000	632,336
Wind Acquisition Finance SA Senior Secured(c)
02/15/18	7.250%	450,000	423,000

Total			3,897,723
Wirelines 0.5%
AT&T, Inc. Senior Unsecured
08/15/41	5.550%	450,000	498,790
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	380,000	390,073
Embarq Corp. Senior Unsecured
06/01/36	7.995%	500,000	505,382
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%	219,000	230,498
04/15/22	8.750%	70,000	73,850
Integra Telecom Holdings, Inc. Senior Secured(c)
04/15/16	10.750%	65,000	58,744

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) (continued)
Wirelines (cont.)
Level 3 Communications, Inc. Senior Unsecured(a)
02/01/19	11.875%	$208,000	$237,120
Level 3 Financing, Inc.
02/15/17	8.750%	84,000	87,780
02/01/18	10.000%	81,000	88,695
04/01/19	9.375%	270,000	294,975
Level 3 Financing, Inc.(c) Senior Unsecured
07/01/19	8.125%	355,000	366,538
PAETEC Holding Corp.
12/01/18	9.875%	483,000	545,790
Senior Secured
06/30/17	8.875%	40,000	43,400
Tw telecom holdings, inc.
03/01/18	8.000%	160,000	174,800
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	500,000	601,979
Windstream Corp.
04/01/23	7.500%	275,000	283,250

Total			4,481,664
Total Corporate Bonds & Notes
(Cost: $89,226,710)			$91,501,601

Convertible Bonds 2.3%
Aerospace & Defense —%
Alliant Techsystems, Inc.
08/15/24	3.000%	$220,000	$224,400
Airlines 0.1%
Air Lease Corp. Senior Unsecured(c)
12/01/18	3.875%	250,000	272,665
Continental Airlines, Inc. Senior Unsecured
01/15/15	4.500%	120,000	162,450
U.S. Airways Group, Inc. Senior Unsecured
05/15/14	7.250%	30,000	54,262

Total			489,377
Automotive 0.1%
Ford Motor Co. Senior Unsecured
11/15/16	4.250%	160,000	253,488

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Automotive (cont.)
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	$280,000	$308,700
TRW Automotive, Inc.
12/01/15	3.500%	120,000	209,132

Total			771,320
Brokerage —%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	350,000	336,210
Building Materials —%
Cemex SAB de CV Subordinated Notes
03/15/16	3.250%	130,000	122,525
03/15/18	3.750%	100,000	94,250
MasTec, Inc.
06/15/14	4.000%	100,000	135,375

Total			352,150
Chemicals —%
ShengdaTech, Inc. Senior Notes(c)(e)(f)(j)
12/15/15	6.500%	180,000	26,825
Consumer Cyclical Services 0.1%
Avis Budget Group, Inc. Senior Notes
10/01/14	3.500%	260,000	304,850
Coinstar, Inc. Senior Unsecured(a)
09/01/14	4.000%	90,000	151,763

Total			456,613
Diversified Manufacturing —%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	300,000	281,625
Entertainment —%
Take-Two Interactive Software, Inc. Senior Unsecured(c)
12/01/16	1.750%	190,000	200,298
Environmental —%
Covanta Holding Corp. Senior Unsecured
06/01/14	3.250%	210,000	241,238

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	29

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Gaming 0.1%
MGM Resorts International(a)
04/15/15	4.250%	$520,000	$550,550
Health Care 0.3%
Alere, Inc. Senior Subordinated Notes(a)
05/15/16	3.000%	250,000	250,937
Gilead Sciences, Inc. Senior Unsecured
05/01/16	1.625%	460,000	590,116
Heartware International, Inc. Senior Unsecured
12/15/17	3.500%	120,000	123,750
Hologic, Inc. Senior Unsecured(h)
03/01/42	2.000%	150,000	150,923
Insulet Corp. Senior Unsecured
06/15/16	3.750%	200,000	210,928
Integra LifeSciences Holdings Corp.(c)
12/15/16	1.625%	170,000	153,550
Molina Healthcare, Inc. Senior Unsecured
10/01/14	3.750%	150,000	190,875
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	370,000	317,682
Omnicare, Inc.
12/15/25	3.750%	90,000	130,725
Omnicare, Inc.(i)
04/01/42	3.750%	200,000	199,054
Volcano Corp. Senior Unsecured
09/01/15	2.875%	130,000	154,232
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	250,000	224,062

Total			2,696,834
Home Construction 0.1%
Lennar Corp.(c)
11/15/21	3.250%	350,000	479,937
Independent Energy 0.1%
Chesapeake Energy Corp.
11/15/35	2.750%	70,000	69,038
Endeavour International Corp.(c)
07/15/16	5.500%	150,000	147,375

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy (cont.)
Newpark Resources, Inc. Senior Unsecured
10/01/17	4.000%	$150,000	$166,087
Stone Energy Corp.(c)
03/01/17	1.750%	220,000	212,300

Total			594,800
Lodging —%
Home Inns & Hotels Management, Inc. Senior Unsecured(c)
12/15/15	2.000%	190,000	145,350
Media Cable —%
TiVo Inc. Senior Unsecured(c)
03/15/16	4.000%	190,000	247,950
Media Non-Cable —%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	300,000	261,750
Metals 0.1%
Horsehead Holding Corp. Senior Notes(c)
07/01/17	3.800%	130,000	138,391
Jaguar Mining, Inc. Senior Unsecured
03/31/16	5.500%	130,000	119,600
James River Coal Co. Senior Unsecured
12/01/15	4.500%	300,000	167,423
Molycorp, Inc. Senior Unsecured(c)
06/15/16	3.250%	280,000	262,192
United States Steel Corp. Senior Unsecured
05/15/14	4.000%	250,000	295,625

Total			983,231
Non-Captive Consumer —%
DFC Global Corp. Senior Unsecured
04/01/28	3.000%	324,000	384,345
Oil Field Services —%
Hornbeck Offshore Services, Inc.(h)
11/15/26	1.625%	280,000	303,296

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Financial Institutions 0.1%
Affiliated Managers Group, Inc. Senior Unsecured
08/15/38	3.950%	$170,000	$187,000
Ares Capital Corp. Senior Unsecured(c)
03/15/17	4.875%	300,000	297,075

Total			484,075
Other Industry 0.1%
Altra Holdings, Inc.(c)
03/01/31	2.750%	160,000	156,120
Central European Distribution Corp. Senior Unsecured(a)
03/15/13	3.000%	90,000	79,537
General Cable Corp.
11/15/13	0.875%	250,000	243,750
General Cable Corp.(h) Subordinated Notes
11/15/29	4.500%	50,000	52,688
JetBlue Airways Corp. Senior Unsecured
10/15/38	5.500%	80,000	99,300
WESCO International, Inc.
09/15/29	6.000%	50,000	120,625

Total			752,020
Pharmaceuticals 0.2%
Akorn, Inc. Senior Notes(c)
06/01/16	3.500%	115,000	174,225
Corsicanto Ltd.(c)
01/15/32	3.500%	130,000	195,487
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	770,000	619,542
Human Genome Sciences, Inc. Senior Unsecured
11/15/18	3.000%	180,000	178,290
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	180,000	154,575
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	200,000	211,250
Mylan, Inc.
09/15/15	3.750%	80,000	149,800
Salix Pharmaceuticals Ltd. Senior Notes(c)
03/15/19	1.500%	300,000	315,561

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals (cont.)
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	$200,000	$229,250

Total			2,227,980
Railroads —%
Greenbrier Companies, Inc. Senior Unsecured(a)(c)
04/01/18	3.500%	340,000	327,896
REITs 0.1%
Boston Properties LP Senior Unsecured
05/15/36	3.750%	200,000	227,250
Digital Realty Trust LP(c)
04/15/29	5.500%	100,000	181,938
Forest City Enterprises, Inc. Senior Unsecured(c)
08/15/18	4.250%	300,000	302,550
SL Green Operating Partnership LP(c)
10/15/17	3.000%	250,000	280,312

Total			992,050
Retailers 0.1%
Charming Shoppes, Inc.
05/01/14	1.125%	280,000	264,250
priceline.com, Inc. Senior Unsecured(c)
03/15/18	1.000%	400,000	424,212

Total			688,462
Technology 0.5%
CACI International, Inc. Senior Subordinated Notes
05/01/14	2.125%	130,000	161,200
Concur Technologies, Inc. Senior Unsecured(c)
04/15/15	2.500%	100,000	127,375
DST Systems, Inc. Senior Unsecured(h)
08/15/23	0.000%	190,000	235,125
DealerTrack Holdings, Inc.(c)
03/15/17	1.500%	130,000	138,450
EMC Corp. Senior Unsecured
12/01/13	1.750%	420,000	788,550
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	200,000	300,750

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	31

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (cont.)
Intel Corp.
08/01/39	3.250%	$400,000	$562,500
Ixia Senior Notes
12/15/15	3.000%	190,000	196,650
Mentor Graphics Corp.(c)
04/01/31	4.000%	400,000	430,980
Micron Technology, Inc. Senior Unsecured(c)
08/01/31	1.500%	200,000	212,706
Novellus Systems, Inc. Senior Unsecured(c)
05/15/41	2.625%	110,000	152,900
Nuance Communications, Inc. Senior Unsecured(c)
11/01/31	2.750%	260,000	294,710
ON Semiconductor Corp.
12/15/26	2.625%	170,000	204,850
Rovi Corp. Senior Unsecured
02/15/40	2.625%	230,000	241,643
Salesforce.com, Inc. Senior Unsecured
01/15/15	0.750%	120,000	224,400

Total			4,272,789
Textile —%
Iconix Brand Group, Inc. Senior Subordinated Notes(c)
06/01/16	2.500%	230,000	223,923
Tobacco —%
Vector Group Ltd. Senior Unsecured(h)
06/15/26	3.875%	193,000	216,160
Transportation Services —%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	370,000	314,500
Wireless 0.1%
InterDigital, Inc. Senior Unsecured(c)
03/15/16	2.500%	280,000	279,474
Leap Wireless International, Inc. Senior Unsecured(a)
07/15/14	4.500%	150,000	143,062

Total			422,536

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Wirelines 0.1%
Ciena Corp. Senior Unsecured(c)
10/15/18	3.750%	$270,000	$304,563
Comtech Telecommunications Corp. Senior Unsecured
05/01/29	3.000%	200,000	225,700

Total			530,263
Total Convertible Bonds
(Cost: $20,323,906)			$21,480,753

Residential Mortgage-Backed Securities — Agency(k) 2.9%
Federal Home Loan Mortgage Corp. (h)(l)(m) CMO IO Series 2957 Class SW
04/15/35	5.758%	$566,285	$93,130
CMO IO Series 3122 Class IS
03/15/36	6.458%	1,227,773	214,118
CMO IO Series 3280 Class SI
02/15/37	6.198%	970,339	159,535
CMO IO Series 3708 Class SA
05/15/40	6.208%	927,502	129,947
CMO IO Series 3761 Class KS
06/15/40	5.758%	593,864	87,080
Federal Home Loan Mortgage Corp.(i)(l)
04/01/27	3.000%	2,000,000	2,067,812
04/01/42	4.000%	2,000,000	2,090,938
04/01/42	6.000%	1,000,000	1,102,187
Federal Home Loan Mortgage Corp.(l)
09/01/20	4.500%	245,484	262,092
12/01/30	5.500%	384,737	420,564
Federal National Mortgage Association(h)(l)(m) CMO IO Series 2005-7 Class SC
02/25/35	6.458%	1,415,975	162,437
CMO IO Series 2007-102 Class ST
11/25/37	6.198%	727,527	133,846
CMO IO Series 2008-7 Class SA
02/25/38	7.308%	269,515	41,589
CMO IO Series 2010-135 Class MS
12/25/40	5.708%	324,156	56,161
CMO IO Series 2010-3 Class DI
04/25/34	1.723%	1,699,880	88,232
CMO IO Series 2011-51 Class CI
06/25/41	5.758%	1,703,486	339,130
Federal National Mortgage Association(i)(l)
05/01/27	3.000%	2,000,000	2,065,000
04/01/42	3.500%	1,000,000	1,026,875
04/01/42	4.500%	2,000,000	2,127,188

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities — Agency(k) (continued)
Federal National Mortgage Association(l)
10/01/27- 04/01/41	5.500%	$4,679,058	$5,138,035
12/01/28- 10/01/34	6.000%	990,473	1,108,894
08/01/32	6.500%	955,175	1,088,315
08/01/32- 01/01/33	7.000%	398,157	461,558
10/01/33	5.000%	974,661	1,070,079
Federal National Mortgage Association(l)(m) CMO IO Series 2009-7 Class LI
02/25/39	7.000%	395,332	70,029
Federal National Mortgage Association(l)(n)
02/01/41	5.000%	1,317,208	1,446,160
Government National Mortgage Association(h)(l)(m) CMO IO Series 2002-66 Class SA
12/16/25	7.408%	731,049	135,089
CMO IO Series 2004-32 Class HS
05/16/34	6.358%	578,025	111,640
CMO IO Series 2010-108 Class PI
02/20/38	5.858%	734,338	107,270
Government National Mortgage Association(i)(l)
04/01/42	4.000%	1,000,000	1,073,125
04/01/42	4.500%	1,000,000	1,087,969
Government National Mortgage Association(l)
01/15/39	5.000%	1,240,282	1,371,311
Government National Mortgage Association(l)(m) CMO IO Series 2007-17 Class CI
04/16/37	7.500%	213,550	78,743
Total Residential Mortgage-Backed Securities — Agency
(Cost: $26,503,209)			$27,016,078

Residential Mortgage-Backed Securities — Non-Agency 0.1%
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(c)(l)
08/27/37	6.000%	$426,381	$448,733
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-7 Class 3A4(c)(h)(l)
12/25/35	7.057%	175,000	180,613
Countrywide Alternative Loan Trust CMO Series 2005-14 Class 2A2(h)(l)
05/25/35	0.492%	444,069	166,948
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2003-8 Class A9(l)
08/25/18	4.500%	383,171	398,287
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $1,458,039)			$1,194,581

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities — Agency —%
Federal National Mortgage Association(l)
09/01/13	5.322%	$329,687	$343,806
Total Commercial Mortgage-Backed Securities — Agency
(Cost: $331,844)			$343,806

Commercial Mortgage-Backed Securities — Non-Agency 0.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class ASB(h)(l)
07/15/44	5.225%	$131,392	$137,327
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4(h)(l)
07/10/37	5.234%	141,114	145,522
GS Mortgage Securities Corp. II Series 2007-GG10 Class F(h)(l)
08/10/45	5.787%	625,000	73,250
General Electric Capital Assurance Co. Series 2003-1 Class A4(c)(h)(l)
05/12/35	5.254%	172,793	184,804
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class ASB(h)(l)
12/15/44	5.195%	121,017	126,860
JPMorgan Chase Commercial Mortgage Securities Corp.(l) Series 2003-LN1 Class A1
10/15/37	4.134%	59,196	60,282
Series 2003-ML1A Class A1
03/12/39	3.972%	32,717	32,771
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A3(l)
03/15/29	3.973%	97,146	98,846
Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $1,356,204)			$859,662

Asset-Backed Securities — Non-Agency — %
HSBC Home Equity Loan Trust Series 2007-2 Class M1(h)
07/20/36	0.552%	$490,000	$338,036
Total Asset-Backed Securities — Non-Agency
(Cost: $355,648)			$338,036

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	33

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds(g) 0.9%
UNITED STATES 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	$214,176	$227,161
04/15/16	0.125%	112,941	119,294
01/15/17	2.375%	674,286	789,810
01/15/19	2.125%	881,409	1,054,799
01/15/21	1.125%	207,204	233,169
07/15/21	0.625%	145,803	157,752
01/15/29	2.500%	763,184	1,007,284
02/15/40	2.125%	209,710	275,752
02/15/41	2.125%	46,571	61,411
02/15/42	0.750%	98,292	93,692
U.S. Treasury Inflation-Indexed Bond(a)
01/15/14	2.000%	147,185	157,304
01/15/15	1.625%	878,306	957,010
07/15/15	1.875%	524,318	584,778
01/15/22	0.125%	280,370	287,029
01/15/26	2.000%	342,558	419,821
U.S. Treasury Inflation-Indexed Bond(n)
07/15/20	1.250%	311,757	356,012

TOTAL UNITED STATES			6,782,078
URUGUAY 0.2%
Uruguay Government International Bond
04/05/27	4.250%	UYU 10,109,262	555,016
Senior Unsecured
12/15/28	4.375%	UYU 16,390,986	917,792

TOTAL URUGUAY			1,472,808
Total Inflation-Indexed Bonds
(Cost: $7,780,744)			$8,254,886

U.S. Treasury Obligations 0.7%
U.S. Treasury
01/31/14	0.250%	$400,000	$399,422
02/15/22	2.000%	400,000	392,313
11/15/40	4.250%	60,000	70,659
08/15/41	3.750%	1,470,000	1,589,208
U.S. Treasury(a)
01/31/17	0.875%	2,100,000	2,087,039
08/15/20	2.625%	370,000	390,090
11/15/20	2.625%	690,000	725,632
U.S. Treasury(a)(n)
06/30/15	1.875%	350,000	364,301
Total U.S. Treasury Obligations
(Cost: $5,941,284)			$6,018,664

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 0.7%
Federal Home Loan Mortgage Corp
01/13/22	2.375%	$3,500,000	$3,435,880
Federal National Mortgage Association
10/15/15	4.375%	2,000,000	2,252,442
03/15/16	2.250%	650,000	680,139
Federal National Mortgage Association(a)
11/15/16	1.375%	150,000	151,458
Private Export Funding Corp. U.S. Government Guaranty
09/15/17	5.450%	45,000	54,043
Total U.S. Government & Agency Obligations
(Cost: $6,559,763)			$6,573,962

Foreign Government Obligations(g) 5.7%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	$345,000	$323,869
Argentina Bonar Bonds Senior Unsecured(a)
04/17/17	7.000%	825,000	728,887
Provincia de Buenos Aires Senior Unsecured(c)
01/26/21	10.875%	120,000	88,816

TOTAL ARGENTINA			1,141,572
AUSTRALIA 0.2%
New South Wales Treasury Corp. Local Government Guaranteed
05/01/12	6.000%	AUD 200,000	207,465
Treasury Corp. of Victoria
11/15/18	5.500%	AUD 1,000,000	1,091,537
Local Government Guaranteed
06/15/20	6.000%	AUD 200,000	224,699
11/15/16	5.750%	AUD 100,000	109,831

TOTAL AUSTRALIA			1,633,532
BRAZIL 0.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(c)
06/10/19	6.500%	400,000	468,753
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL 177,000	97,144
01/01/13	10.000%	BRL 1,700,000	961,040
Brazilian Government International Bond Senior Unsecured
01/15/19	5.875%	250,000	299,000

The accompanying Notes to Financial Statements are an integral part of this statement.

34	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) (continued)
BRAZIL (cont.)
Petrobras International Finance Co.
01/20/20	5.750%	$810,000	$897,318

TOTAL BRAZIL			2,723,255
CANADA 0.3%
Bank of Montreal(c)
01/30/17	1.950%	750,000	758,233
Canadian Government Bond
06/01/18	4.250%	CAD 1,160,000	1,333,375
06/01/20	3.500%	CAD 270,000	300,829

TOTAL CANADA			2,392,437
COLOMBIA 0.3%
Colombia Government International Bond Senior Unsecured
09/18/37	7.375%	250,000	350,625
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	260,000	320,450
Empresa de Energia de Bogota SA Senior Unsecured (c)
11/10/21	6.125%	1,500,000	1,587,302
Empresas Publicas de Medellin ESP Senior Unsecured(c)
02/01/21	8.375%	COP 1,250,000,000	743,046

TOTAL COLOMBIA			3,001,423
DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond Senior Unsecured(c)
05/06/21	7.500%	600,000	615,736

TOTAL DOMINICAN REPUBLIC			615,736
EL SALVADOR —%
El Salvador Government International Bond Senior Unsecured(c)
06/15/35	7.650%	300,000	305,700

TOTAL EL SALVADOR			305,700
FRANCE 0.2%
France Government Bond OAT
04/25/17	3.750%	EUR 410,000	598,163
10/25/15	3.000%	EUR 320,000	452,306
04/25/29	5.500%	EUR 150,000	250,189
France Government Bond OAT(a)
10/25/21	3.250%	EUR 400,000	552,719

TOTAL FRANCE			1,853,377

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) (continued)
GERMANY 0.6%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR 2,000,000	$3,109,121
07/04/28	4.750%	EUR 600,000	1,041,326
01/04/19	3.750%	EUR 620,000	961,677

TOTAL GERMANY			5,112,124
INDONESIA 0.5%
Indonesia Government International Bond(c) Senior Unsecured
10/12/35	8.500%	500,000	742,500
01/17/38	7.750%	1,000,000	1,385,000
05/05/21	4.875%	500,000	538,397
Indonesia Treasury Bond Senior Unsecured
09/15/19	11.500%	IDR 3,500,000,000	511,195
Majapahit Holding BV(c)
08/07/19	8.000%	200,000	242,000
01/20/20	7.750%	200,000	241,071
PT Perusahaan Listrik Negara Senior Unsecured(c)
11/22/21	5.500%	500,000	523,727
Perusahaan Penerbit SBSN Senior Unsecured(c)
04/23/14	8.800%	150,000	169,313

TOTAL INDONESIA			4,353,203
JAPAN 0.2%
Japan Government 10-Year Bond Senior Unsecured
12/20/18	1.400%	JPY 35,000,000	445,903
Japan Government 20-Year Bond Senior Unsecured
12/20/27	2.100%	JPY 30,000,000	390,101
09/21/20	2.200%	JPY 64,000,000	861,061
09/20/26	2.200%	JPY 35,000,000	465,040

TOTAL JAPAN			2,162,105
KAZAKHSTAN 0.1%
KazMunayGas National Co.(c) Senior Unsecured
01/23/15	11.750%	400,000	487,000
05/05/20	7.000%	100,000	114,841
04/09/21	6.375%	400,000	438,000

TOTAL KAZAKHSTAN			1,039,841

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	35

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) (continued)
LITHUANIA 0.1%
Lithuania Government International Bond Senior Unsecured(a)(c)
02/01/22	6.625%	$370,000	$410,483

TOTAL LITHUANIA			410,483
MEXICO 0.4%
Mexican Bonos
06/03/27	7.500%	MXN 1,200,000	992,952
12/13/18	8.500%	MXN 370,000	335,612
12/14/17	7.750%	MXN 570,000	494,605
Pemex Project Funding Master Trust
06/15/35	6.625%	675,000	769,500
03/01/18	5.750%	250,000	281,250
01/21/21	5.500%	325,000	358,312
Pemex Project Funding Master Trust (c)
01/24/22	4.875%	500,000	525,000

TOTAL MEXICO			3,757,231
NORWAY 0.2%
Norway Government Bond
05/15/13	6.500%	NOK 1,870,000	345,927
05/19/17	4.250%	NOK 6,200,000	1,207,785

TOTAL NORWAY			1,553,712
PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	450,000	614,700
03/14/37	6.550%	325,000	414,050
Peruvian Government International Bond(c) Senior Unsecured
08/12/31	6.950%	PEN 540,000	218,349

TOTAL PERU			1,247,099
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured
06/17/19	8.375%	230,000	305,325
01/20/20	6.500%	300,000	362,250
Power Sector Assets & Liabilities Management Corp.(c) Government Guaranteed
05/27/19	7.250%	400,000	490,000
12/02/24	7.390%	300,000	379,778

TOTAL PHILIPPINES			1,537,353
POLAND 0.2%
Poland Government Bond
10/25/19	5.500%	PLN 2,500,000	814,502
10/25/17	5.250%	PLN 2,200,000	715,841

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) (continued)
POLAND (cont.)
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	$600,000	$632,412

TOTAL POLAND			2,162,755
QATAR 0.1%
Qatar Government International Bond Senior Unsecured(c)
01/20/22	4.500%	800,000	835,040

TOTAL QATAR			835,040
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured(c)
11/03/21	5.500%	500,000	523,750

TOTAL REPUBLIC OF NAMIBIA			523,750
RUSSIAN FEDERATION 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(c)
08/07/18	8.700%	200,000	246,000
Gazprom OAO Via Gaz Capital SA(c) Senior Unsecured
03/07/22	6.510%	1,700,000	1,853,000
04/11/18	8.146%	180,000	211,019
Russian Foreign Bond — Eurobond(c) Senior Unsecured
04/29/20	5.000%	300,000	318,000
Russian Foreign Bond — Eurobond(c)(h) Senior Unsecured
03/31/30	7.500%	1,088,840	1,302,525

TOTAL RUSSIAN FEDERATION			3,930,544
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%	100,000	116,000
01/17/24	4.665%	200,000	204,500

TOTAL SOUTH AFRICA			320,500
SOUTH KOREA —%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%	300,000	316,499

TOTAL SOUTH KOREA			316,499

The accompanying Notes to Financial Statements are an integral part of this statement.

36	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) (continued)
SWEDEN 0.1%
Sweden Government Bond(a)
05/05/14	6.750%	SEK 2,600,000	$436,818
08/12/17	3.750%	SEK 5,100,000	853,890

TOTAL SWEDEN			1,290,708
TURKEY 0.3%
Turkey Government International Bond Senior Unsecured
09/26/22	6.250%	1,200,000	1,290,000
06/05/20	7.000%	530,000	604,200
03/17/36	6.875%	410,000	455,100
03/30/21	5.625%	250,000	260,875

TOTAL TURKEY			2,610,175
UKRAINE —%
Ukraine Government International Bond Senior Unsecured(c)
02/23/21	7.950%	245,000	211,668

TOTAL UKRAINE			211,668
UNITED ARAB EMIRATES 0.1%
Dolphin Energy Ltd. Senior Secured(c)
12/15/21	5.500%	400,000	420,947

TOTAL UNITED ARAB EMIRATES			420,947
UNITED KINGDOM 0.2%
United Kingdom Gilt
09/07/21	3.750%	GBP 70,000	127,674
03/07/18	5.000%	GBP 300,000	582,250
03/07/19	4.500%	GBP 550,000	1,053,067

TOTAL UNITED KINGDOM			1,762,991
URUGUAY —%
Uruguay Government International Bond
06/26/37	3.700%	UYU 3,000,000	212,832
Senior Unsecured
03/21/36	7.625%	100,000	138,750

TOTAL URUGUAY			351,582
VENEZUELA 0.3%
Petroleos de Venezuela SA
02/17/22	12.750%	1,400,000	1,400,000
04/12/17	5.250%	900,000	681,750

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(g) (continued)
VENEZUELA (cont.)
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	$1,005,000	$856,763

TOTAL VENEZUELA			2,938,513
Total Foreign Government Obligations
(Cost: $49,424,631)			$52,515,855

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Media Non-Cable 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(h)(o)
03/18/19	7.500%	$450,000	$455,530

Total			455,530
Total Senior Loans (Cost: $455,506)			$455,530

Issuer	Shares	Value
Rights —%

FINANCIALS —%
Commercial Banks —%
Chinatrust Financial Holding Co., Ltd.(b)(e)	23,384	$1,783
TOTAL FINANCIALS		1,783
Total Rights (Cost: $—)		$1,783

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(b)	175	$11,550
TOTAL ENERGY		11,550
Total Warrants (Cost: $7,081)		$11,550

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	37

Portfolio of Investments (continued)

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put — OTC 2-Year Interest Rate Swap(p)
	8,000,000	$2	Nov. 2014	$73,195
Total Options Purchased Puts (Cost: $104,800)				$73,195

	Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund,
0.161%(q)(r)	51,601,460	$51,601,460
Total Money Market Funds (Cost: $51,601,460)		$51,601,460

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.5%
Certificates of Deposit 0.4%
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	$1,997,805	$1,997,805
Westpac Banking Corp.
04/02/12	0.250%	2,000,000	2,000,000

Total			3,997,805
Other Short-Term Obligations 0.6%
Natixis Financial Products LLC
04/02/12	0.450%	5,000,000	5,000,000
Repurchase Agreements 5.5%
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $2,000,030(s)
	0.180%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $10,000,225(s)
	0.270%	$10,000,000	$10,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $8,000,173(s)
	0.260%	8,000,000	8,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $20,000,333(s)
	0.200%	20,000,000	20,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(s)
	0.270%	5,000,000	5,000,000
UBS Securities LLC dated 03/30/12, matures 04/02/12, repurchase price $5,772,414(s)
	0.180%	5,772,327	5,772,327

Total			50,772,327
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $59,770,132)			$59,770,132
Total Investments
(Cost: $901,383,901)			$992,096,941
Other Assets & Liabilities, Net			(67,605,181)
Net Assets			$924,491,760

The accompanying Notes to Financial Statements are an integral part of this statement.

38	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Investments in Derivatives

Futures Contracts Outstanding at March 31, 2012
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
E-Mini S&P Mid Cap 400 Index	2	$198,460	June 2012	$1,195	$—
Russell 2000 Mini Index	2	165,540	June 2012	1,555	—
S&P 500 Index	15	5,262,000	June 2012	133,048	—
U.S. Treasury Long Bond, 20-year	(7)	(964,469)	June 2012	16,243	—
U.S. Treasury Note, 2-year	(4)	(880,563)	July 2012	1,614	—
U.S. Treasury Note, 5-year	(12)	(1,470,469)	July 2012	5,845	—
U.S. Treasury Note, 10-year	(41)	(5,308,860)	June 2012	59,516	—
U.S. Treasury Ultra Bond, 30-year	2	301,938	June 2012	—	(8,034)
Total				$219,016	$(8,034)

Credit Default Swap Contracts Outstanding at March 31, 2012

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	CDX Emerging Markets Index	12/20/16	5.00%	$4,000,000	$457,305	$(423,853)	$1,222	$34,674	$—
JPMorgan	CDX North America High Yield Index	06/20/17	5.00	25,600,000	(744,132)	575,096	39,111	—	(129,925)
Total								$34,674	$(129,925)

Forward Foreign Currency Exchange Contracts Open at March 31, 2012
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
State Street Bank & Trust Co.	April 17, 2012	1,310,000 (EUR	)	1,733,890 (USD	)	$—	$(13,361)
UBS Securities	April 18, 2012	3,751,000 (CHF	)	4,088,928 (USD	)	—	(67,075)
Goldman, Sachs & Co.	April 18, 2012	7,781,000 (EUR	)	10,226,409 (USD	)	—	(151,773)
State Street Bank & Trust Co.	April 18, 2012	3,900,000 (GBP	)	6,214,010 (USD	)	—	(23,435)
HSBC Securities (USA), Inc.	April 18, 2012	4,110,546 (USD	)	342,577,000 (JPY	)	28,936	—
J.P. Morgan Securities Inc.	April 18, 2012	6,231,166 (USD	)	35,504,000 (NOK	)	—	(249)
Morgan Stanley & Co.	April 18, 2012	10,292,486 (USD	)	69,438,000 (SEK	)	196,840	—
J.P. Morgan Securities Inc.	April 19, 2012	1,700,000 (PLN	)	539,135 (USD	)	—	(6,747)
Citigroup Global Markets	May 7, 2012	1,000,000 (USD	)	8,982,000,000 (IDR	)	—	(21,043)
Total						$225,776	$(283,683)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	39

Portfolio of Investments (continued)

Notes to Portfolio of Investments
(a)	At March 31, 2012, security was partially or fully on loan.

(b)	Non-income producing.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $59,329,261 or 6.42% of net assets.

(d)	At March 31, 2012, investments in securities included securities valued at $2,674,786 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $54,307, representing 0.01% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost
BGP Holdings PLC	02/04/09 thru 05/14/09	$—
China High Precision Automation Group Ltd.	03/01/11 thru 04/11/11	87,999
Chinatrust Financial Holdings Co., Ltd.
Rights	02/10/2012	—
ShengdaTech, Inc.
Senior Notes
6.500% 12/15/15	12/10/10	180,000

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2012, the value of these securities amounted to $52,524, which represents 0.01% of net assets.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(h)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.

(i)	Represents a security purchased on a when-issued or delayed delivery basis.

(j)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2012, the value of these securities amounted to $26,825, which represents less than 0.01% of net assets.

(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at March 31, 2012:

Security Description	Principal Amount	Settlement Date	Proceeds Receivable	Value
Federal National Mortgage Association
04/01/42 5.500%	$2,000,000	04/12/12	$2,171,250	$2,179,062

(l)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)
(m)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(n)	At March 31, 2012, investments in securities included securities valued at $617,377 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)	Purchased swaptions outstanding at March 31, 2012:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium Paid	Market Value
Put — OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100%	11/02/16	$8,000,000	$104,800	$73,195

(q)	The rate shown is the seven-day current annualized yield at March 31, 2012.

(r)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short- Term Cash Fund	$64,696,895	$286,814,024	$(299,909,459)	$—	$51,601,460	$40,326	$51,601,460

(s)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$576,665
Fannie Mae-Aces	63,622
Freddie Mac REMICS	553,887
Ginnie Mae II Pool	54,032
Government National Mortgage Association	791,794
Total Market Value of Collateral Securities	$2,040,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	41

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$98,573
Government National Mortgage Association	737,676
United States Treasury Note/Bond	9,363,751
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$1,377,900
Fannie Mae REMICS	2,369,242
Freddie Mac Gold Pool	288,206
Freddie Mac REMICS	2,844,287
Government National Mortgage Association	332,159
United States Treasury Inflation Indexed Bonds	297,670
United States Treasury Note/Bond	650,713
Total Market Value of Collateral Securities	$8,160,177

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$11,427,185
Freddie Mac Gold Pool	8,972,815
Total Market Value of Collateral Securities	$20,400,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942

The accompanying Notes to Financial Statements are an integral part of this statement.

42	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (continued)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

UBS Securities LLC (0.180%)

Security Description	Value
Ginnie Mae I Pool	$1,142,723
Ginnie Mae II Pool	4,745,051
Total Market Value of Collateral Securities	$5,887,774

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	43

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

The accompanying Notes to Financial Statements are an integral part of this statement.

44	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair Value at March 31, 2012
Description	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$58,669,259	$15,743,200	$—	$74,412,459
Consumer Staples	47,302,851	11,132,502	—	58,435,353
Energy	51,965,141	17,343,620	—	69,308,761
Financials	87,927,783	27,748,511	1	115,676,295
Health Care	59,441,585	8,304,848	—	67,746,433
Industrials	60,984,111	16,179,311	—	77,163,422
Information Technology	93,880,500	14,773,750	25,698	108,679,948
Materials	26,634,695	11,952,172	—	38,586,867
Telecommunication Services	10,261,370	7,202,772	—	17,464,142
Utilities	20,637,808	5,894,300	—	26,532,108
Preferred Stocks
Consumer Staples	—	1,427,294	—	1,427,294
Energy	1,588,125	—	—	1,588,125
Materials	472,786	—	—	472,786
Convertible Preferred Stocks
Consumer Discretionary	—	418,125	—	418,125
Consumer Staples	—	428,933	—	428,933
Energy	134,477	953,926	—	1,088,403
Financials	292,380	2,307,250	—	2,599,630
Industrials	—	472,266	—	472,266
Information Technology	—	140,875	—	140,875
Utilities	—	528,109	—	528,109
Exchange-Traded Funds	915,073	—	—	915,073
Rights
Financials	—	1,783	—	1,783
Warrants
Energy	—	11,550	—	11,550
Total Equity Securities	521,107,944	142,965,097	25,699	664,098,740

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	45

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair Value at March 31, 2012
Description	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$4,616,035	$18,900	$4,634,935
All Other Industries	—	86,866,666	—	86,866,666
Convertible Bonds
Chemicals	—	—	26,825	26,825
All Other Industries	—	21,453,928	—	21,453,928
Residential Mortgage-Backed Securities - Agency	—	27,016,078	—	27,016,078
Residential Mortgage-Backed Securities - Non-Agency	—	1,194,581	—	1,194,581
Commercial Mortgage-Backed Securities - Agency	—	343,806	—	343,806
Commercial Mortgage-Backed Securities - Non-Agency	—	859,662	—	859,662
Asset-Backed Securities - Non-Agency	—	338,036	—	338,036
Inflation-Indexed Bonds	—	8,254,886	—	8,254,886
U.S. Treasury Obligations	6,018,664	—	—	6,018,664
U.S. Government & Agency Obligations	—	6,573,962	—	6,573,962
Foreign Government Obligations	—	52,515,855	—	52,515,855
Total Bonds	6,018,664	210,033,495	45,725	216,097,884
Other
Senior Loans	—	455,530	—	455,530
Options Purchased Puts	—	73,195	—	73,195
Money Market Funds	51,601,460	—	—	51,601,460
Investments of Cash Collateral Received for Securities on Loan	—	59,770,132	—	59,770,132
Total Other	51,601,460	60,298,857	—	111,900,317
Investments in Securities	578,728,068	413,297,449	71,424	992,096,941
Forward Sale Commitment Liability	—	(2,179,062)	—	(2,179,062
Derivatives
Assets
Futures Contracts	219,016	—	—	219,016
Forward Foreign Currency Exchange Contracts	—	225,776	—	225,776
Swap Contracts	—	34,674	—	34,674
Liabilities
Futures Contracts	(8,034)	—	—	(8,034)
Forward Foreign Currency Exchange Contracts	—	(283,683)	—	(283,683)
Swap Contracts	—	(129,925)	—	(129,925)
Total	$578,939,050	$410,965,229	$71,424	$989,975,703

The accompanying Notes to Financial Statements are an integral part of this statement.

46	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Common Stock, Corporate and Convertible Bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, utilization of single market quotations from broker dealers, the halt price of the security, and market multiples derived from a set of comparable companies.

There were no significant transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common Stocks	Corporate Bonds & Notes	Convertible Bonds	Residential Mortgage- Backed Securities- Agency	Residential Mortgage- Backed Securities Non-Agency	Other Financial Instruments	Total
Balance as of September 30, 2011	$78,960	$—	$26,825	$114,901	$682,520	$31,487	$934,693
Accrued discounts/premiums	—	17	—	—	—	—	17
Realized gain (loss)	(56,180)	—	—	—	468	(39,935)	(95,647)
Change in unrealized appreciation (depreciation)*	32,879	(414)	—	—	12	8,448	40,925
Sales	(31,498)	—	—	—	(683,000)	—	(714,498)
Purchases	—	19,297	—	—	—	—	19,297
Transfers into Level 3	80,497	—	—	—	—	—	80,497
Transfers out of Level 3	(78,959)	—	—	(114,901)	—	—	(193,860)
Balance as of March 31, 2012	$25,699	$18,900	$26,825	$—	$—	$—	$71,424

*	Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $32,465, which is comprised of Common Stocks of $32,879 and Corporate Bonds & Notes of $(414).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	47

Portfolio of Investments (continued)

Fair Value Measurements

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized, and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial assets were transferred from Level 2 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $790,012,309)	$880,725,349
Affiliated issuers (identified cost $51,601,460)	51,601,460
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $8,997,805)	8,997,805
Repurchase agreements (identified cost $50,772,327)	50,772,327
Total investments (identified cost $901,383,901)	992,096,941
Cash	179,874
Foreign currency (identified cost $80,936)	82,476
Margin deposits on futures contracts	250,400
Unrealized appreciation on forward foreign currency exchange contracts	225,776
Unrealized appreciation on swap contracts	34,674
Premiums paid on outstanding swap contracts	423,853
Receivable for:
Investments sold	6,596,498
Capital shares sold	358,269
Dividends	1,117,954
Interest	2,895,082
Reclaims	292,465
Variation margin on futures contracts	39,709
Expense reimbursement due from Investment Manager	375
Total assets	1,004,594,346
Liabilities
Forward sales commitments, at value (proceeds receivable $2,171,250)	2,179,062
Due upon return of securities on loan	59,770,132
Unrealized depreciation on forward foreign currency exchange contracts	283,683
Unrealized depreciation on swap contracts	129,925
Premiums received on outstanding swap contracts	575,095
Payable for:
Investments purchased	2,407,089
Investments purchased on a delayed delivery basis	13,675,603
Capital shares purchased	570,274
Foreign capital gains taxes deferred	213,797
Investment management fees	16,123
Distribution fees	8,018
Transfer agent fees	71,874
Administration fees	1,455
Plan administration fees	165
Compensation of board members	49,790
Other expenses	150,501
Total liabilities	80,102,586
Net assets applicable to outstanding capital stock	$924,491,760

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	49

Statement of Assets and Liabilities (continued)

March 31, 2012 (Unaudited)

Represented by
Paid-in capital	$1,177,189,649
Excess of distributions over net investment income	(494,110)
Accumulated net realized loss	(342,764,184)
Unrealized appreciation (depreciation) on:
Investments	90,705,228
Foreign currency translations	11,150
Forward foreign currency exchange contracts	(57,907)
Futures contracts	210,982
Swap contracts	(95,251)
Foreign capital gains tax	(213,797)
Total — representing net assets applicable to outstanding capital stock	$924,491,760
*Value of securities on loan	$63,579,283
Net assets applicable to outstanding shares
Class A	$839,638,799
Class B	$51,167,864
Class C	$32,750,504
Class I	$4,415
Class R	$4,415
Class R4	$405,615
Class Z	$520,148
Shares outstanding
Class A	82,442,927
Class B	5,071,729
Class C	3,265,672
Class I	434
Class R	434
Class R4	39,749
Class Z	51,137
Net asset value per share
Class A(a)	$10.18
Class B	$10.09
Class C	$10.03
Class I	$10.17
Class R	$10.17
Class R4	$10.20
Class Z	$10.17

(a)	The maximum offering price per share for Class A is $10.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Statement of Operations

Six months ended March 31, 2012 (Unaudited)

Net investment income
Income:
Dividends	$7,006,747
Interest	6,051,665
Dividends from affiliates	40,326
Income from securities lending — net	165,244
Foreign taxes withheld	(175,213)
Total income	13,088,769
Expenses:
Investment management fees	2,861,975
Distribution fees
Class A	1,015,394
Class B	248,842
Class C	156,888
Class R	10
Transfer agent fees
Class A	760,636
Class B	49,738
Class C	29,382
Class R	4
Class R4	95
Class Z	304
Administration fees	258,378
Plan administration fees
Class R4	502
Compensation of board members	11,801
Custodian fees	83,488
Printing and postage fees	83,443
Registration fees	38,153
Professional fees	30,196
Other	11,827
Total expenses	5,641,056
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(154,668)
Total net expenses	5,486,388
Net investment income	7,602,381

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	51

Statement of Operations (continued)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$23,065,766
Foreign currency translations	(226,348)
Forward foreign currency exchange contracts	1,795,336
Futures contracts	724,034
Options contracts written	44,878
Swap contracts	(165,885)
Net realized gain	25,237,781
Net change in unrealized appreciation (depreciation) on:
Investments	110,412,813
Foreign currency translations	45,236
Forward foreign currency exchange contracts	101,163
Futures contracts	269,952
Swap contracts	2,456,009
Foreign capital gains tax	(213,797)
Net change in unrealized appreciation	113,071,376
Net realized and unrealized gain	138,309,157
Net increase in net assets resulting from operations	$145,911,538

The accompanying Notes to Financial Statements are an integral part of this statement.

52	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended March 31, 2012	Year ended September 30, 2011
	(Unaudited)
Operations
Net investment income	$7,602,381	$18,756,168
Net realized gain	25,237,781	54,368,774
Net change in unrealized appreciation (depreciation)	113,071,376	(62,052,073)
Net increase in net assets resulting from operations	145,911,538	11,072,869
Distributions to shareholders from:
Net investment income
Class A	(9,139,917)	(23,017,772)
Class B	(378,850)	(1,264,780)
Class C	(244,394)	(656,827)
Class I	(56)	(123)
Class R	(42)	(97)
Class R4	(4,797)	(11,421)
Class Z	(4,530)	(4,356)
Tax return of capital
Class A	—	(1,866,498)
Class B	—	(102,560)
Class C	—	(53,262)
Class I	—	(10)
Class R	—	(8)
Class R4	—	(926)
Class Z	—	(353)
Total distributions to shareholders	(9,772,586)	(26,978,993)
Decrease in net assets from share transactions	(64,237,076)	(188,359,679)
Total increase (decrease) in net assets	71,901,876	(204,265,803)
Net assets at beginning of period	852,589,884	1,056,855,687
Net assets at end of period	$924,491,760	$852,589,884
Undistributed (excess of distributions over) net investment income	$(494,110)	$1,676,095

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	53

Statement of Changes in Net Assets (continued)

	Six months ended March 31, 2012 (Unaudited)		Year ended September 30, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,726,055	16,536,739	3,896,735	37,200,331
Conversions from Class B	60	577	1,231,122	12,114,239
Distributions reinvested	936,380	8,855,612	2,530,917	23,855,312
Redemptions	(8,791,387)	(84,104,923)	(23,933,531)	(228,443,382)
Net decrease	(6,128,892)	(58,711,995)	(16,274,757)	(155,273,500)
Class B shares
Subscriptions	34,928	333,961	95,468	895,032
Distributions reinvested	39,399	365,590	139,601	1,309,280
Conversions to Class A	(61)	(577)	(1,242,486)	(12,114,239)
Redemptions	(493,445)	(4,682,226)	(1,809,666)	(17,117,001)
Net decrease	(419,179)	(3,983,252)	(2,817,083)	(27,026,928)
Class C shares
Subscriptions	188,572	1,768,101	395,144	3,713,224
Distributions reinvested	24,805	229,106	70,334	654,496
Redemptions	(385,911)	(3,628,815)	(1,148,332)	(10,786,004)
Net decrease	(172,534)	(1,631,608)	(682,854)	(6,418,284)
Class R4 shares
Subscriptions	—	—	328	3,190
Distributions reinvested	507	4,797	1,308	12,347
Redemptions	(4,609)	(44,523)	(3,790)	(36,847)
Net decrease	(4,102)	(39,726)	(2,154)	(21,310)
Class Z shares
Subscriptions	43,725	417,409	45,094	446,431
Distributions reinvested	422	4,006	438	4,060
Redemptions	(31,364)	(291,910)	(7,456)	(70,148)
Net increase	12,783	129,505	38,076	380,343
Total net decrease	(6,711,924)	(64,237,076)	(19,738,772)	(188,359,679)

The accompanying Notes to Financial Statements are an integral part of this statement.

54	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$8.75		$9.02	$8.44	$9.10	$12.48	$10.78
Income from investment operations:
Net investment income	0.08		0.18	0.15	0.14	0.24	0.22
Net realized and unrealized gain (loss)	1.46		(0.19)	0.63	(0.40)	(2.71)	1.71
Total from investment operations	1.54		(0.01)	0.78	(0.26)	(2.47)	1.93
Less distributions to shareholders from:
Net investment income	(0.11)		(0.24)	(0.20)	(0.12)	(0.23)	(0.23)
Net realized gains	—		—	—	(0.28)	(0.68)	—
Tax return of capital	—		(0.02)	—	—	—	—
Total distributions to shareholders	(0.11)		(0.26)	(0.20)	(0.40)	(0.91)	(0.23)
Net asset value, end of period	$10.18		$8.75	$9.02	$8.44	$9.10	$12.48
Total return	17.68%		(0.24% )	9.29%	(2.33% )	(20.90% )	17.97%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.19%	(b)	1.13%	1.05%	1.10%	1.02%	1.12%
Net expenses after fees waived or expenses reimbursed(c)	1.16%	(b)	1.13% (d)	1.05%	1.10%	1.02%	1.12%
Net investment income	1.77%	(b)	1.93% (d)	1.73%	1.82%	2.20%	1.90%
Supplemental data
Net assets, end of period (in thousands)	$839,639		$774,665	$945,595	$1,122,673	$1,437,164	$1,871,507
Portfolio turnover(e)	79%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2012 and 131%, 113%, 116%, and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	55

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$8.67		$8.93	$8.36	$9.01	$12.36	$10.69
Income from investment operations:
Net investment income	0.05		0.11	0.08	0.08	0.15	0.13
Net realized and unrealized gain (loss)	1.44		(0.18)	0.62	(0.39)	(2.67)	1.68
Total from investment operations	1.49		(0.07)	0.70	(0.31)	(2.52)	1.81
Less distributions to shareholders from:
Net investment income	(0.07)		(0.18)	(0.13)	(0.06)	(0.15)	(0.14)
Net realized gains	—		—	—	(0.28)	(0.68)	—
Tax return of capital	—		(0.01)	—	—	—	—
Total distributions to shareholders	(0.07)		(0.19)	(0.13)	(0.34)	(0.83)	(0.14)
Net asset value, end of period	$10.09		$8.67	$8.93	$8.36	$9.01	$12.36
Total return	17.29%		(0.94% )	8.38%	(3.00% )	(21.50% )	17.02%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.96%	(b)	1.87%	1.81%	1.87%	1.78%	1.88%
Net expenses after fees waived or expenses reimbursed(c)	1.92%	(b)	1.87% (d)	1.81%	1.87%	1.78%	1.88%
Net investment income	1.01%	(b)	1.18% (d)	0.98%	1.05%	1.43%	1.14%
Supplemental data
Net assets, end of period (in thousands)	$51,168		$47,580	$74,220	$115,318	$169,090	$243,036
Portfolio turnover(e)	79%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2012 and 131%, 113%, 116%, and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

56	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$8.61		$8.88	$8.32	$8.97	$12.31	$10.66
Income from investment operations:
Net investment income	0.05		0.11	0.08	0.08	0.16	0.14
Net realized and unrealized gain (loss)	1.44		(0.19)	0.61	(0.39)	(2.67)	1.66
Total from investment operations	1.49		(0.08)	0.69	(0.31)	(2.51)	1.80
Less distributions to shareholders from:
Net investment income	(0.07)		(0.18)	(0.13)	(0.06)	(0.15)	(0.15)
Net realized gains	—		—	—	(0.28)	(0.68)	—
Tax return of capital	—		(0.01)	—	—	—	—
Total distributions to shareholders	(0.07)		(0.19)	(0.13)	(0.34)	(0.83)	(0.15)
Net asset value, end of period	$10.03		$8.61	$8.88	$8.32	$8.97	$12.31
Total return	17.42%		(1.02% )	8.34%	(2.98% )	(21.47% )	16.97%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.95%	(b)	1.88%	1.81%	1.86%	1.77%	1.88%
Net expenses after fees waived or expenses reimbursed(c)	1.91%	(b)	1.88% (d)	1.81%	1.86%	1.77%	1.88%
Net investment income	1.02%	(b)	1.17% (d)	0.98%	1.07%	1.47%	1.16%
Supplemental data
Net assets, end of period (in thousands)	$32,751		$29,619	$36,614	$46,515	$59,279	$66,995
Portfolio turnover(e)	79%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2012 and 131%, 113%, 116%, and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	57

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$8.74		$9.01	$8.43	$9.09	$12.47	$11.52
Income from investment operations:
Net investment income	0.10		0.23	0.19	0.18	0.28	0.22
Net realized and unrealized gain (loss)	1.46		(0.19)	0.63	(0.41)	(2.71)	1.00
Total from investment operations	1.56		0.04	0.82	(0.23)	(2.43)	1.22
Less distributions to shareholders from:
Net investment income	(0.13)		(0.29)	(0.24)	(0.15)	(0.27)	(0.27)
Net realized gains	—		—	—	(0.28)	(0.68)	—
Tax return of capital	—		(0.02)	—	—	—	—
Total distributions to shareholders	(0.13)		(0.31)	(0.24)	(0.43)	(0.95)	(0.27)
Net asset value, end of period	$10.17		$8.74	$9.01	$8.43	$9.09	$12.47
Total return	17.95%		0.21%	9.79%	(1.88% )	(20.60% )	10.70%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.78%	(c)	0.67%	0.60%	0.65%	0.63%	0.73%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.76%	(c)	0.67%	0.60%	0.65%	0.63%	0.73%	(c)
Net investment income	2.17%	(c)	2.37%	2.19%	2.34%	2.59%	2.33%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$4	$4	$4	$4	$5
Portfolio turnover(e)	79%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for six months ended March 31, 2012 and 131%, 113%, 116% and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

58	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$8.74		$9.01	$8.43	$9.09	$12.47	$11.52
Income from investment operations:
Net investment income	0.07		0.16	0.12	0.12	0.22	0.14
Net realized and unrealized gain (loss)	1.46		(0.19)	0.63	(0.40)	(2.69)	1.00
Total from investment operations	1.53		(0.03)	0.75	(0.28)	(2.47)	1.14
Less distributions to shareholders from:
Net investment income	(0.10)		(0.22)	(0.17)	(0.10)	(0.23)	(0.19)
Net realized gains	—		—	—	(0.28)	(0.68)	—
Tax return of capital	—		(0.02)	—	—	—	—
Total distributions to shareholders	(0.10)		(0.24)	(0.17)	(0.38)	(0.91)	(0.19)
Net asset value, end of period	$10.17		$8.74	$9.01	$8.43	$9.09	$12.47
Total return	17.57%		(0.49% )	8.90%	(2.52% )	(20.93% )	10.01%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.46%	(c)	1.36%	1.42%	1.42%	1.45%	1.54%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.42%	(c)	1.36%	1.42%	1.33%	1.20%	1.54%	(c)
Net investment income	1.51%	(c)	1.68%	1.38%	1.60%	1.98%	1.51%	(c)
Supplemental data
Net assets, end of period (in thousands)	$4		$4	$4	$4	$4	$5
Portfolio turnover(e)	79%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to September 30, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2012 and 131%, 113%, 116% and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	59

Financial Highlights (continued)

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$8.77		$9.04	$8.45	$9.10	$12.48	$10.78
Income from investment operations:
Net investment income	0.09		0.20	0.16	0.15	0.26	0.24
Net realized and unrealized gain (loss)	1.46		(0.19)	0.64	(0.40)	(2.71)	1.70
Total from investment operations	1.55		0.01	0.80	(0.25)	(2.45)	1.94
Less distributions to shareholders from:
Net investment income	(0.12)		(0.26)	(0.21)	(0.12)	(0.25)	(0.24)
Net realized gains	—		—	—	(0.28)	(0.68)	—
Tax return of capital	—		(0.02)	—	—	—	—
Total distributions to shareholders	(0.12)		(0.28)	(0.21)	(0.40)	(0.93)	(0.24)
Net asset value, end of period	$10.20		$8.77	$9.04	$8.45	$9.10	$12.48
Total return	17.73%		(0.12% )	9.49%	(2.11% )	(20.71% )	18.08%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.05%	(b)	0.98%	0.91%	0.94%	0.93%	1.03%
Net expenses after fees waived or expenses reimbursed(c)	1.05%	(b)	0.98%	0.91%	0.87%	0.78%	1.00%
Net investment income	1.88%	(b)	2.07%	1.87%	1.97%	2.31%	2.01%
Supplemental data
Net assets, end of period (in thousands)	$406		$384	$416	$1,219	$6,813	$16,864
Portfolio turnover(d)	79%		142%	114%	136%	123%	123%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(d)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2012 and 131%, 113%, 116% and 89% for the years ended September 30, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

60	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

	Six months ended March 31, 2012		Year ended Sept. 30,
			2011		2010(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$8.73		$9.01		$8.98
Income from investment operations:
Net investment income (loss)	0.10		0.21		(0.01)
Net realized and unrealized gain (loss)	1.46		(0.19)		0.04
Total from investment operations	1.56		0.02		0.03
Less distributions to shareholders from:
Net investment income	(0.12)		(0.30)		—
Tax return of capital	—		0.00	(b)	—
Total distributions to shareholders	(0.12)		(0.30)		—
Net asset value, end of period	$10.17		$8.73		$9.01
Total return	17.96%		0.01%		0.33%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.90%	(d)	0.89%		1.02%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.89%	(d)	0.89%	(f)	1.02%	(d)
Net investment income (loss)	2.10%	(d)	2.28%	(f)	(13.66%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$520		$335		$3
Portfolio turnover(g)	79%		142%		114%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to September 30, 2010.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 70% for the six months ended March 31, 2012 and 131% and 113% for the years ended September 30, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	61

Notes to Financial Statements

March 31, 2012 (Unaudited)

Note 1. Organization

Columbia Strategic Allocation Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

62	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Note 2. Summary	of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	63

Notes to Financial Statements (continued)

Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities

64	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

(such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	65

Notes to Financial Statements (continued)

and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio and for investment strategy.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

66	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to produce incremental earnings and protect gains/decrease the Fund's exposure to equity risk and to increase return on investments, protect gains, and facilitate buying and selling of securities for investments. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

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Notes to Financial Statements (continued)

Contracts and premiums associated with options contracts written for the six months ended March 31, 2012 are as follows:

	Calls		Puts
	Contracts	Premiums	Contracts	Premiums
Balance at September 30, 2011	—	$—	—	$—
Opened	54	24,342	78	20,536
Closed	54	24,342	78	20,536
Expired
Balance at March 31, 2012	—	—	—	—

Swaptions

The Fund entered into swaption contracts. Swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. The Fund purchased or wrote swaption contracts to manage exposure to fluctuations in interest rates and to hedge the fair value of other Fund investments. If a call swaption is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange. Exercising a put swaption would entitle the purchaser to pay a fixed rate and receive a floating rate. Changes in the value of the swaption are reported as unrealized appreciation or depreciation on swaptions in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the swaption contract expires or is closed.

When the Fund writes a swaption, the premium received is recorded as an asset and equivalent liability in the Statement of Assets and Liabilities and is subsequently adjusted to the current fair value of the swaption written. Premiums received from writing swaptions that expire unexercised are recorded by the Fund on the expiration date as realized gains from investments in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on swaptions in the Statement of Operations.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage fluctuations in high yield exposure caused by changes to the high yield allocation. They are not used for leverage or hedging purposes.

68	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	69

Notes to Financial Statements (continued)

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at March 31, 2012

Risk Exposure Category	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid on outstanding credit default swap contracts	$34,674		Premiums received on outstanding credit default swap contracts	$129,925
Equity contracts	Net assets — unrealized appreciation on futures contracts	135,798	*	Net assets — unrealized depreciation on futures contracts	—	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	225,776		Unrealized depreciation on forward foreign currency exchange contracts	283,683
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	83,218	*	Net assets — unrealized depreciation on futures contracts	8,034	*
Total		$479,466			$421,642

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

70	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Effect of Derivative Instruments in the Statement of Operations for the period ended March 31, 2012

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Contracts Written and Purchased	Swap Contracts	Total
Credit contracts	$—	$—	$—	$(165,885)	$(165,885)
Equity contracts	—	956,352	—	—	$956,352
Foreign exchange contracts	1,795,336	—	—	—	$1,795,336
Interest rate contracts	—	(232,318)	44,878	—	$(187,440)
Total	$1,795,336	$724,034	$44,878	$(165,885)	$2,398,363

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Credit contracts	$—	$—	$2,456,009	$2,456,009
Equity contracts	—	151,355	—	$151,355
Foreign exchange contracts	101,163	—	—	$101,163
Interest rate contracts	—	118,597	—	$118,597
Total	$101,163	$269,952	$2,456,009	$2,827,124

Volume of Derivative Instruments for the period ended March 31, 2012

Contracts Opened
Forward Foreign Currency Exchange Contracts	242
Futures Contracts	1,057
Options Contracts	8,000,600

Aggregate Notional Opened
Credit Default Swap Contracts — Sell Protection	$29,600,000

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	71

Notes to Financial Statements (continued)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated

72	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	73

Notes to Financial Statements (continued)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

74	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	75

Notes to Financial Statements (continued)

objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees	and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended March 31, 2012 was 0.64% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended March 31, 2012 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended March 31, 2012, other expenses paid to this company were $2,441.

76	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	77

Notes to Financial Statements (continued)

For the six months ended March 31, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.20
Class C	0.19
Class R	0.18
Class R4	0.05
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended March 31, 2012, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $4,683,000 and $374,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

78	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $352,402 for Class A, $11,819 for Class B, $1,685 for Class C for the six months ended March 31, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective December 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through January 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.13%
Class B	1.88
Class C	1.88
Class I	0.74
Class R	1.38
Class R4	1.04
Class Z	0.88

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal	Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	79

Notes to Financial Statements (continued)

At March 31, 2012, the cost of investments for federal income tax purposes was approximately $901,384,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$106,426,000
Unrealized depreciation	(15,713,000)
Net unrealized appreciation	$90,713,000

The following capital loss carryforward, determined as of September 30, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$21,514,298
2018	320,258,879
2019	21,116,345
Total	$362,889,522

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio	Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $680,171,789 and $752,602,557, respectively, for the six months ended March 31, 2012, of which $258,033,499 and $343,849,665, respectively, were U.S. government securities.

80	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Note 6. Lending	of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

At March 31, 2012, securities valued at $63,579,283 were on loan, secured by U.S. government securities valued at $5,927,429 and by cash collateral of $59,770,132 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended March 31, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	81

Notes to Financial Statements (continued)

Note 7. Affiliated	Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder	Concentration

At March 31, 2012, one unaffiliated shareholder account owned 14.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line	of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended March 31, 2012.

82	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Note 10. Subsequent	Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information	Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	83

Notes to Financial Statements (continued)

with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

84	COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA STRATEGIC ALLOCATION FUND — 2012 SEMIANNUAL REPORT	85

Columbia Strategic Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6143 AF (5/12)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

	(registrant)		Columbia Funds Series Trust II

By (Signature and Title)	/s/	J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/	Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012